UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
February 28
Date of reporting period:
February 28, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Corporate Bond Fund
Class A: ACCBX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class A)	$73	0.71%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 6.98%. For the same time period, the Bloomberg U.S. Credit Index returned 6.41%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particularly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Bloomberg U.S. Credit Index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Treasuries | Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative Fund performance due to an elevated rates environment.
Consumer cyclical corporates | Sector allocation within consumer cyclical corporates, particularly within the automotive sub-sector, detracted from relative Fund performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class A) —including sales charge	2.50%	-0.32%	2.33%
Invesco Corporate Bond Fund (Class A) —excluding sales charge	6.98%	0.55%	2.78%
Bloomberg U.S. Credit Index	6.41%	0.02%	2.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,799,884,959
Total number of portfolio holdings	1,393
Total advisory fees paid	$9,796,520
Portfolio turnover rate	146%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Corporate Bond Fund
Class C: ACCEX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class C)	$150	1.46%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 6.01%. For the same time period, the Bloomberg U.S. Credit Index returned 6.41%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particularly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Bloomberg U.S. Credit Index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Treasuries | Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative Fund performance due to an elevated rates environment.
Consumer cyclical corporates | Sector allocation within consumer cyclical corporates, particularly within the automotive sub-sector, detracted from relative Fund performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class C) —including sales charge	5.01%	-0.24%	2.16%
Invesco Corporate Bond Fund (Class C) —excluding sales charge	6.01%	-0.24%	2.16%
Bloomberg U.S. Credit Index	6.41%	0.02%	2.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,799,884,959
Total number of portfolio holdings	1,393
Total advisory fees paid	$9,796,520
Portfolio turnover rate	146%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Corporate Bond Fund
Class R: ACCZX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class R)	$99	0.96%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class R shares of the Fund returned 6.55%. For the same time period, the Bloomberg U.S. Credit Index returned 6.41%
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particularly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Bloomberg U.S. Credit Index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Treasuries | Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative Fund performance due to an elevated rates environment.
Consumer cyclical corporates | Sector allocation within consumer cyclical corporates, particularly within the automotive sub-sector, detracted from relative Fund performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class R)	6.55%	0.27%	2.51%
Bloomberg U.S. Credit Index	6.41%	0.02%	2.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,799,884,959
Total number of portfolio holdings	1,393
Total advisory fees paid	$9,796,520
Portfolio turnover rate	146%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Corporate Bond Fund
Class Y: ACCHX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class Y)	$48	0.46%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 7.07%. For the same time period, the Bloomberg U.S. Credit Index returned 6.41%
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particularly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Bloomberg U.S. Credit Index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Treasuries | Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative Fund performance due to an elevated rates environment.
Consumer cyclical corporates | Sector allocation within consumer cyclical corporates, particularly within the automotive sub-sector, detracted from relative Fund performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class Y)	7.07%	0.78%	3.02%
Bloomberg U.S. Credit Index	6.41%	0.02%	2.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,799,884,959
Total number of portfolio holdings	1,393
Total advisory fees paid	$9,796,520
Portfolio turnover rate	146%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Corporate Bond Fund
Class R5: ACCWX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class R5)	$42	0.41%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 7.29%. For the same time period, the Bloomberg U.S. Credit Index returned 6.41%
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particularly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Bloomberg U.S. Credit Index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Treasuries | Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative Fund performance due to an elevated rates environment.
Consumer cyclical corporates | Sector allocation within consumer cyclical corporates, particularly within the automotive sub-sector, detracted from relative Fund performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class R5)	7.29%	0.87%	3.12%
Bloomberg U.S. Credit Index	6.41%	0.02%	2.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,799,884,959
Total number of portfolio holdings	1,393
Total advisory fees paid	$9,796,520
Portfolio turnover rate	146%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Corporate Bond Fund
Class R6: ICBFX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class R6)	$35	0.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 7.20%. For the same time period, the Bloomberg U.S. Credit Index returned 6.41%
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particularly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Bloomberg U.S. Credit Index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Treasuries | Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative Fund performance due to an elevated rates environment.
Consumer cyclical corporates | Sector allocation within consumer cyclical corporates, particularly within the automotive sub-sector, detracted from relative Fund performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class R6)	7.20%	0.91%	3.18%
Bloomberg U.S. Credit Index	6.41%	0.02%	2.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,799,884,959
Total number of portfolio holdings	1,393
Total advisory fees paid	$9,796,520
Portfolio turnover rate	146%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Fund
Class A: AGREX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class A)	$150	1.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the global real estate market delivered positive returns. A majority of the Fund underperformance was due to poor stock selection. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class A shares, excluding sales charge, of the Fund returned 7.88%. For the same time period, the Custom Invesco Global Real Estate Index (Net) returned 10.03%.
What contributed to performance?
Sweden | Overweight exposure to Fastighets AB Balder with higher-than-average financial leverage benefited Fund performance.
Spain | Overweight exposure to a diversified holding, Merlin Properties SOCIMI S.A. ("Merlin Properties"), and high yielding residential developers benefited Fund performance. Merlin Properties owns a portfolio of mostly Spanish office, retail and data center assets. The company strengthened its balance sheet in 2022, and its valuation has been overly discounted in prior periods as measured by its implied cap rate / price-to-earnings ratio and discount to net asset value. The stock benefited from a market environment where value characteristics were rewarded. We believe its exposure to data centers was also a positive driver of investor sentiment and growth.
What detracted from performance?
United States | During the fiscal year, the Fund did not hold a position in Ventas Inc., which detracted from relative performance. Ventas owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the US and Canada. Ventas benefited from a recovery in senior housing fundamentals post-Covid.
Canada | StorageVault Canada, Inc. ("StorageVault") is the largest self-storage owner in Canada with over 200 locations across the country, and concentrations in population centers in Ontario, Alberta, British Columbia and Quebec. The Fund held an overweight position in StorageVault with a view that Canadian population growth and housing activity would continue to drive demand. We believe slowing storage market supply and demand fundamentals caused underperformance in the stock during the fiscal year and caused negative attribution for the Fund overall. As a result, the portfolio began reducing exposure to shares of StorageVault in November 2024, and eventually exited the position prior to fiscal year-end.
Hong Kong | Stock selection in Hong Kong detracted from relative Fund performance. One of the key detractors from Fund performance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class A) —including sales charge	1.93%	-1.52%	0.71%
Invesco Global Real Estate Fund (Class A) —excluding sales charge	7.88%	-0.39%	1.28%
Custom Invesco Global Real Estate Index (Net)	10.03%	0.94%	2.18%
MSCI World Index (Net)	15.63%	13.91%	9.82%
The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$143,891,495
Total number of portfolio holdings	72
Total advisory fees paid	$1,155,451
Portfolio turnover rate	130%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Fund
Class C: CGREX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class C)	$227	2.19%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the global real estate market delivered positive returns. A majority of the Fund underperformance was due to poor stock selection. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class C shares, excluding sales charge, of the Fund returned 7.19%. For the same time period, the Custom Invesco Global Real Estate Index (Net) returned 10.03%.
What contributed to performance?
Sweden | Overweight exposure to Fastighets AB Balder with higher-than-average financial leverage benefited Fund performance.
Spain | Overweight exposure to a diversified holding, Merlin Properties SOCIMI S.A. ("Merlin Properties"), and high yielding residential developers benefited Fund performance. Merlin Properties owns a portfolio of mostly Spanish office, retail and data center assets. The company strengthened its balance sheet in 2022, and its valuation has been overly discounted in prior periods as measured by its implied cap rate / price-to-earnings ratio and discount to net asset value. The stock benefited from a market environment where value characteristics were rewarded. We believe its exposure to data centers was also a positive driver of investor sentiment and growth.
What detracted from performance?
United States | During the fiscal year, the Fund did not hold a position in Ventas Inc., which detracted from relative performance. Ventas owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the US and Canada. Ventas benefited from a recovery in senior housing fundamentals post-Covid.
Canada | StorageVault Canada, Inc. ("StorageVault") is the largest self-storage owner in Canada with over 200 locations across the country, and concentrations in population centers in Ontario, Alberta, British Columbia and Quebec. The Fund held an overweight position in StorageVault with a view that Canadian population growth and housing activity would continue to drive demand. We believe slowing storage market supply and demand fundamentals caused underperformance in the stock during the fiscal year and caused negative attribution for the Fund overall. As a result, the portfolio began reducing exposure to shares of StorageVault in November 2024, and eventually exited the position prior to fiscal year-end.
Hong Kong | Stock selection in Hong Kong detracted from relative Fund performance. One of the key detractors from Fund performance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class C) —including sales charge	6.19%	-1.13%	0.66%
Invesco Global Real Estate Fund (Class C) —excluding sales charge	7.19%	-1.13%	0.66%
Custom Invesco Global Real Estate Index (Net)	10.03%	0.94%	2.18%
MSCI World Index (Net)	15.63%	13.91%	9.82%
The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$143,891,495
Total number of portfolio holdings	72
Total advisory fees paid	$1,155,451
Portfolio turnover rate	130%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Fund
Class R: RGREX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class R)	$175	1.69%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the global real estate market delivered positive returns. A majority of the Fund underperformance was due to poor stock selection. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class R shares of the Fund returned 7.61%. For the same time period, the Custom Invesco Global Real Estate Index (Net) returned 10.03%.
What contributed to performance?
Sweden | Overweight exposure to Fastighets AB Balder with higher-than-average financial leverage benefited Fund performance.
Spain | Overweight exposure to a diversified holding, Merlin Properties SOCIMI S.A. ("Merlin Properties"), and high yielding residential developers benefited Fund performance. Merlin Properties owns a portfolio of mostly Spanish office, retail and data center assets. The company strengthened its balance sheet in 2022, and its valuation has been overly discounted in prior periods as measured by its implied cap rate / price-to-earnings ratio and discount to net asset value. The stock benefited from a market environment where value characteristics were rewarded. We believe its exposure to data centers was also a positive driver of investor sentiment and growth.
What detracted from performance?
United States | During the fiscal year, the Fund did not hold a position in Ventas Inc., which detracted from relative performance. Ventas owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the US and Canada. Ventas benefited from a recovery in senior housing fundamentals post-Covid.
Canada | StorageVault Canada, Inc. ("StorageVault") is the largest self-storage owner in Canada with over 200 locations across the country, and concentrations in population centers in Ontario, Alberta, British Columbia and Quebec. The Fund held an overweight position in StorageVault with a view that Canadian population growth and housing activity would continue to drive demand. We believe slowing storage market supply and demand fundamentals caused underperformance in the stock during the fiscal year and caused negative attribution for the Fund overall. As a result, the portfolio began reducing exposure to shares of StorageVault in November 2024, and eventually exited the position prior to fiscal year-end.
Hong Kong | Stock selection in Hong Kong detracted from relative Fund performance. One of the key detractors from Fund performance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class R)	7.61%	-0.63%	1.02%
Custom Invesco Global Real Estate Index (Net)	10.03%	0.94%	2.18%
MSCI World Index (Net)	15.63%	13.91%	9.82%
The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$143,891,495
Total number of portfolio holdings	72
Total advisory fees paid	$1,155,451
Portfolio turnover rate	130%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Fund
Class Y: ARGYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class Y)	$124	1.19%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the global real estate market delivered positive returns. A majority of the Fund underperformance was due to poor stock selection. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 8.16%. For the same time period, the Custom Invesco Global Real Estate Index (Net) returned 10.03%.
What contributed to performance?
Sweden | Overweight exposure to Fastighets AB Balder with higher-than-average financial leverage benefited Fund performance.
Spain | Overweight exposure to a diversified holding, Merlin Properties SOCIMI S.A. ("Merlin Properties"), and high yielding residential developers benefited Fund performance. Merlin Properties owns a portfolio of mostly Spanish office, retail and data center assets. The company strengthened its balance sheet in 2022, and its valuation has been overly discounted in prior periods as measured by its implied cap rate / price-to-earnings ratio and discount to net asset value. The stock benefited from a market environment where value characteristics were rewarded. We believe its exposure to data centers was also a positive driver of investor sentiment and growth.
What detracted from performance?
United States | During the fiscal year, the Fund did not hold a position in Ventas Inc., which detracted from relative performance. Ventas owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the US and Canada. Ventas benefited from a recovery in senior housing fundamentals post-Covid.
Canada | StorageVault Canada, Inc. ("StorageVault") is the largest self-storage owner in Canada with over 200 locations across the country, and concentrations in population centers in Ontario, Alberta, British Columbia and Quebec. The Fund held an overweight position in StorageVault with a view that Canadian population growth and housing activity would continue to drive demand. We believe slowing storage market supply and demand fundamentals caused underperformance in the stock during the fiscal year and caused negative attribution for the Fund overall. As a result, the portfolio began reducing exposure to shares of StorageVault in November 2024, and eventually exited the position prior to fiscal year-end.
Hong Kong | Stock selection in Hong Kong detracted from relative Fund performance. One of the key detractors from Fund performance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class Y)	8.16%	-0.15%	1.52%
Custom Invesco Global Real Estate Index (Net)	10.03%	0.94%	2.18%
MSCI World Index (Net)	15.63%	13.91%	9.82%
The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$143,891,495
Total number of portfolio holdings	72
Total advisory fees paid	$1,155,451
Portfolio turnover rate	130%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Fund
Class R5: IGREX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class R5)	$105	1.01%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the global real estate market delivered positive returns. A majority of the Fund underperformance was due to poor stock selection. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 8.37%. For the same time period, the Custom Invesco Global Real Estate Index (Net) returned 10.03%.
What contributed to performance?
Sweden | Overweight exposure to Fastighets AB Balder with higher-than-average financial leverage benefited Fund performance.
Spain | Overweight exposure to a diversified holding, Merlin Properties SOCIMI S.A. ("Merlin Properties"), and high yielding residential developers benefited Fund performance. Merlin Properties owns a portfolio of mostly Spanish office, retail and data center assets. The company strengthened its balance sheet in 2022, and its valuation has been overly discounted in prior periods as measured by its implied cap rate / price-to-earnings ratio and discount to net asset value. The stock benefited from a market environment where value characteristics were rewarded. We believe its exposure to data centers was also a positive driver of investor sentiment and growth.
What detracted from performance?
United States | During the fiscal year, the Fund did not hold a position in Ventas Inc., which detracted from relative performance. Ventas owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the US and Canada. Ventas benefited from a recovery in senior housing fundamentals post-Covid.
Canada | StorageVault Canada, Inc. ("StorageVault") is the largest self-storage owner in Canada with over 200 locations across the country, and concentrations in population centers in Ontario, Alberta, British Columbia and Quebec. The Fund held an overweight position in StorageVault with a view that Canadian population growth and housing activity would continue to drive demand. We believe slowing storage market supply and demand fundamentals caused underperformance in the stock during the fiscal year and caused negative attribution for the Fund overall. As a result, the portfolio began reducing exposure to shares of StorageVault in November 2024, and eventually exited the position prior to fiscal year-end.
Hong Kong | Stock selection in Hong Kong detracted from relative Fund performance. One of the key detractors from Fund performance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class R5)	8.37%	0.01%	1.68%
Custom Invesco Global Real Estate Index (Net)	10.03%	0.94%	2.18%
MSCI World Index (Net)	15.63%	13.91%	9.82%
The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$143,891,495
Total number of portfolio holdings	72
Total advisory fees paid	$1,155,451
Portfolio turnover rate	130%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Fund
Class R6: FGREX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class R6)	$99	0.95%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the global real estate market delivered positive returns. A majority of the Fund underperformance was due to poor stock selection. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 8.43%. For the same time period, the Custom Invesco Global Real Estate Index (Net) returned 10.03%.
What contributed to performance?
Sweden | Overweight exposure to Fastighets AB Balder with higher-than-average financial leverage benefited Fund performance.
Spain | Overweight exposure to a diversified holding, Merlin Properties SOCIMI S.A. ("Merlin Properties"), and high yielding residential developers benefited Fund performance. Merlin Properties owns a portfolio of mostly Spanish office, retail and data center assets. The company strengthened its balance sheet in 2022, and its valuation has been overly discounted in prior periods as measured by its implied cap rate / price-to-earnings ratio and discount to net asset value. The stock benefited from a market environment where value characteristics were rewarded. We believe its exposure to data centers was also a positive driver of investor sentiment and growth.
What detracted from performance?
United States | During the fiscal year, the Fund did not hold a position in Ventas Inc., which detracted from relative performance. Ventas owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the US and Canada. Ventas benefited from a recovery in senior housing fundamentals post-Covid.
Canada | StorageVault Canada, Inc. ("StorageVault") is the largest self-storage owner in Canada with over 200 locations across the country, and concentrations in population centers in Ontario, Alberta, British Columbia and Quebec. The Fund held an overweight position in StorageVault with a view that Canadian population growth and housing activity would continue to drive demand. We believe slowing storage market supply and demand fundamentals caused underperformance in the stock during the fiscal year and caused negative attribution for the Fund overall. As a result, the portfolio began reducing exposure to shares of StorageVault in November 2024, and eventually exited the position prior to fiscal year-end.
Hong Kong | Stock selection in Hong Kong detracted from relative Fund performance. One of the key detractors from Fund performance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class R6)	8.43%	0.06%	1.75%
Custom Invesco Global Real Estate Index (Net)	10.03%	0.94%	2.18%
MSCI World Index (Net)	15.63%	13.91%	9.82%
The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$143,891,495
Total number of portfolio holdings	72
Total advisory fees paid	$1,155,451
Portfolio turnover rate	130%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Invesco Cash Reserve: AIMXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Invesco Cash Reserve)	$48	0.47%
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class A: ADAXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class A)	$53	0.52%
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class AX: ACZXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class AX)	$48	0.47%
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class C: ACNXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class C)	$109	1.07%
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class CX: ACXXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class CX)	$124	1.22%
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class R: AIRXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class R)	$74	0.72%
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class Y: AIYXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class Y)	$33	0.32%
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Investor Class: INAXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Investor Class)	$33	0.32%
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class R6: INVXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class R6)	$25	0.24%
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Fund
Class A: AMHYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class A)	$104	0.99%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Since the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, Class A shares, excluding sales charge, of the Fund returned 9.25%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index returned 10.09%.
What contributed to performance?
Energy and consumer non-cyclical corporates | Security selection within energy and consumer non-cyclicals boosted overall Fund performance for the fiscal year.
Financial institutions corporates | An overweight to financial institutions added positively to total returns during the fiscal year.
What detracted from performance?
CCC-rated bonds | An underweight allocation to CCC-rated bonds detracted from overall Fund performance for the fiscal year.
Finance company corporates | Security selection within finance companies created a drag on performance during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class A) —including sales charge	4.75%	2.80%	3.13%
Invesco High Yield Fund (Class A) —excluding sales charge	9.25%	3.72%	3.56%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	10.09%	4.91%	5.06%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,188,949,606
Total number of portfolio holdings	278
Total advisory fees paid	$5,450,948
Portfolio turnover rate	172%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Fund
Class C: AHYCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class C)	$181	1.74%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Since the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, Class C shares, excluding sales charge, of the Fund returned 8.14%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index returned 10.09%.
What contributed to performance?
Energy and consumer non-cyclical corporates | Security selection within energy and consumer non-cyclicals boosted overall Fund performance for the fiscal year.
Financial institutions corporates | An overweight to financial institutions added positively to total returns during the fiscal year.
What detracted from performance?
CCC-rated bonds | An underweight allocation to CCC-rated bonds detracted from overall Fund performance for the fiscal year.
Finance company corporates | Security selection within finance companies created a drag on performance during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class C) —including sales charge	7.14%	2.94%	2.94%
Invesco High Yield Fund (Class C) —excluding sales charge	8.14%	2.94%	2.94%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	10.09%	4.91%	5.06%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,188,949,606
Total number of portfolio holdings	278
Total advisory fees paid	$5,450,948
Portfolio turnover rate	172%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Fund
Class Y: AHHYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class Y)	$78	0.74%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Since the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 9.51%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index returned 10.09%.
What contributed to performance?
Energy and consumer non-cyclical corporates | Security selection within energy and consumer non-cyclicals boosted overall Fund performance for the fiscal year.
Financial institutions corporates | An overweight to financial institutions added positively to total returns during the fiscal year.
What detracted from performance?
CCC-rated bonds | An underweight allocation to CCC-rated bonds detracted from overall Fund performance for the fiscal year.
Finance company corporates | Security selection within finance companies created a drag on performance during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class Y)	9.51%	3.99%	3.83%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	10.09%	4.91%	5.06%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,188,949,606
Total number of portfolio holdings	278
Total advisory fees paid	$5,450,948
Portfolio turnover rate	172%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Fund
Investor Class: HYINX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Investor Class)	$103	0.99%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Since the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, Investor Class shares of the Fund returned 8.95%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index returned 10.09%.
What contributed to performance?
Energy and consumer non-cyclical corporates | Security selection within energy and consumer non-cyclicals boosted overall Fund performance for the fiscal year.
Financial institutions corporates | An overweight to financial institutions added positively to total returns during the fiscal year.
What detracted from performance?
CCC-rated bonds | An underweight allocation to CCC-rated bonds detracted from overall Fund performance for the fiscal year.
Finance company corporates | Security selection within finance companies created a drag on performance during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Investor Class)	8.95%	3.66%	3.55%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	10.09%	4.91%	5.06%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,188,949,606
Total number of portfolio holdings	278
Total advisory fees paid	$5,450,948
Portfolio turnover rate	172%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Fund
Class R5: AHIYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class R5)	$71	0.68%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Since the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 9.58%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index returned 10.09%.
What contributed to performance?
Energy and consumer non-cyclical corporates | Security selection within energy and consumer non-cyclicals boosted overall Fund performance for the fiscal year.
Financial institutions corporates | An overweight to financial institutions added positively to total returns during the fiscal year.
What detracted from performance?
CCC-rated bonds | An underweight allocation to CCC-rated bonds detracted from overall Fund performance for the fiscal year.
Finance company corporates | Security selection within finance companies created a drag on performance during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class R5)	9.58%	4.09%	3.91%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	10.09%	4.91%	5.06%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,188,949,606
Total number of portfolio holdings	278
Total advisory fees paid	$5,450,948
Portfolio turnover rate	172%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Fund
Class R6: HYIFX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class R6)	$63	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Since the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 9.67%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index returned 10.09%.
What contributed to performance?
Energy and consumer non-cyclical corporates | Security selection within energy and consumer non-cyclicals boosted overall Fund performance for the fiscal year.
Financial institutions corporates | An overweight to financial institutions added positively to total returns during the fiscal year.
What detracted from performance?
CCC-rated bonds | An underweight allocation to CCC-rated bonds detracted from overall Fund performance for the fiscal year.
Finance company corporates | Security selection within finance companies created a drag on performance during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class R6)	9.67%	4.18%	4.01%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	10.09%	4.91%	5.06%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,188,949,606
Total number of portfolio holdings	278
Total advisory fees paid	$5,450,948
Portfolio turnover rate	172%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Class A: AGOVX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class A)	$106	1.02%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 8.42%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class A) —including sales charge	3.87%	-0.72%	0.55%
Invesco Income Fund (Class A) —excluding sales charge	8.42%	0.16%	0.99%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Class C: AGVCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class C)	$184	1.77%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 7.46%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class C) —including sales charge	6.46%	-0.59%	0.38%
Invesco Income Fund (Class C) —excluding sales charge	7.46%	-0.59%	0.38%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Class R: AGVRX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class R)	$132	1.27%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Class R shares of the Fund returned 7.99%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class R)	7.99%	-0.13%	0.73%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Class Y: AGVYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class Y)	$80	0.77%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 8.69%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class Y)	8.69%	0.39%	1.24%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Class R5: AGOIX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class R5)	$73	0.70%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 8.62%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class R5)	8.62%	0.48%	1.34%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Class R6: AGVSX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class R6)	$66	0.63%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 9.19%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class R6)	9.19%	0.61%	1.31%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Investor Class: AGIVX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Investor Class)	$99	0.95%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Investor Class shares of the Fund returned 8.50%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Investor Class)	8.50%	0.22%	1.05%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Class A: IARAX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class A)	$134	1.27%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charges, returned 11.41%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class A) —including sales charge	5.30%	1.87%	3.62%
Invesco Real Estate Fund (Class A) —excluding sales charge	11.41%	3.03%	4.21%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Class C: IARCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class C)	$213	2.02%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charges, returned 10.58%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class C) —including sales charge	9.58%	2.27%	3.59%
Invesco Real Estate Fund (Class C) —excluding sales charge	10.58%	2.27%	3.59%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Class R: IARRX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class R)	$160	1.52%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class R shares of the Fund returned 11.18%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class R)	11.18%	2.78%	3.95%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Class Y: IARYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class Y)	$108	1.02%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 11.71%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class Y)	11.71%	3.29%	4.47%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Investor Class: REINX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Investor Class)	$127	1.20%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Investor Class shares of the Fund returned 11.49%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Investor Class)	11.49%	3.08%	4.24%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Class R5: IARIX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class R5)	$96	0.91%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 11.85%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class R5)	11.85%	3.42%	4.60%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Class R6: IARFX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class R6)	$89	0.84%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 11.87%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class R6)	11.87%	3.49%	4.68%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration Inflation Protected Fund
Class A: LMTAX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class A)	$57	0.55%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, Treasury Inflation Protected Securities provided positive returns through the period despite inflation expectations being mixed throughout the period. Most recently policy uncertainty and new tariffs by the US administration led to an increase in year-ahead inflation expectations from 3.3% to 4.3%, in February, which was the highest reading since November 2023.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 6.25%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index returned 6.85%. This in an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Fund’s style-specific index, the ICE BofA 1–5 Year US Inflation-Linked Treasury Index, by generally investing in the component securities of the index in their respective weightings. For the fiscal year, the Fund generated positive returns but underperformed the ICE BofA 1-5 Year US Inflation-Linked Treasury Index. The Fund’s performance will typically lag its index due to fees.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class A) —including sales charge	3.59%	2.36%	1.95%
Invesco Short Duration Inflation Protected Fund (Class A) —excluding sales charge	6.25%	2.88%	2.21%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	6.85%	3.39%	2.65%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 1-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$377,212,935
Total number of portfolio holdings	21
Total advisory fees paid	$580,938
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity
(% of total investments)
4/15/2026	5.4%
7/15/2026	5.5%
10/15/2026	5.0%
1/15/2027	8.6%
4/15/2027	4.9%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.7%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.8%
7/15/2029	5.3%
10/15/2029	5.4%
1/15/2030	5.3%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration Inflation Protected Fund
Class A2: SHTIX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class A2)	$46	0.45%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•  During the fiscal year ended February 28, 2025, Treasury Inflation Protected Securities provided positive returns through the period despite inflation expectations being mixed throughout the period. Most recently policy uncertainty and new tariffs by the US administration led to an increase in year-ahead inflation expectations from 3.3% to 4.3%, in February, which was the highest reading since November 2023.
• For the fiscal year ended February 28, 2025, Class A2 shares of the Fund, excluding sales charge, returned 6.35%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index returned 6.85%. This in an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Fund’s style-specific index, the ICE BofA 1–5 Year US Inflation-Linked Treasury Index, by generally investing in the component securities of the index in their respective weightings. For the fiscal year, the Fund generated positive returns but underperformed the ICE BofA 1-5 Year US Inflation-Linked Treasury Index. The Fund’s performance will typically lag its index due to fees.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class A2) —including sales charge	5.27%	2.75%	2.21%
Invesco Short Duration Inflation Protected Fund (Class A2) —excluding sales charge	6.35%	2.97%	2.32%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	6.85%	3.39%	2.65%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 1-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$377,212,935
Total number of portfolio holdings	21
Total advisory fees paid	$580,938
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity
(% of total investments)
4/15/2026	5.4%
7/15/2026	5.5%
10/15/2026	5.0%
1/15/2027	8.6%
4/15/2027	4.9%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.7%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.8%
7/15/2029	5.3%
10/15/2029	5.4%
1/15/2030	5.3%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration Inflation Protected Fund
Class Y: LMTYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class Y)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•  During the fiscal year ended February 28, 2025, Treasury Inflation Protected Securities provided positive returns through the period despite inflation expectations being mixed throughout the period. Most recently policy uncertainty and new tariffs by the US administration led to an increase in year-ahead inflation expectations from 3.3% to 4.3%, in February, which was the highest reading since November 2023.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 6.51%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index returned 6.85%. This in an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Fund’s style-specific index, the ICE BofA 1–5 Year US Inflation-Linked Treasury Index, by generally investing in the component securities of the index in their respective weightings. For the fiscal year, the Fund generated positive returns but underperformed the ICE BofA 1-5 Year US Inflation-Linked Treasury Index. The Fund’s performance will typically lag its index due to fees.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class Y)	6.51%	3.12%	2.46%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	6.85%	3.39%	2.65%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 1-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$377,212,935
Total number of portfolio holdings	21
Total advisory fees paid	$580,938
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity
(% of total investments)
4/15/2026	5.4%
7/15/2026	5.5%
10/15/2026	5.0%
1/15/2027	8.6%
4/15/2027	4.9%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.7%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.8%
7/15/2029	5.3%
10/15/2029	5.4%
1/15/2030	5.3%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration Inflation Protected Fund
Class R5: ALMIX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class R5)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, Treasury Inflation Protected Securities provided positive returns through the period despite inflation expectations being mixed throughout the period. Most recently policy uncertainty and new tariffs by the US administration led to an increase in year-ahead inflation expectations from 3.3% to 4.3%, in February, which was the highest reading since November 2023.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 6.51%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index returned 6.85%.  This in an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Fund’s style-specific index, the ICE BofA 1–5 Year US Inflation-Linked Treasury Index, by generally investing in the component securities of the index in their respective weightings. For the fiscal year, the Fund generated positive returns but underperformed the ICE BofA 1-5 Year US Inflation-Linked Treasury Index. The Fund’s performance will typically lag its index due to fees.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class R5)	6.51%	3.12%	2.46%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	6.85%	3.39%	2.65%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 1-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$377,212,935
Total number of portfolio holdings	21
Total advisory fees paid	$580,938
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity
(% of total investments)
4/15/2026	5.4%
7/15/2026	5.5%
10/15/2026	5.0%
1/15/2027	8.6%
4/15/2027	4.9%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.7%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.8%
7/15/2029	5.3%
10/15/2029	5.4%
1/15/2030	5.3%
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration Inflation Protected Fund
Class R6: SDPSX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class R6)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, Treasury Inflation Protected Securities provided positive returns through the period despite inflation expectations being mixed throughout the period. Most recently policy uncertainty and new tariffs by the US administration led to an increase in year-ahead inflation expectations from 3.3% to 4.3%, in February, which was the highest reading since November 2023.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 6.51%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index returned 6.85%. This in an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Fund’s style-specific index, the ICE BofA 1–5 Year US Inflation-Linked Treasury Index, by generally investing in the component securities of the index in their respective weightings. For the fiscal year, the Fund generated positive returns but underperformed the ICE BofA 1-5 Year US Inflation-Linked Treasury Index. The Fund’s performance will typically lag its index due to fees.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class R6)	6.51%	3.13%	2.47%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	6.85%	3.39%	2.65%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Class R6 shares incepted on December 31, 2015. Performance shown prior to that date is that of Class A2 shares at net asset value and includes the 12b-1 fees applicable to Class A2 shares. Class R6 shares' returns of the Fund will be different from Class A2 shares' returns of the Fund as they have different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 1-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$377,212,935
Total number of portfolio holdings	21
Total advisory fees paid	$580,938
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity
(% of total investments)
4/15/2026	5.4%
7/15/2026	5.5%
10/15/2026	5.0%
1/15/2027	8.6%
4/15/2027	4.9%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.7%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.8%
7/15/2029	5.3%
10/15/2029	5.4%
1/15/2030	5.3%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Bond Fund
Class A: STBAX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class A)	$67	0.65%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 5.97%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index returned 5.54%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particuarly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Natural gas corporates | Security selection within the natural gas sub-sector detracted from Fund performance, led by credits such as Sempra and Southwest Gas Corporation.
Government-related agencies | Security selection within government-related agencies, particularly government owned no guarantee bonds, slightly detracted from relative Fund performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class A) —including sales charge	3.27%	1.29%	1.77%
Invesco Short Term Bond Fund (Class A) —excluding sales charge	5.97%	1.80%	2.02%
Bloomberg 1-3 Year Government/Credit Index	5.54%	1.53%	1.71%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,015,472,318
Total number of portfolio holdings	783
Total advisory fees paid	$6,351,274
Portfolio turnover rate	125%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Bond Fund
Class C: STBCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class C)	$103	1.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 5.60%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index returned 5.54%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particuarly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Natural gas corporates | Security selection within the natural gas sub-sector detracted from Fund performance, led by credits such as Sempra and Southwest Gas Corporation.
Government-related agencies | Security selection within government-related agencies, particularly government owned no guarantee bonds, slightly detracted from relative Fund performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class C) —including sales charge	5.10%	1.44%	1.74%
Invesco Short Term Bond Fund (Class C) —excluding sales charge	5.60%	1.44%	1.74%
Bloomberg 1-3 Year Government/Credit Index	5.54%	1.53%	1.71%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,015,472,318
Total number of portfolio holdings	783
Total advisory fees paid	$6,351,274
Portfolio turnover rate	125%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Bond Fund
Class R: STBRX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class R)	$103	1.00%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class R shares of the Fund returned 5.73%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index returned 5.54%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particuarly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Natural gas corporates | Security selection within the natural gas sub-sector detracted from Fund performance, led by credits such as Sempra and Southwest Gas Corporation.
Government-related agencies | Security selection within government-related agencies, particularly government owned no guarantee bonds, slightly detracted from relative Fund performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class R)	5.73%	1.45%	1.68%
Bloomberg 1-3 Year Government/Credit Index	5.54%	1.53%	1.71%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,015,472,318
Total number of portfolio holdings	783
Total advisory fees paid	$6,351,274
Portfolio turnover rate	125%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Bond Fund
Class Y: STBYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class Y)	$52	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 6.26%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index returned 5.54%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particuarly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Natural gas corporates | Security selection within the natural gas sub-sector detracted from Fund performance, led by credits such as Sempra and Southwest Gas Corporation.
Government-related agencies | Security selection within government-related agencies, particularly government owned no guarantee bonds, slightly detracted from relative Fund performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class Y)	6.26%	1.98%	2.19%
Bloomberg 1-3 Year Government/Credit Index	5.54%	1.53%	1.71%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,015,472,318
Total number of portfolio holdings	783
Total advisory fees paid	$6,351,274
Portfolio turnover rate	125%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Bond Fund
Class R5: ISTBX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class R5)	$48	0.47%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 6.29%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index returned 5.54%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particuarly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Natural gas corporates | Security selection within the natural gas sub-sector detracted from Fund performance, led by credits such as Sempra and Southwest Gas Corporation.
Government-related agencies | Security selection within government-related agencies, particularly government owned no guarantee bonds, slightly detracted from relative Fund performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class R5)	6.29%	2.00%	2.25%
Bloomberg 1-3 Year Government/Credit Index	5.54%	1.53%	1.71%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,015,472,318
Total number of portfolio holdings	783
Total advisory fees paid	$6,351,274
Portfolio turnover rate	125%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Bond Fund
Class R6: ISTFX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class R6)	$41	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 6.36%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index returned 5.54%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particuarly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Natural gas corporates | Security selection within the natural gas sub-sector detracted from Fund performance, led by credits such as Sempra and Southwest Gas Corporation.
Government-related agencies | Security selection within government-related agencies, particularly government owned no guarantee bonds, slightly detracted from relative Fund performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class R6)	6.36%	2.06%	2.29%
Bloomberg 1-3 Year Government/Credit Index	5.54%	1.53%	1.71%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,015,472,318
Total number of portfolio holdings	783
Total advisory fees paid	$6,351,274
Portfolio turnover rate	125%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SMA High Yield Bond Fund
SMHYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco SMA High Yield Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SMA High Yield Bond Fund	$0	0.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continued disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightened credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, the Fund returned 8.85%. For the same time period, the Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index returned 8.82%.
What contributed to performance?
REITs and energy corporates | Security selection within high yield corporates, particularly the real estate investment trusts (REITs) and energy sub-sectors, contributed to the Fund's relative performance for the fiscal year. Strong corporate fundamentals and technicals anchored high yield debt.
Emerging market corporates | Security selection within emerging market corporates contributed to relative Fund performance during the fiscal year.
What detracted from performance?
Consumer Non-Cyclical corporates | An underweight to consumer non-cyclical corporates detracted from the Fund's relative performance for the fiscal year.
Transportation corporates | Security selection within transportation corporates detracted from relative Fund performance during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/1/23)
Invesco SMA High Yield Bond Fund	8.85%	9.61%
Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index	8.82%	9.76%
Bloomberg U.S. Aggregate Bond Index	5.81%	4.87%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$10,589,751
Total number of portfolio holdings	188
Total advisory fees paid	$0
Portfolio turnover rate	126%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	2.45%
Rakuten Group, Inc., 9.75%, 04/15/2029	2.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.76%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.73%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.46%
ZF North America Capital, Inc., 6.88%, 04/14/2028	1.43%
Aircastle Ltd., 5.25%	1.26%
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032	1.25%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.21%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco U.S. Government Money Portfolio
Invesco Cash Reserve: GMQXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Invesco Cash Reserve)	$75	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,173,276,754
Total number of portfolio holdings	84
Total advisory fees paid	$3,288,824
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	69.2%
8-30	1.2%
31-60	3.0%
61-90	1.7%
91-180	4.4%
181+	20.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco U.S. Government Money Portfolio
Class C: GMCXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class C)	$161	1.58%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,173,276,754
Total number of portfolio holdings	84
Total advisory fees paid	$3,288,824
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	69.2%
8-30	1.2%
31-60	3.0%
61-90	1.7%
91-180	4.4%
181+	20.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco U.S. Government Money Portfolio
Class R: GMLXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class R)	$110	1.08%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,173,276,754
Total number of portfolio holdings	84
Total advisory fees paid	$3,288,824
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	69.2%
8-30	1.2%
31-60	3.0%
61-90	1.7%
91-180	4.4%
181+	20.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco U.S. Government Money Portfolio
Class Y: OMBXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class Y)	$59	0.58%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,173,276,754
Total number of portfolio holdings	84
Total advisory fees paid	$3,288,824
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	69.2%
8-30	1.2%
31-60	3.0%
61-90	1.7%
91-180	4.4%
181+	20.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco U.S. Government Money Portfolio
Class R6: GMRXX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class R6)	$49	0.48%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,173,276,754
Total number of portfolio holdings	84
Total advisory fees paid	$3,288,824
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	69.2%
8-30	1.2%
31-60	3.0%
61-90	1.7%
91-180	4.4%
181+	20.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-AR-A
Invesco Corporate Bond Fund

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. The Code was revised to include PEOs and PFOs of certain Invesco exchange traded funds, previously covered by a separate code of ethics. There were no waivers for the fiscal year ended February 28, 2025.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Anthony J. LaCava, Jr. Anthony J. LaCava, Jr. is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024

Audit Fees	$ 385,535	$ 381,116
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 153,456	$ 177,062
All Other Fees	$ 0	$ 0
Total Fees	$ 538,991	$ 558,178
(1)

Tax Fees for the fiscal years ended 2025 and 2024 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,141,000	$ 1,094,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,141,000	$ 1,094,000

(1) Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,489,000 for the fiscal year ended February 28, 2025 and $6,510,000 for the fiscal year ended February 29, 2024. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,783,456 for the fiscal year ended February 28, 2025 and $7,781,062 for the fiscal year ended February 29, 2024.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

11	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
February 28, 2025
Invesco Corporate Bond Fund
Nasdaq:
A: ACCBX ■ C: ACCEX ■ R: ACCZX ■ Y: ACCHX ■ R5: ACCWX ■ R6: ICBFX

2	Schedule of Investments
26	Financial Statements
29	Financial Highlights
30	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
39	Tax Information
40	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–89.27%
Advertising–0.06%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	$559,000	$547,029
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030(c)	1,744,000	1,737,515
		2,284,544
Aerospace & Defense–1.81%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	2,596,000	2,630,382
5.50%, 03/26/2054(b)	1,428,000	1,435,096
Boeing Co. (The),
6.26%, 05/01/2027	2,672,000	2,745,573
6.30%, 05/01/2029(c)	3,264,000	3,421,327
5.15%, 05/01/2030	2,254,000	2,257,580
6.39%, 05/01/2031	5,000	5,330
6.53%, 05/01/2034(c)	4,252,000	4,556,700
5.81%, 05/01/2050	8,965,000	8,656,271
5.93%, 05/01/2060	57,000	54,620
Hexcel Corp., 5.88%, 02/26/2035(c)	889,000	915,837
Howmet Aerospace, Inc., 4.85%, 10/15/2031(c)	674,000	673,304
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	893,000	899,035
5.75%, 01/15/2035(c)	2,594,000	2,604,046
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	3,657,000	3,721,315
5.60%, 07/31/2053(c)	1,995,000	1,995,578
Lockheed Martin Corp.,
5.10%, 11/15/2027(c)	1,241,000	1,266,754
4.45%, 05/15/2028	751,000	754,261
4.50%, 02/15/2029	2,081,000	2,084,752
4.75%, 02/15/2034(c)	1,895,000	1,873,563
4.80%, 08/15/2034	1,297,000	1,276,210
4.50%, 05/15/2036	134,000	128,794
4.15%, 06/15/2053	1,013,000	832,629
4.30%, 06/15/2062	1,079,000	880,996
5.90%, 11/15/2063	1,291,000	1,373,277
5.20%, 02/15/2064	88,000	83,605
Northrop Grumman Corp.,
4.03%, 10/15/2047	147,000	119,062
4.95%, 03/15/2053(c)	1,694,000	1,558,405
RTX Corp.,
5.00%, 02/27/2026	445,000	446,608
5.75%, 01/15/2029	2,284,000	2,377,150
6.00%, 03/15/2031	1,029,000	1,092,018
5.15%, 02/27/2033	3,024,000	3,056,261
6.10%, 03/15/2034(c)	3,204,000	3,444,062
6.40%, 03/15/2054	2,418,000	2,702,403
TransDigm, Inc.,
6.75%, 08/15/2028(b)	2,445,000	2,489,940
6.38%, 03/01/2029(b)	3,531,000	3,581,946
6.88%, 12/15/2030(b)	510,000	523,810
7.13%, 12/01/2031(b)	340,000	351,014
		68,869,514
Principal Amount		Value
Agricultural & Farm Machinery–0.34%
AGCO Corp.,
5.45%, 03/21/2027	$320,000	$324,532
5.80%, 03/21/2034(c)	1,985,000	2,019,242
Deere & Co., 5.45%, 01/16/2035(c)	973,000	1,012,710
John Deere Capital Corp.,
4.90%, 03/03/2028(c)	3,187,000	3,245,823
4.70%, 06/10/2030	3,083,000	3,115,339
5.10%, 04/11/2034	3,300,000	3,347,168
		13,064,814
Agricultural Products & Services–0.17%
B.A.T Capital Corp. (United Kingdom), 5.83%, 02/20/2031	3,441,000	3,587,718
Cargill, Inc.,
5.13%, 10/11/2032(b)	1,075,000	1,092,788
4.75%, 04/24/2033(b)(c)	1,670,000	1,657,270
		6,337,776
Air Freight & Logistics–0.45%
GXO Logistics, Inc.,
6.25%, 05/06/2029	3,139,000	3,250,400
6.50%, 05/06/2034	2,518,000	2,611,721
United Parcel Service, Inc.,
5.15%, 05/22/2034(c)	2,499,000	2,542,985
5.50%, 05/22/2054(c)	6,076,000	6,105,946
5.60%, 05/22/2064	2,641,000	2,660,412
		17,171,464
Apparel Retail–0.04%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,108,000	1,013,546
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	614,000	559,366
		1,572,912
Application Software–0.31%
Cadence Design Systems, Inc., 4.70%, 09/10/2034(c)	1,255,000	1,225,116
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	387,000	380,969
8.25%, 06/30/2032(b)	157,000	162,953
Intuit, Inc., 5.20%, 09/15/2033(c)	3,190,000	3,269,532
Roper Technologies, Inc.,
4.75%, 02/15/2032	573,000	568,121
4.90%, 10/15/2034	2,916,000	2,869,006
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	242,000	241,130
6.50%, 06/01/2032(b)(c)	3,042,000	3,114,640
		11,831,467
Asset Management & Custody Banks–2.05%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	7,437,000	7,390,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Ameriprise Financial, Inc.,
5.70%, 12/15/2028(c)	$2,280,000	$2,368,346
4.50%, 05/13/2032(c)	843,000	823,453
5.15%, 05/15/2033	3,311,000	3,346,333
5.20%, 04/15/2035	6,838,000	6,871,890
Ares Capital Corp.,
5.88%, 03/01/2029	27,000	27,596
5.95%, 07/15/2029	1,576,000	1,613,149
5.80%, 03/08/2032	2,459,000	2,463,775
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)(d)	3,715,000	3,747,719
4.54%, 02/01/2029(d)	1,351,000	1,354,062
4.98%, 03/14/2030(c)(d)	680,000	690,595
5.06%, 07/22/2032(d)	2,765,000	2,799,750
5.83% (SOFR + 2.07%), 10/25/2033(d)	1,529,000	1,617,746
4.71%, 02/01/2034(c)(d)	1,166,000	1,147,110
5.19%, 03/14/2035(c)(d)	699,000	707,344
Series J, 4.97%, 04/26/2034(c)(d)	1,745,000	1,743,669
Series G, 4.70%(d)(e)	1,617,000	1,614,805
BlackRock, Inc., 4.75%, 05/25/2033	3,205,000	3,208,200
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	1,924,000	1,963,047
Citadel L.P.,
6.00%, 01/23/2030(b)	546,000	556,466
6.38%, 01/23/2032(b)	1,214,000	1,252,887
Northern Trust Corp., 6.13%, 11/02/2032(c)	1,688,000	1,819,270
State Street Corp.,
5.82%, 11/04/2028(c)(d)	460,000	476,546
5.68%, 11/21/2029(c)(d)	3,191,000	3,313,932
4.73%, 02/28/2030	5,986,000	6,010,974
4.82%, 01/26/2034(c)(d)	663,000	656,350
6.12%, 11/21/2034(d)	3,231,000	3,430,475
5.15%, 02/28/2036(d)	6,922,000	6,950,965
6.45%(d)(e)	7,884,000	7,904,721
		77,872,172
Automobile Manufacturers–1.43%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)(c)	2,490,000	2,239,985
American Honda Finance Corp., 4.60%, 04/17/2030(c)	865,000	860,342
Daimler Truck Finance North America LLC (Germany), 5.63%, 01/13/2035(b)	2,539,000	2,573,434
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	2,984,000	3,042,129
7.35%, 11/04/2027	2,388,000	2,485,753
6.80%, 05/12/2028	3,713,000	3,835,809
6.80%, 11/07/2028	54,000	56,079
7.35%, 03/06/2030	48,000	50,992
7.20%, 06/10/2030(c)	2,074,000	2,182,451
Hyundai Capital America,
5.50%, 03/30/2026(b)	1,092,000	1,102,297
5.00%, 01/07/2028(b)	6,617,000	6,663,366
5.35%, 03/19/2029(b)	14,000	14,237
5.30%, 01/08/2030(b)	2,980,000	3,031,277
5.80%, 04/01/2030(b)	117,000	121,484
Principal Amount		Value
Automobile Manufacturers–(continued)
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	$2,711,000	$2,750,715
Mercedes-Benz Finance North America LLC (Germany),
5.00%, 01/11/2034(b)(c)	817,000	807,154
5.13%, 08/01/2034(b)(c)	5,061,000	5,040,051
Nissan Motor Co. Ltd. (Japan), 4.81%, 09/17/2030(b)(c)	600,000	577,725
Toyota Motor Credit Corp., 5.35%, 01/09/2035(c)	9,481,000	9,697,243
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)(c)	3,581,000	3,596,296
5.60%, 03/22/2034(b)(c)	3,577,000	3,593,488
		54,322,307
Automotive Parts & Equipment–0.79%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)(c)	7,196,000	7,368,992
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)(c)	535,000	566,809
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)(c)	1,551,000	1,555,049
4.90%, 05/01/2033(b)	3,205,000	3,187,640
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(c)	1,208,000	1,138,727
PHINIA, Inc.,
6.75%, 04/15/2029(b)	801,000	821,572
6.63%, 10/15/2032(b)	874,000	879,649
Toyota Motor Credit Corp., 4.55%, 08/09/2029	24,000	24,027
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)(c)	3,713,000	3,753,431
7.13%, 04/14/2030(b)(c)	4,231,000	4,238,529
6.75%, 04/23/2030(b)	2,553,000	2,512,284
6.88%, 04/23/2032(b)	4,085,000	3,950,282
		29,996,991
Automotive Retail–0.56%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	1,758,000	1,772,127
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	425,000	405,388
AutoZone, Inc.,
4.75%, 08/01/2032	1,148,000	1,129,954
5.20%, 08/01/2033	1,909,000	1,925,148
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	975,000	929,430
6.38%, 01/15/2030(b)(c)	546,000	557,144
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	793,000	837,625
Lithia Motors, Inc.,
3.88%, 06/01/2029(b)	1,097,000	1,017,241
4.38%, 01/15/2031(b)(c)	739,000	682,503
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	4,631,000	4,589,673
SMBC Aviation Capital Finance DAC (Ireland), 5.55%, 04/03/2034(b)	6,677,000	6,768,735
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Automotive Retail–(continued)
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	$535,000	$559,024
		21,173,992
Biotechnology–0.86%
AbbVie, Inc.,
5.05%, 03/15/2034(c)	1,310,000	1,324,416
5.35%, 03/15/2044(c)	1,770,000	1,786,260
4.88%, 11/14/2048(c)	1,200,000	1,124,017
5.40%, 03/15/2054	193,000	194,408
5.50%, 03/15/2064	3,578,000	3,593,100
Amgen, Inc.,
5.25%, 03/02/2030	2,566,000	2,624,715
4.40%, 05/01/2045	435,000	374,486
5.65%, 03/02/2053	8,286,000	8,313,969
5.75%, 03/02/2063	5,816,000	5,828,838
Gilead Sciences, Inc.,
5.25%, 10/15/2033(c)	3,118,000	3,193,271
5.55%, 10/15/2053	4,290,000	4,372,832
		32,730,312
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.55%, 01/23/2049	282,000	286,931
Broadcasting–0.11%
Gray Media, Inc., 10.50%, 07/15/2029(b)	103,000	106,307
Paramount Global,
5.85%, 09/01/2043	2,011,000	1,817,512
4.95%, 05/19/2050(c)	2,011,000	1,590,888
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	224,000	224,620
7.38%, 06/30/2030(b)	172,000	168,183
8.50%, 07/31/2031(b)	170,000	169,613
		4,077,123
Broadline Retail–0.20%
El Puerto de Liverpool S.A.B. de C.V. (Mexico),
6.26%, 01/22/2032(b)	2,125,000	2,170,156
6.66%, 01/22/2037(b)(c)	3,327,000	3,390,213
Kohl’s Corp., 4.63%, 05/01/2031	360,000	281,075
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	975,000	954,263
6.13%, 03/15/2032(b)	75,000	71,643
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	500,000	550,185
		7,417,535
Building Products–0.08%
Carrier Global Corp., 5.90%, 03/15/2034(c)	785,000	830,103
Lennox International, Inc., 5.50%, 09/15/2028	1,883,000	1,934,100
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/2029(b)	270,000	276,182
		3,040,385
Principal Amount		Value
Cable & Satellite–0.65%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	$575,000	$567,497
5.38%, 06/01/2029(b)(c)	609,000	592,744
6.38%, 09/01/2029(b)(c)	1,934,000	1,943,005
7.38%, 03/01/2031(b)(c)	2,267,000	2,334,414
4.75%, 02/01/2032(b)	234,000	210,459
4.50%, 05/01/2032	1,058,000	932,892
4.25%, 01/15/2034(b)(c)	650,000	545,317
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	418,000	417,467
6.65%, 02/01/2034(c)	4,457,000	4,645,342
5.75%, 04/01/2048	1,155,000	1,023,395
6.83%, 10/23/2055	2,062,000	2,068,744
Comcast Corp.,
5.50%, 11/15/2032	2,957,000	3,071,868
3.45%, 02/01/2050	160,000	113,506
2.89%, 11/01/2051	196,000	123,087
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	898,000	905,360
5.80%, 12/15/2053(b)(c)	3,301,000	3,071,336
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	286,000	280,912
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(f)	594,000	556,804
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,200,000	1,149,557
		24,553,706
Cargo Ground Transportation–0.50%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	535,000	541,461
5.35%, 01/12/2027(b)	326,000	329,717
4.40%, 07/01/2027(b)	2,363,000	2,345,904
5.70%, 02/01/2028(b)	1,062,000	1,089,287
5.55%, 05/01/2028(b)	2,983,000	3,051,052
6.05%, 08/01/2028(b)	2,203,000	2,288,933
6.20%, 06/15/2030(b)(c)	660,000	698,994
Ryder System, Inc.,
4.90%, 12/01/2029	1,539,000	1,546,827
6.60%, 12/01/2033(c)	6,647,000	7,280,331
		19,172,506
Casinos & Gaming–0.09%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)(c)	1,200,000	1,116,891
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)(c)	1,100,000	1,007,690
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	1,044,000	1,133,682
		3,258,263
Commercial & Residential Mortgage Finance–0.16%
Aviation Capital Group LLC, 6.25%, 04/15/2028(b)(c)	1,777,000	1,845,058
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Commercial & Residential Mortgage Finance–(continued)
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	$2,221,000	$2,285,846
Radian Group, Inc., 6.20%, 05/15/2029	1,780,000	1,838,995
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	236,000	226,547
		6,196,446
Commodity Chemicals–0.05%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	1,756,000	1,628,545
Olin Corp., 6.63%, 04/01/2033(b)	171,000	171,086
		1,799,631
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054(c)	1,039,000	1,037,910
Computer & Electronics Retail–0.02%
Dell International LLC/EMC Corp.,
4.90%, 10/01/2026	600,000	602,893
8.10%, 07/15/2036	151,000	182,126
		785,019
Construction Machinery & Heavy Transportation Equipment– 0.21%
Cummins, Inc.,
5.15%, 02/20/2034(c)	2,442,000	2,493,500
5.45%, 02/20/2054(c)	2,993,000	3,017,372
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	2,492,000	2,545,369
		8,056,241
Construction Materials–0.09%
Quikrete Holdings, Inc.,
6.38%, 03/01/2032(b)	3,244,000	3,293,098
6.75%, 03/01/2033(b)	288,000	292,566
		3,585,664
Consumer Electronics–0.18%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	3,196,000	3,255,271
5.63%, 04/24/2029(b)	3,385,000	3,481,081
		6,736,352
Consumer Finance–0.92%
American Express Co.,
5.65%, 04/23/2027(d)	2,530,000	2,561,255
5.53%, 04/25/2030(c)(d)	9,424,000	9,710,835
5.44%, 01/30/2036(c)(d)	4,142,000	4,220,681
Capital One Financial Corp.,
7.15%, 10/29/2027(d)	1,431,000	1,485,007
6.18%, 01/30/2036(d)	2,422,000	2,469,140
FirstCash, Inc., 6.88%, 03/01/2032(b)(c)	5,325,000	5,448,551
General Motors Financial Co., Inc., Series B, 6.50%(d)(e)	200,000	198,821
Navient Corp.,
5.00%, 03/15/2027(c)	389,000	383,184
9.38%, 07/25/2030	173,000	188,880
Principal Amount		Value
Consumer Finance–(continued)
OneMain Finance Corp.,
6.63%, 05/15/2029	$5,352,000	$5,461,957
4.00%, 09/15/2030	279,000	251,265
7.13%, 11/15/2031(c)	300,000	308,818
SLM Corp., 6.50%, 01/31/2030	2,355,000	2,424,755
		35,113,149
Consumer Staples Merchandise Retail–0.09%
Dollar General Corp.,
5.00%, 11/01/2032(c)	716,000	703,092
5.50%, 11/01/2052(c)	1,720,000	1,601,121
Walmart, Inc., 4.50%, 09/09/2052	1,411,000	1,279,625
		3,583,838
Copper–0.03%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	941,000	943,037
Distillers & Vintners–0.04%
Brown-Forman Corp., 4.75%, 04/15/2033(c)	764,000	754,035
Constellation Brands, Inc., 4.90%, 05/01/2033(c)	599,000	587,700
		1,341,735
Distributors–0.31%
Genuine Parts Co.,
6.50%, 11/01/2028	4,278,000	4,524,515
4.95%, 08/15/2029	3,433,000	3,440,849
6.88%, 11/01/2033	3,564,000	3,991,053
		11,956,417
Diversified Banks–14.36%
Africa Finance Corp. (Supranational),
4.38%, 04/17/2026(b)	7,620,000	7,552,896
7.50%(b)(d)(e)	7,160,000	7,088,042
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	2,728,000	2,969,958
5.20%, 09/30/2035(b)(c)(d)	14,759,000	14,394,038
6.75%(b)(d)(e)	2,512,000	2,556,555
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(d)(e)	1,811,000	1,999,393
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(d)	2,600,000	2,638,020
8.00%(d)(e)	63,492	67,305
9.63%(d)(e)	2,600,000	2,879,523
9.63%(c)(d)(e)	3,400,000	3,944,830
Bank of America Corp.,
5.41% (SOFR + 1.05%), 02/04/2028(c)(g)	1,130,000	1,142,975
5.19% (SOFR + 0.83%), 01/24/2029(g)	2,864,000	2,869,793
5.20%, 04/25/2029(d)	3,253,000	3,299,481
5.16%, 01/24/2031(d)	1,567,000	1,586,748
5.37% (SOFR + 1.01%), 01/24/2031(g)	2,999,000	3,009,184
5.43%, 08/15/2035(d)	5,335,000	5,270,425
5.52%, 10/25/2035(d)	13,147,000	13,019,263
5.51%, 01/24/2036(d)	2,529,000	2,585,179
5.74%, 02/12/2036(d)	8,747,000	8,808,697
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
2.48%, 09/21/2036(d)	$292,000	$243,771
7.75%, 05/14/2038	1,550,000	1,853,993
3.31%, 04/22/2042(d)	373,000	288,071
Series AA, 6.10%(c)(d)(e)	2,881,000	2,876,976
Series DD, 6.30%(c)(d)(e)	839,000	848,863
Series TT, 6.13%(d)(e)	95,000	96,405
Bank of Montreal (Canada),
5.30%, 06/05/2026(c)	835,000	843,981
7.70%, 05/26/2084(d)	5,707,000	5,883,009
7.30%, 11/26/2084(d)	4,563,000	4,617,291
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(d)	2,190,000	2,226,261
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)	3,421,000	3,615,778
8.00%, 01/27/2084(d)	3,504,000	3,658,901
Barclays PLC (United Kingdom),
5.37%, 02/25/2031(d)	2,332,000	2,359,828
6.69%, 09/13/2034(d)	77,000	83,663
5.79%, 02/25/2036(d)	4,035,000	4,100,832
3.33%, 11/24/2042(d)	423,000	316,604
7.63%(d)(e)	3,875,000	3,892,283
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(d)	1,036,000	1,073,334
BBVA Mexico S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico (Mexico), 7.63%, 02/11/2035(b)(d)	2,799,000	2,866,064
BPCE S.A. (France),
6.29%, 01/14/2036(b)(d)	4,221,000	4,408,618
6.92%, 01/14/2046(b)(c)(d)	2,138,000	2,293,076
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(c)(d)	7,683,000	7,718,622
Citibank N.A., 5.44%, 04/30/2026	5,627,000	5,691,551
Citigroup, Inc.,
5.17%, 02/13/2030(d)	1,674,000	1,694,472
4.54%, 09/19/2030(d)	4,686,000	4,617,388
6.17%, 05/25/2034(d)	4,311,000	4,447,133
5.83%, 02/13/2035(d)	5,936,000	5,965,612
6.02%, 01/24/2036(d)	3,680,000	3,749,851
3.88%, 01/24/2039(d)	291,000	250,444
5.41%, 09/19/2039(c)(d)	7,647,000	7,407,110
2.90%, 11/03/2042(d)	295,000	211,891
5.61%, 03/04/2056(d)	10,295,000	10,343,883
Series AA, 7.63%(d)(e)	5,029,000	5,282,854
Series BB, 7.20%(c)(d)(e)	3,724,000	3,856,571
Series CC, 7.13%(d)(e)	565,000	578,315
Series DD, 7.00%(c)(d)(e)	4,689,000	4,943,350
Series EE, 6.75%(d)(e)	11,106,000	11,145,260
Series FF, 6.95%(c)(d)(e)	8,264,000	8,345,583
Series T, 6.25%(d)(e)	1,252,000	1,266,750
Series W, 4.00%(d)(e)	2,301,000	2,264,649
Series Z, 7.38%(c)(d)(e)	4,989,000	5,188,365
Comerica, Inc., 5.98%, 01/30/2030(d)	961,000	979,326
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	7,135,000	7,250,281
Principal Amount		Value
Diversified Banks–(continued)
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	$2,920,000	$2,912,927
Fifth Third Bancorp,
1.71%, 11/01/2027(d)	668,000	636,779
6.34%, 07/27/2029(d)	415,000	434,678
4.77%, 07/28/2030(d)	1,471,000	1,464,523
5.63%, 01/29/2032(c)(d)	458,000	471,812
4.34%, 04/25/2033(d)	1,195,000	1,132,841
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	50,000	54,341
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	2,564,000	2,608,679
5.60%, 05/17/2028(d)	3,439,000	3,494,272
5.21%, 08/11/2028(d)	1,618,000	1,634,210
5.29%, 11/19/2030(d)	4,329,000	4,371,084
5.13%, 03/03/2031(d)	3,501,000	3,509,211
7.40%, 11/13/2034(d)	2,162,000	2,401,135
5.87%, 11/18/2035(d)	4,923,000	4,920,073
5.45%, 03/03/2036(d)	6,657,000	6,648,269
6.33%, 03/09/2044(d)	3,989,000	4,310,206
6.00%(d)(e)	2,622,000	2,615,062
6.88%(d)(e)	2,421,000	2,439,831
6.95%(d)(e)	2,529,000	2,558,400
6.95%(d)(e)	12,256,000	12,305,514
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)(d)	2,681,000	2,730,033
JPMorgan Chase & Co.,
5.57%, 04/22/2028(d)	2,696,000	2,747,088
4.32%, 04/26/2028(d)	1,643,000	1,632,840
4.85%, 07/25/2028(d)	1,289,000	1,294,709
4.92%, 01/24/2029(d)	1,327,000	1,337,644
5.30%, 07/24/2029(d)	2,228,000	2,270,296
6.09%, 10/23/2029(d)	2,410,000	2,520,619
5.01%, 01/23/2030(c)(d)	1,037,000	1,048,394
5.58%, 04/22/2030(d)	2,273,000	2,340,912
5.00%, 07/22/2030(d)	3,940,000	3,975,194
4.60%, 10/22/2030(d)	4,230,000	4,197,888
5.14%, 01/24/2031(c)(d)	3,270,000	3,316,910
4.59%, 04/26/2033(d)	1,490,000	1,454,685
4.91%, 07/25/2033(d)	145,000	144,518
5.72%, 09/14/2033(d)	3,564,000	3,689,777
5.35%, 06/01/2034(d)	65,000	66,207
5.34%, 01/23/2035(c)(d)	1,097,000	1,113,160
5.50%, 01/24/2036(d)	4,221,000	4,332,715
3.88%, 07/24/2038(d)	250,000	218,248
4.26%, 02/22/2048(d)	685,000	585,400
Series W, 5.58% (3 mo. Term SOFR + 1.26%), 05/15/2047(g)	2,256,000	2,127,499
Series NN, 6.88%(c)(d)(e)	3,067,000	3,228,064
Series OO, 6.50%(d)(e)	16,708,000	17,136,199
KeyBank N.A.,
3.30%, 06/01/2025	1,052,000	1,047,850
4.15%, 08/08/2025	135,000	134,680
5.85%, 11/15/2027(c)	1,077,000	1,107,870
KeyCorp, 2.55%, 10/01/2029(c)	603,000	544,500
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028(c)	2,079,000	2,087,215
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)(d)	$1,493,000	$1,505,957
5.26%, 04/17/2030(c)(d)	3,539,000	3,609,822
5.41%, 04/19/2034(c)(d)	1,558,000	1,605,042
5.43%, 04/17/2035(d)	4,807,000	4,884,162
5.57%, 01/16/2036(d)	5,682,000	5,831,089
8.20%(c)(d)(e)	4,841,000	5,324,863
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(c)(d)	1,548,000	1,598,129
5.38%, 07/10/2030(c)(d)	3,614,000	3,692,539
5.59%, 07/10/2035(c)(d)	5,899,000	6,073,639
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	3,224,000	3,298,818
5.02%, 01/12/2029(c)(d)	1,405,000	1,418,434
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	1,013,000	1,044,028
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(d)	9,516,000	9,706,314
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	2,762,000	2,810,701
5.00%, 05/30/2028(b)	1,587,000	1,611,361
Nordea Bank Abp (Finland), 6.30%(b)(c)(d)(e)	2,873,000	2,792,695
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	1,296,000	1,307,441
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(h)	4,967,000	3,385,266
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(c)(d)	2,523,000	2,604,812
5.58%, 06/12/2029(c)(d)	2,778,000	2,855,239
4.63%, 06/06/2033(d)	237,000	227,321
6.04%, 10/28/2033(d)	1,803,000	1,903,108
5.07%, 01/24/2034(d)	1,818,000	1,809,749
6.88%, 10/20/2034(d)	2,879,000	3,199,278
Series U, 6.00%(d)(e)	57,000	56,985
Series V, 6.20%(c)(d)(e)	2,590,000	2,628,008
Series W, 6.25%(c)(d)(e)	2,902,000	2,920,402
Royal Bank of Canada (Canada),
4.95%, 02/01/2029(c)	684,000	693,220
5.00%, 02/01/2033(c)	2,723,000	2,738,660
7.50%, 05/02/2084(c)(d)	5,971,000	6,196,989
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	1,477,000	1,506,236
6.75%, 02/08/2028(b)(d)	1,637,000	1,696,864
7.02%, 02/08/2030(b)(d)	2,047,000	2,194,128
5.01%, 10/15/2030(b)(d)	3,176,000	3,176,968
2.68%, 06/29/2032(b)(d)	3,050,000	2,639,099
7.75%(b)(d)(e)	3,302,000	3,428,268
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(d)(e)	4,413,000	4,505,699
Principal Amount		Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	$1,245,000	$1,259,407
5.65%, 09/14/2026(b)	1,576,000	1,603,699
5.55%, 09/14/2028(b)(c)	2,557,000	2,630,576
5.20%, 03/07/2029(b)(c)	2,828,000	2,883,269
5.35%, 03/07/2034(b)(c)	2,762,000	2,838,592
Synovus Bank, 5.63%, 02/15/2028	4,717,000	4,767,131
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029(c)	3,634,000	3,641,679
5.15%, 09/10/2034(c)(d)	3,059,000	3,032,605
8.13%, 10/31/2082(d)	3,321,000	3,465,072
7.25%, 07/31/2084(c)(d)	5,419,000	5,491,046
U.S. Bancorp,
5.78%, 06/12/2029(d)	2,142,000	2,209,850
5.84%, 06/12/2034(d)	48,000	49,888
UBS AG (Switzerland), 5.65%, 09/11/2028(c)	2,212,000	2,290,260
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	1,669,000	1,703,147
4.81%, 07/25/2028(d)	722,000	723,557
5.57%, 07/25/2029(d)	1,543,000	1,582,448
6.30%, 10/23/2029(d)	1,660,000	1,746,193
5.20%, 01/23/2030(d)	1,170,000	1,186,769
4.90%, 07/25/2033(d)	979,000	965,841
5.39%, 04/24/2034(d)	1,437,000	1,454,398
5.56%, 07/25/2034(d)	1,595,000	1,627,806
5.50%, 01/23/2035(d)	5,298,000	5,386,856
5.38%, 11/02/2043	3,017,000	2,914,345
4.75%, 12/07/2046	1,073,000	934,619
4.61%, 04/25/2053(c)(d)	2,205,000	1,915,921
6.85%(d)(e)	3,579,000	3,705,410
7.63%(c)(d)(e)	2,339,000	2,493,021
Westpac Banking Corp. (Australia), 5.62%, 11/20/2035(d)	3,840,000	3,863,630
		545,532,497
Diversified Capital Markets–1.08%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	6,975,000	6,981,033
Ares Strategic Income Fund,
5.70%, 03/15/2028(b)	3,782,000	3,810,514
6.20%, 03/21/2032(b)	3,444,000	3,483,872
Blackstone Private Credit Fund, 4.95%, 09/26/2027(b)	1,401,000	1,390,947
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(e)(i)(j)	3,057,000	183,420
5.25%(b)(d)(e)(i)(j)	1,903,000	114,180
7.25%(b)(d)(e)(i)(j)	330,000	19,800
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(b)	577,000	587,142
9.00%, 06/15/2030(c)	531,000	522,104
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/2031(b)	3,679,000	3,676,466
Sixth Street Lending Partners, 6.13%, 07/15/2030(b)(c)	928,000	943,428
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Capital Markets–(continued)
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(d)	$877,000	$885,046
4.75%, 05/12/2028(b)(c)(d)	1,696,000	1,696,293
5.43%, 02/08/2030(b)(d)	830,000	846,468
4.38%(b)(c)(d)(e)	2,080,000	1,823,885
7.00%(b)(d)(e)	4,674,000	4,683,857
7.13%(b)(d)(e)	4,669,000	4,682,733
Series 31, 7.75%(b)(c)(d)(e)	4,349,000	4,603,982
		40,935,170
Diversified Financial Services–2.86%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	1,056,000	1,088,783
Apollo Debt Solutions BDC,
6.90%, 04/13/2029(b)	10,000	10,470
6.55%, 03/15/2032(b)(c)	2,541,000	2,619,182
Apollo Global Management, Inc., 6.38%, 11/15/2033	2,672,000	2,926,453
Atlas Warehouse Lending Co. L.P.,
6.05%, 01/15/2028(b)	2,302,000	2,325,144
6.25%, 01/15/2030(b)(c)	2,831,000	2,860,198
Aviation Capital Group LLC, 6.75%, 10/25/2028(b)(c)	2,619,000	2,775,024
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	3,885,000	3,875,346
5.75%, 03/01/2029(b)	3,384,000	3,455,784
5.75%, 11/15/2029(b)	2,328,000	2,378,392
5.15%, 01/15/2030(b)	6,122,000	6,078,577
BlackRock Funding, Inc.,
4.90%, 01/08/2035(c)	1,706,000	1,714,834
5.35%, 01/08/2055	1,951,000	1,938,904
Blackstone Private Credit Fund, 6.25%, 01/25/2031	1,338,000	1,377,127
Citadel Finance LLC, 5.90%, 02/10/2030(b)	2,738,000	2,749,799
Corebridge Financial, Inc.,
6.05%, 09/15/2033	2,907,000	3,059,205
5.75%, 01/15/2034(c)	3,498,000	3,630,570
Freedom Mortgage Holdings LLC,
9.25%, 02/01/2029(b)	104,000	108,643
9.13%, 05/15/2031(b)	108,000	112,347
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	6,793,000	6,850,653
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	1,087,000	1,112,665
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	23,534,000	23,437,131
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	3,424,000	3,554,670
6.13%, 11/01/2032(b)	12,004,000	12,059,109
LPL Holdings, Inc., 5.70%, 05/20/2027	2,616,000	2,663,446
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	790,000	818,822
5.15%, 03/17/2030(b)	2,668,000	2,647,804
6.50%, 03/26/2031(b)	1,097,000	1,146,677
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)(c)	531,000	547,453
Principal Amount		Value
Diversified Financial Services–(continued)
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	$4,785,000	$4,787,757
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	790,000	820,904
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	569,000	559,963
United Airlines Pass-Through Trust,
Series 2019-1, Class A, 4.55%, 08/25/2031	1,033,594	980,458
Series 2019-1, Class AA, 4.15%, 08/25/2031	1,689,333	1,630,194
		108,702,488
Diversified Metals & Mining–0.74%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028(c)	4,931,000	5,023,305
5.25%, 09/08/2030	2,149,000	2,212,185
5.25%, 09/08/2033(c)	10,967,000	11,188,754
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	1,861,000	1,803,403
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(b)	2,413,000	2,462,504
5.63%, 04/04/2034(b)(c)	3,518,000	3,569,358
5.89%, 04/04/2054(b)(c)	1,621,000	1,623,453
Rio Tinto Finance (USA) PLC (Australia), 5.13%, 03/09/2053	235,000	225,047
		28,108,009
Diversified REITs–0.54%
American Homes 4 Rent L.P., 5.25%, 03/15/2035	1,830,000	1,820,346
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	318,000	298,574
Trust Fibra Uno (Mexico),
7.70%, 01/23/2032(b)(c)	3,532,000	3,668,512
8.25%, 01/23/2037(b)	5,392,000	5,550,411
6.39%, 01/15/2050(b)	8,001,000	6,577,328
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	486,000	519,235
VICI Properties L.P.,
5.13%, 05/15/2032	28,000	27,607
5.75%, 04/01/2034(c)	886,000	903,147
5.63%, 05/15/2052	141,000	133,511
6.13%, 04/01/2054(c)	1,078,000	1,098,843
		20,597,514
Diversified Support Services–0.38%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)(c)	1,926,000	2,031,950
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)(c)	1,668,000	1,712,747
7.75%, 03/15/2031(b)	1,946,000	2,050,302
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Support Services–(continued)
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(c)	$9,519,000	$8,797,325
		14,592,324
Drug Retail–0.20%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	2,258,000	2,277,454
4.88%, 04/21/2033(b)	3,657,000	3,635,910
CVS Pass-Through Trust,
6.04%, 12/10/2028	593,411	600,453
5.77%, 01/10/2033(b)	1,134,906	1,136,771
		7,650,588
Electric Utilities–7.43%
AEP Texas, Inc., 5.25%, 05/15/2052(c)	1,207,000	1,109,589
Alabama Power Co., 5.85%, 11/15/2033	1,471,000	1,553,512
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,414,000	1,506,479
American Electric Power Co., Inc.,
5.75%, 11/01/2027	1,255,000	1,290,598
5.20%, 01/15/2029	1,704,000	1,729,433
Berkshire Hathaway Energy Co., 3.80%, 07/15/2048	190,000	146,908
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(d)	561,000	561,962
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	1,020,000	1,042,811
4.80%, 03/15/2030	3,277,000	3,293,433
5.05%, 03/01/2035(c)	1,867,000	1,864,175
Series AJ, 4.85%, 10/01/2052	2,938,000	2,679,662
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	4,140,000	4,108,453
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	1,228,000	1,193,831
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	20,000	20,733
6.15%, 11/15/2052	772,000	829,839
5.90%, 11/15/2053	2,495,000	2,601,128
Series C, 3.00%, 12/01/2060	177,000	108,141
Constellation Energy Generation LLC,
6.13%, 01/15/2034	1,098,000	1,161,710
6.50%, 10/01/2053	1,643,000	1,769,017
5.75%, 03/15/2054(c)	2,812,000	2,771,977
Dominion Energy South Carolina, Inc.,
Series 2025, 5.30%, 01/15/2035	1,423,000	1,451,509
6.25%, 10/15/2053	1,440,000	1,580,202
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	647,000	654,727
5.25%, 03/15/2035(c)	5,178,000	5,257,370
5.35%, 01/15/2053	2,248,000	2,195,840
Principal Amount		Value
Electric Utilities–(continued)
Duke Energy Corp.,
5.00%, 12/08/2027	$632,000	$640,123
4.85%, 01/05/2029	2,545,000	2,563,488
5.00%, 08/15/2052	2,368,000	2,116,137
6.45%, 09/01/2054(d)	1,026,000	1,037,851
Duke Energy Florida LLC, 6.20%, 11/15/2053	190,000	205,358
Duke Energy Indiana LLC, 5.40%, 04/01/2053	4,462,000	4,342,024
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	1,457,000	1,497,464
6.38%, 01/13/2055(b)	10,824,000	11,110,602
6.00%, 04/22/2064(b)	6,655,000	6,364,239
9.13%(b)(d)(e)	1,818,000	2,082,684
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	2,164,000	2,188,546
Entergy Corp., 7.13%, 12/01/2054(d)	2,611,000	2,674,030
Entergy Louisiana LLC,
5.15%, 09/15/2034	2,314,000	2,315,672
5.80%, 03/15/2055	2,670,000	2,728,906
Entergy Texas, Inc.,
5.25%, 04/15/2035	3,259,000	3,276,509
5.55%, 09/15/2054	1,745,000	1,732,151
Evergy Metro, Inc., 4.95%, 04/15/2033(c)	987,000	982,955
Eversource Energy, 5.50%, 01/01/2034	2,007,000	2,022,585
Exelon Corp.,
5.15%, 03/15/2029	1,292,000	1,312,482
5.13%, 03/15/2031	5,718,000	5,788,917
5.45%, 03/15/2034(c)	1,709,000	1,747,501
5.60%, 03/15/2053	3,640,000	3,565,930
5.88%, 03/15/2055	5,502,000	5,565,073
6.50%, 03/15/2055(d)	4,540,000	4,551,865
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	368,000	373,287
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	2,310,000	2,290,257
5.00%, 01/15/2035	1,798,000	1,777,818
Florida Power & Light Co., 5.80%, 03/15/2065	2,812,000	2,930,623
Georgia Power Co.,
4.65%, 05/16/2028	514,000	516,582
4.95%, 05/17/2033	1,322,000	1,314,896
Indiana Michigan Power Co., 5.63%, 04/01/2053	190,000	191,029
MidAmerican Energy Co.,
5.35%, 01/15/2034	1,121,000	1,154,126
5.85%, 09/15/2054	3,373,000	3,527,193
5.30%, 02/01/2055	1,996,000	1,938,032
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029(c)	2,364,000	2,383,416
5.00%, 02/07/2031	3,187,000	3,246,831
5.80%, 01/15/2033	1,225,000	1,288,306
5.00%, 08/15/2034	3,976,000	3,956,979
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	$2,168,000	$2,174,853
5.00%, 07/15/2032(c)	822,000	822,546
5.45%, 03/15/2035	5,913,000	5,983,241
5.55%, 03/15/2054	5,760,000	5,596,849
6.75%, 06/15/2054(c)(d)	1,694,000	1,740,573
5.90%, 03/15/2055(c)	6,041,000	6,169,633
6.38%, 08/15/2055(d)	7,046,000	7,087,513
6.50%, 08/15/2055(d)	3,863,000	3,921,777
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(b)	2,382,000	2,378,299
5.66%, 01/17/2054(b)	1,244,000	1,240,285
Oglethorpe Power Corp., 5.90%, 02/01/2055(b)	2,283,000	2,333,857
Ohio Power Co., 5.65%, 06/01/2034	8,479,000	8,666,749
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	8,336,000	8,352,996
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	2,189,000	2,285,613
Pacific Gas and Electric Co.,
5.90%, 10/01/2054	1,951,000	1,909,901
6.15%, 03/01/2055	6,144,000	6,223,280
PacifiCorp,
5.10%, 02/15/2029(c)	1,731,000	1,757,860
5.30%, 02/15/2031(c)	1,937,000	1,970,891
5.45%, 02/15/2034	2,976,000	2,999,374
5.80%, 01/15/2055	3,043,000	3,037,330
PPL Capital Funding, Inc., 5.25%, 09/01/2034(c)	1,306,000	1,305,388
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,289,000	3,119,276
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	1,016,000	1,042,165
San Diego Gas & Electric Co.,
5.35%, 04/01/2053(c)	3,634,000	3,495,478
5.55%, 04/15/2054	2,774,000	2,739,509
Sierra Pacific Power Co., 5.90%, 03/15/2054	4,649,000	4,792,291
Southern Co. (The),
5.70%, 10/15/2032	1,152,000	1,202,578
5.70%, 03/15/2034	4,321,000	4,477,823
4.85%, 03/15/2035	2,936,000	2,843,932
Series B, 4.00%, 01/15/2051(d)	9,743,000	9,638,325
Southwestern Electric Power Co., 5.30%, 04/01/2033	1,496,000	1,505,416
Tampa Electric Co., 5.00%, 07/15/2052(c)	999,000	926,566
Union Electric Co.,
5.20%, 04/01/2034	3,803,000	3,853,342
5.13%, 03/15/2055	1,929,000	1,821,060
Virginia Electric & Power Co.,
5.00%, 04/01/2033	1,350,000	1,341,147
2.95%, 11/15/2051	320,000	205,736
5.70%, 08/15/2053	257,000	258,315
5.35%, 01/15/2054(c)	3,744,000	3,611,503
Series C, 4.63%, 05/15/2052	1,511,000	1,309,749
Principal Amount		Value
Electric Utilities–(continued)
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	$207,000	$207,839
4.38%, 05/01/2029(b)	78,000	74,514
7.75%, 10/15/2031(b)	4,381,000	4,629,052
6.88%, 04/15/2032(b)	4,325,000	4,466,389
6.95%, 10/15/2033(b)(c)	2,787,000	3,038,987
6.00%, 04/15/2034(b)	1,747,000	1,790,994
5.70%, 12/30/2034(b)	65,000	65,361
		282,201,661
Electrical Components & Equipment–0.21%
EnerSys,
4.38%, 12/15/2027(b)	295,000	286,622
6.63%, 01/15/2032(b)	243,000	250,428
Regal Rexnord Corp.,
6.05%, 04/15/2028	1,210,000	1,237,756
6.40%, 04/15/2033(c)	5,488,000	5,708,613
Vertiv Group Corp., 4.13%, 11/15/2028(b)	576,000	554,153
		8,037,572
Electronic Components–0.22%
Amphenol Corp.,
5.00%, 01/15/2035(c)	2,487,000	2,493,510
5.38%, 11/15/2054	1,589,000	1,586,292
Corning, Inc., 5.45%, 11/15/2079	3,630,000	3,418,167
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	556,000	492,779
6.63%, 07/15/2032(b)(c)	324,000	329,743
		8,320,491
Electronic Manufacturing Services–0.09%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	3,261,000	3,303,139
Environmental & Facilities Services–0.59%
GFL Environmental, Inc.,
5.13%, 12/15/2026(b)	975,000	975,155
4.00%, 08/01/2028(b)	300,000	284,867
3.50%, 09/01/2028(b)	589,000	554,559
Republic Services, Inc.,
4.88%, 04/01/2029	2,155,000	2,177,502
5.00%, 12/15/2033	2,402,000	2,411,218
5.00%, 04/01/2034	1,736,000	1,737,253
Rollins, Inc., 5.25%, 02/24/2035(b)	3,351,000	3,380,224
Veralto Corp., 5.35%, 09/18/2028(c)	2,896,000	2,968,086
Waste Management, Inc., 5.35%, 10/15/2054	7,999,000	7,939,164
		22,428,028
Financial Exchanges & Data–0.32%
Intercontinental Exchange, Inc.,
4.35%, 06/15/2029(c)	1,017,000	1,008,221
4.60%, 03/15/2033(c)	1,333,000	1,303,769
4.95%, 06/15/2052(c)	2,016,000	1,877,435
5.20%, 06/15/2062	2,603,000	2,492,069
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Financial Exchanges & Data–(continued)
Moody’s Corp.,
5.25%, 07/15/2044	$768,000	$752,404
3.10%, 11/29/2061	356,000	223,791
Nasdaq, Inc.,
5.35%, 06/28/2028	905,000	927,321
5.55%, 02/15/2034	1,343,000	1,392,554
5.95%, 08/15/2053	718,000	747,885
6.10%, 06/28/2063	1,379,000	1,439,896
		12,165,345
Food Distributors–0.06%
Sysco Corp., 5.10%, 09/23/2030	2,189,000	2,220,145
Food Retail–0.09%
Kroger Co. (The), 5.65%, 09/15/2064	3,387,000	3,295,507
Gas Utilities–0.20%
Atmos Energy Corp.,
5.90%, 11/15/2033	1,358,000	1,442,359
6.20%, 11/15/2053(c)	1,364,000	1,504,391
5.00%, 12/15/2054(c)	1,958,000	1,808,191
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	1,930,000	1,965,820
Southwest Gas Corp., 5.45%, 03/23/2028	730,000	744,291
		7,465,052
Gold–0.02%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	843,000	851,065
Health Care Distributors–0.04%
Cardinal Health, Inc., 5.45%, 02/15/2034(c)	1,425,000	1,450,102
Health Care Equipment–0.43%
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	6,866,000	6,921,131
Stryker Corp.,
4.25%, 09/11/2029	829,000	817,054
4.85%, 02/10/2030	4,101,000	4,129,536
5.20%, 02/10/2035	4,521,000	4,590,823
		16,458,544
Health Care Facilities–0.52%
Adventist Health System, 5.76%, 12/01/2034	1,319,000	1,356,616
HCA, Inc.,
5.00%, 03/01/2028(c)	2,630,000	2,651,647
5.90%, 06/01/2053(c)	3,480,000	3,396,671
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	2,098,000	2,089,055
Tenet Healthcare Corp.,
4.25%, 06/01/2029	600,000	566,740
6.75%, 05/15/2031	541,000	552,359
Universal Health Services, Inc.,
4.63%, 10/15/2029	1,756,000	1,717,641
5.05%, 10/15/2034(c)	4,310,000	4,094,710
Principal Amount		Value
Health Care Facilities–(continued)
UPMC,
5.04%, 05/15/2033(c)	$2,510,000	$2,528,260
5.38%, 05/15/2043(c)	849,000	858,811
		19,812,510
Health Care REITs–0.24%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	1,031,000	1,026,005
5.15%, 04/15/2053	65,000	59,888
5.63%, 05/15/2054	5,433,000	5,337,560
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(h)	829,000	792,036
Healthpeak OP LLC, 5.38%, 02/15/2035(c)	1,759,000	1,772,355
		8,987,844
Health Care Services–1.69%
Cigna Group (The), 3.40%, 03/15/2051	164,000	112,012
CommonSpirit Health,
5.32%, 12/01/2034	4,573,000	4,621,344
5.55%, 12/01/2054	1,472,000	1,458,325
Community Health Systems, Inc.,
5.63%, 03/15/2027(b)	290,000	279,859
8.00%, 12/15/2027(b)	273,000	271,448
5.25%, 05/15/2030(b)	377,000	319,881
4.75%, 02/15/2031(b)	251,000	204,089
CVS Health Corp.,
5.00%, 01/30/2029	2,954,000	2,968,303
5.25%, 01/30/2031(c)	1,042,000	1,050,213
6.75%, 12/10/2054(c)(d)	5,726,000	5,739,979
7.00%, 03/10/2055(d)	16,665,000	16,857,214
6.00%, 06/01/2063	24,000	23,093
DaVita, Inc., 6.88%, 09/01/2032(b)	4,110,000	4,178,066
HCA, Inc.,
5.45%, 09/15/2034	1,029,000	1,025,891
5.75%, 03/01/2035	4,100,000	4,175,429
6.20%, 03/01/2055(c)	2,753,000	2,804,693
Icon Investments Six DAC,
5.81%, 05/08/2027	4,568,000	4,665,031
5.85%, 05/08/2029	5,547,000	5,729,603
6.00%, 05/08/2034	2,790,000	2,880,711
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	1,361,000	881,446
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051(c)	2,590,000	1,575,931
Quest Diagnostics, Inc., 6.40%, 11/30/2033(c)	1,669,000	1,824,458
Star Parent, Inc., 9.00%, 10/01/2030(b)(c)	509,000	533,412
		64,180,431
Health Care Supplies–0.54%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	273,000	256,110
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Health Care Supplies–(continued)
Solventum Corp.,
5.40%, 03/01/2029	$3,552,000	$3,626,733
5.60%, 03/23/2034	6,660,000	6,819,745
5.90%, 04/30/2054(c)	5,087,000	5,175,561
6.00%, 05/15/2064	4,429,000	4,498,123
		20,376,272
Home Improvement Retail–0.46%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034(c)	3,389,000	3,335,409
Home Depot, Inc. (The), 4.95%, 09/15/2052(c)	1,181,000	1,114,004
Lowe’s Cos., Inc.,
5.63%, 04/15/2053(c)	3,896,000	3,864,450
4.45%, 04/01/2062	39,000	31,267
5.80%, 09/15/2062	2,906,000	2,916,650
5.85%, 04/01/2063	6,044,000	6,133,438
		17,395,218
Homebuilding–0.08%
D.R. Horton, Inc., 5.00%, 10/15/2034(c)	2,085,000	2,061,916
KB Home, 4.80%, 11/15/2029	566,000	550,235
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)(c)	567,000	551,356
		3,163,507
Hotel & Resort REITs–0.17%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	1,050,000	1,072,733
4.95%, 01/15/2035	2,216,000	2,130,801
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	553,000	560,542
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	601,000	552,332
Service Properties Trust,
5.50%, 12/15/2027	858,000	836,400
4.95%, 10/01/2029	186,000	156,069
4.38%, 02/15/2030(c)	860,000	695,923
8.63%, 11/15/2031(b)	294,000	315,141
		6,319,941
Hotels, Resorts & Cruise Lines–0.74%
Carnival Corp.,
7.00%, 08/15/2029(b)	629,000	661,650
5.75%, 03/15/2030(b)	5,024,000	5,041,847
6.13%, 02/15/2033(b)	1,384,000	1,394,660
Choice Hotels International, Inc., 5.85%, 08/01/2034(c)	1,939,000	1,970,614
Expedia Group, Inc., 5.40%, 02/15/2035	6,391,000	6,474,544
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)(c)	1,270,000	1,281,205
6.13%, 04/01/2032(b)(c)	3,271,000	3,323,058
Marriott International, Inc., 5.30%, 05/15/2034(c)	1,713,000	1,726,514
Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)(c)	$975,000	$980,209
6.25%, 03/15/2032(b)	1,165,000	1,189,251
6.00%, 02/01/2033(b)	3,898,000	3,944,351
		27,987,903
Household Products–0.01%
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	298,000	279,996
Housewares & Specialties–0.10%
Newell Brands, Inc.,
6.38%, 09/15/2027	175,000	177,490
6.38%, 05/15/2030	2,630,000	2,628,184
6.63%, 05/15/2032(c)	818,000	815,643
		3,621,317
Independent Power Producers & Energy Traders–0.63%
AES Corp. (The), 6.95%, 07/15/2055(d)	1,761,000	1,711,639
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	975,000	947,823
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	1,376,043	1,381,354
National Rural Utilities Cooperative Finance Corp., 7.13%, 09/15/2053(c)(d)	10,287,000	10,724,792
Vistra Corp.,
7.00%(b)(d)(e)	2,207,000	2,245,159
8.00%(b)(d)(e)	271,000	278,967
Series C, 8.88%(b)(d)(e)	5,014,000	5,383,046
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	1,226,000	1,226,975
		23,899,755
Industrial Conglomerates–0.25%
Honeywell International, Inc.,
4.25%, 01/15/2029(c)	1,359,000	1,350,020
4.88%, 09/01/2029	2,368,000	2,413,684
4.95%, 09/01/2031(c)	4,014,000	4,081,304
5.00%, 02/15/2033(c)	923,000	932,560
5.25%, 03/01/2054	376,000	362,888
5.35%, 03/01/2064	282,000	273,114
		9,413,570
Industrial Machinery & Supplies & Components–0.21%
ESAB Corp., 6.25%, 04/15/2029(b)	546,000	555,425
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	1,865,000	1,891,509
5.40%, 08/14/2028	389,000	398,786
Nordson Corp.,
5.60%, 09/15/2028	648,000	666,815
5.80%, 09/15/2033(c)	1,444,000	1,517,125
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	2,348,000	2,380,885
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	592,000	563,458
		7,974,003
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Industrial REITs–0.18%
LXP Industrial Trust, 6.75%, 11/15/2028	$814,000	$863,340
Prologis L.P.,
4.88%, 06/15/2028	1,307,000	1,324,350
4.63%, 01/15/2033	3,072,000	3,025,462
5.13%, 01/15/2034(c)	1,689,000	1,703,886
		6,917,038
Insurance Brokers–0.40%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	838,000	854,877
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	573,000	575,601
5.00%, 02/15/2032(c)	841,000	841,607
5.15%, 02/15/2035	1,842,000	1,834,283
6.75%, 02/15/2054	48,000	54,710
5.55%, 02/15/2055	3,051,000	3,002,196
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	15,000	16,226
HUB International Ltd., 7.25%, 06/15/2030(b)	526,000	543,570
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(c)	2,505,000	2,587,516
2.90%, 12/15/2051	70,000	45,169
6.25%, 11/01/2052	915,000	1,007,440
5.45%, 03/15/2053	988,000	984,766
5.70%, 09/15/2053	2,748,000	2,842,291
		15,190,252
Integrated Oil & Gas–1.01%
BP Capital Markets PLC, 6.13%(d)(e)	7,663,000	7,600,526
Ecopetrol S.A. (Colombia),
7.75%, 02/01/2032	4,078,000	4,046,320
8.88%, 01/13/2033	5,115,000	5,361,788
8.38%, 01/19/2036	1,748,000	1,736,337
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)(c)	2,383,000	2,410,929
Occidental Petroleum Corp.,
5.20%, 08/01/2029	762,000	766,365
5.38%, 01/01/2032	787,000	781,682
5.55%, 10/01/2034	2,213,000	2,186,401
6.45%, 09/15/2036	4,734,000	4,949,297
6.20%, 03/15/2040(c)	4,766,000	4,835,402
4.63%, 06/15/2045	1,887,000	1,467,832
6.60%, 03/15/2046	1,967,000	2,040,015
Shell Finance US, Inc., 3.75%, 09/12/2046	260,000	204,526
		38,387,420
Integrated Telecommunication Services–1.63%
AT&T, Inc.,
5.40%, 02/15/2034	2,497,000	2,554,087
4.50%, 03/09/2048	276,000	233,842
3.50%, 09/15/2053	376,000	262,134
3.55%, 09/15/2055	16,938,000	11,757,122
Bell Canada (Canada),
6.88%, 09/15/2055(c)(d)	4,479,000	4,505,144
7.00%, 09/15/2055(d)	3,514,000	3,536,353
Principal Amount		Value
Integrated Telecommunication Services–(continued)
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	$6,220,000	$6,064,422
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	137,000	139,533
8.50%, 04/15/2031(b)	4,900,000	5,222,873
7.00%, 04/15/2032(b)	95,000	96,049
Level 3 Financing, Inc.,
10.50%, 04/15/2029(b)	101,000	113,625
11.00%, 11/15/2029(b)	196,000	222,652
10.50%, 05/15/2030(b)	199,000	217,656
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	553,000	549,600
7.72%, 06/04/2038	551,000	571,087
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,357,000	1,522,657
T-Mobile USA, Inc.,
5.65%, 01/15/2053	3,443,000	3,426,771
5.50%, 01/15/2055	54,000	52,388
Verizon Communications, Inc.,
4.50%, 08/10/2033	13,114,000	12,647,416
3.40%, 03/22/2041	572,000	447,976
5.50%, 02/23/2054(c)	376,000	373,475
3.00%, 11/20/2060(c)	1,922,000	1,170,895
3.70%, 03/22/2061	1,195,000	849,377
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	281,000	290,732
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	4,940,000	5,257,840
		62,085,706
Interactive Media & Services–0.80%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	975,000	960,186
Meta Platforms, Inc.,
4.30%, 08/15/2029	1,973,000	1,970,153
4.55%, 08/15/2031(c)	1,320,000	1,323,705
4.75%, 08/15/2034(c)	4,042,000	4,026,456
4.45%, 08/15/2052	1,100,000	953,402
5.40%, 08/15/2054	7,347,000	7,326,721
4.65%, 08/15/2062	2,725,000	2,387,862
5.75%, 05/15/2063	3,146,000	3,264,038
5.55%, 08/15/2064	8,082,000	8,159,675
		30,372,198
Investment Banking & Brokerage–4.17%
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029	4,795,000	4,933,591
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054(c)	2,143,000	2,232,859
Charles Schwab Corp. (The),
Series G, 5.38%(d)(e)	6,710,000	6,728,768
Series K, 5.00%(c)(d)(e)	1,633,000	1,612,399
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
5.20% (SOFR + 0.79%), 12/09/2026(g)	$2,179,000	$2,186,493
5.22% (SOFR + 0.81%), 03/09/2027(g)	2,815,000	2,822,062
5.28% (SOFR + 0.92%), 10/21/2027(g)	629,000	631,600
5.48% (SOFR + 1.12%), 02/24/2028(g)	557,000	560,326
4.48%, 08/23/2028(d)	881,000	877,883
5.73%, 04/25/2030(d)	2,059,000	2,124,894
5.05%, 07/23/2030(d)	3,282,000	3,305,665
4.69%, 10/23/2030(c)(d)	2,492,000	2,473,743
5.21%, 01/28/2031(c)(d)	3,451,000	3,494,222
5.85%, 04/25/2035(d)	3,127,000	3,252,267
5.33%, 07/23/2035(d)	3,411,000	3,414,507
5.02%, 10/23/2035(c)(d)	5,569,000	5,448,324
5.54%, 01/28/2036(c)(d)	6,227,000	6,339,200
6.75%, 10/01/2037	1,670,000	1,829,633
4.02%, 10/31/2038(d)	291,000	253,936
3.21%, 04/22/2042(d)	186,000	140,568
4.80%, 07/08/2044	1,636,000	1,489,426
5.73%, 01/28/2056(d)	7,944,000	8,100,385
6.85%(d)(e)	12,970,000	13,266,287
Series T, 3.80%(d)(e)	124,000	121,482
Series V, 4.13%(c)(d)(e)	1,507,000	1,461,365
Series W, 7.50%(c)(d)(e)	7,388,000	7,846,263
Series X, 7.50%(d)(e)	7,405,000	7,778,086
Series Y, 6.13%(c)(d)(e)	9,526,000	9,454,683
LPL Holdings, Inc.,
5.20%, 03/15/2030	6,297,000	6,316,629
5.65%, 03/15/2035	8,138,000	8,175,785
Morgan Stanley,
5.12%, 02/01/2029(c)(d)	815,000	825,646
5.16%, 04/20/2029(d)	3,681,000	3,728,166
5.45%, 07/20/2029(d)	835,000	854,616
6.41%, 11/01/2029(d)	1,979,000	2,088,551
5.17%, 01/16/2030(c)(d)	1,138,000	1,153,673
5.04%, 07/19/2030(d)	2,353,000	2,372,410
4.65%, 10/18/2030(d)	3,692,000	3,658,055
4.89%, 07/20/2033(d)	42,000	41,531
5.25%, 04/21/2034(d)	4,875,000	4,906,209
5.42%, 07/21/2034(d)	2,517,000	2,561,808
5.47%, 01/18/2035(d)	1,553,000	1,578,950
5.83%, 04/19/2035(d)	2,685,000	2,799,104
5.32%, 07/19/2035(d)	4,727,000	4,747,164
5.59%, 01/18/2036(d)	3,623,000	3,714,660
5.95%, 01/19/2038(d)	941,000	963,388
5.94%, 02/07/2039(c)(d)	3,703,000	3,777,451
Raymond James Financial, Inc., 3.75%, 04/01/2051	121,000	90,000
		158,534,713
IT Consulting & Other Services–0.32%
International Business Machines Corp.,
4.80%, 02/10/2030	8,496,000	8,541,059
5.70%, 02/10/2055	3,771,000	3,799,189
		12,340,248
Principal Amount		Value
Leisure Facilities–0.03%
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	$551,000	$552,723
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.63%, 05/01/2032(b)	524,000	537,158
		1,089,881
Leisure Products–0.17%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)(c)	1,080,000	1,109,893
Brunswick Corp.,
5.85%, 03/18/2029(c)	1,219,000	1,251,124
5.10%, 04/01/2052(c)	1,845,000	1,440,298
Polaris, Inc., 6.95%, 03/15/2029(c)	2,604,000	2,754,267
		6,555,582
Life & Health Insurance–2.85%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	4,505,000	4,557,312
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	2,573,000	2,640,604
4.95%, 03/30/2035(b)	4,518,000	4,489,891
5.40%, 09/30/2054(b)	2,618,000	2,555,719
American National Global Funding, 5.55%, 01/28/2030(b)	1,861,000	1,900,830
American National Group, Inc., 5.00%, 06/15/2027	2,265,000	2,265,568
Athene Global Funding, 5.58%, 01/09/2029(b)	3,200,000	3,275,154
Athene Holding Ltd., 6.25%, 04/01/2054	2,557,000	2,633,948
Corebridge Global Funding,
5.67% (SOFR + 1.30%), 09/25/2026(b)(g)	4,329,000	4,372,976
5.90%, 09/19/2028(b)	1,670,000	1,737,942
5.20%, 01/12/2029(b)(c)	2,753,000	2,803,909
5.20%, 06/24/2029(b)	2,801,000	2,852,370
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(d)(e)	4,557,000	4,672,844
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	5,895,000	5,892,170
Series 21-1, 2.66%, 06/29/2026(b)	12,766,000	12,397,236
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	1,884,000	1,974,369
GA Global Funding Trust, 5.50%, 01/08/2029(b)	1,542,000	1,574,468
High Street Funding Trust III, 5.81%, 02/15/2055(b)	2,431,000	2,453,202
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	553,000	564,855
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(j)	11,777,000	10,669,962
MetLife, Inc.,
4.60%, 05/13/2046	260,000	232,743
5.00%, 07/15/2052(c)	884,000	823,315
5.25%, 01/15/2054(c)	4,390,000	4,259,148
Series G, 3.85%(d)(e)	42,000	41,703
New York Life Global Funding, 4.55%, 01/28/2033(b)(c)	2,647,000	2,581,693
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)(d)	$4,840,000	$4,959,735
Pacific Life Global Funding II,
5.16% (SOFR + 0.80%), 03/30/2025(b)(g)	2,239,000	2,239,878
4.98% (SOFR + 0.62%), 06/04/2026(b)(g)	995,000	997,982
5.43% (SOFR + 1.05%), 07/28/2026(b)(g)	7,682,000	7,752,648
Pricoa Global Funding I, 4.65%, 08/27/2031(b)(c)	1,631,000	1,613,005
Principal Financial Group, Inc., 5.50%, 03/15/2053	36,000	35,692
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(e)	6,423,000	6,458,937
		108,281,808
Managed Health Care–0.53%
HCA, Inc., 5.25%, 06/15/2049	282,000	253,411
Humana, Inc., 5.75%, 12/01/2028(c)	964,000	994,054
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	42,000	30,919
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	1,740,000	1,781,182
4.25%, 01/15/2029(c)	929,000	919,305
5.30%, 02/15/2030	3,064,000	3,152,986
5.35%, 02/15/2033	3,420,000	3,497,775
4.50%, 04/15/2033	580,000	560,473
4.25%, 06/15/2048	229,000	189,205
5.05%, 04/15/2053	1,466,000	1,349,049
5.63%, 07/15/2054(c)	3,200,000	3,196,091
5.20%, 04/15/2063	2,020,000	1,854,703
5.75%, 07/15/2064	2,392,000	2,391,747
		20,170,900
Marine Transportation–0.35%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)(c)	2,023,000	2,112,917
NCL Corp. Ltd.,
8.13%, 01/15/2029(b)	258,000	273,844
6.75%, 02/01/2032(b)	3,031,000	3,100,231
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	330,000	335,682
7.63%, 02/15/2031(b)	7,027,000	7,278,377
		13,101,051
Metal, Glass & Plastic Containers–0.26%
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	614,000	565,403
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	271,000	266,774
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	5,071,000	5,302,593
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.44%, 04/03/2034(b)	3,484,000	3,545,946
		9,680,716
Principal Amount		Value
Motorcycle Manufacturers–0.00%
Volkswagen Group of America Finance LLC (Germany), 4.60%, 06/08/2029(b)	$55,000	$53,977
Movies & Entertainment–0.38%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	609,000	559,286
Netflix, Inc., 5.40%, 08/15/2054	714,000	718,778
Walt Disney Co. (The),
3.50%, 05/13/2040	79,000	65,154
3.80%, 05/13/2060	147,000	110,739
Warnermedia Holdings, Inc.,
4.28%, 03/15/2032	1,742,000	1,565,456
5.05%, 03/15/2042	3,778,000	3,132,522
5.14%, 03/15/2052	6,430,000	4,966,977
5.39%, 03/15/2062	4,147,000	3,189,337
		14,308,249
Multi-Family Residential REITs–0.34%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	714,000	717,173
5.30%, 12/07/2033(c)	2,708,000	2,769,891
Essex Portfolio L.P., 5.50%, 04/01/2034(c)	1,660,000	1,691,269
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	2,402,000	2,322,322
Mid-America Apartments L.P., 5.30%, 02/15/2032	4,232,000	4,314,929
UDR, Inc., 5.13%, 09/01/2034	1,166,000	1,157,276
		12,972,860
Multi-line Insurance–0.36%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	535,000	552,649
Allianz SE (Germany), 3.50%(b)(d)(e)	7,600,000	7,424,754
American International Group, Inc., 4.38%, 06/30/2050	263,000	224,622
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033(c)	852,000	868,033
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	4,520,000	4,564,563
		13,634,621
Multi-Utilities–2.29%
Ameren Illinois Co., 4.95%, 06/01/2033(c)	1,490,000	1,494,133
Black Hills Corp., 6.15%, 05/15/2034(c)	7,191,000	7,600,263
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	535,000	531,858
CMS Energy Corp., 6.50%, 06/01/2055(d)	10,027,000	9,956,863
Dominion Energy, Inc.,
5.38%, 11/15/2032(c)	3,433,000	3,495,495
6.63%, 05/15/2055(c)(d)	2,806,000	2,839,258
Series B, 7.00%, 06/01/2054(c)(d)	4,859,000	5,138,863
Series A, 6.88%, 02/01/2055(d)	4,112,000	4,263,600
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
DTE Electric Co., 5.20%, 03/01/2034	$1,606,000	$1,631,547
DTE Energy Co.,
4.95%, 07/01/2027	1,344,000	1,354,993
5.85%, 06/01/2034	3,242,000	3,376,860
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	1,974,000	2,007,778
5.63%, 04/10/2034(b)	2,147,000	2,192,862
5.88%, 04/10/2054(b)(c)	2,363,000	2,403,663
NiSource, Inc.,
5.25%, 03/30/2028	881,000	894,611
5.35%, 04/01/2034	2,556,000	2,590,906
6.38%, 03/31/2055(c)(d)	2,034,000	2,032,603
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	2,599,000	2,757,118
Sempra,
6.40%, 10/01/2054(d)	4,439,000	4,288,473
6.88%, 10/01/2054(c)(d)	6,310,000	6,338,170
6.55%, 04/01/2055(c)(d)	13,366,000	13,011,016
6.63%, 04/01/2055(c)(d)	5,314,000	5,254,058
WEC Energy Group, Inc.,
5.15%, 10/01/2027	1,196,000	1,213,321
4.75%, 01/15/2028	189,000	189,922
		86,858,234
Office REITs–0.45%
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028(c)	4,348,000	4,603,141
8.88%, 04/12/2029	3,224,000	3,458,430
Cousins Properties L.P.,
5.38%, 02/15/2032	1,177,000	1,175,474
5.88%, 10/01/2034	2,647,000	2,701,387
Office Properties Income Trust,
9.00%, 03/31/2029(b)	602,000	584,640
9.00%, 09/30/2029(b)	5,564,000	4,715,490
		17,238,562
Oil & Gas Drilling–0.10%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	542,000	550,004
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033(c)	1,525,000	1,618,254
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	781,000	821,116
Transocean, Inc., 8.75%, 02/15/2030(b)	382,400	399,401
Valaris Ltd., 8.38%, 04/30/2030(b)	524,000	531,209
		3,919,984
Oil & Gas Equipment & Services–0.05%
Enterprise Products Operating LLC, 4.20%, 01/31/2050	1,180,000	963,105
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	1,017,000	1,017,962
		1,981,067
Oil & Gas Exploration & Production–1.00%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	3,259,000	3,361,788
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Comstock Resources, Inc., 6.75%, 03/01/2029(b)(c)	$562,000	$552,948
ConocoPhillips Co., 5.70%, 09/15/2063	1,331,000	1,324,800
Diamondback Energy, Inc.,
5.15%, 01/30/2030(c)	3,793,000	3,852,351
6.25%, 03/15/2053	3,892,000	4,005,781
5.90%, 04/18/2064	1,372,000	1,329,708
Enterprise Products Operating LLC, Series D, 7.57% (3 mo. Term SOFR + 3.25%), 08/16/2077(c)(g)	2,898,000	2,886,787
Expand Energy Corp., 5.38%, 03/15/2030	971,000	965,816
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 04/15/2032(b)	154,000	147,361
8.38%, 11/01/2033(b)	252,000	263,517
6.88%, 05/15/2034(b)	5,101,000	4,943,542
7.25%, 02/15/2035(b)	7,383,000	7,264,058
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	3,653,429	3,735,333
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	3,286,608
		37,920,398
Oil & Gas Refining & Marketing–0.29%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	1,880,000	1,892,049
Phillips 66 Co., 5.30%, 06/30/2033	2,312,000	2,332,551
Raizen Fuels Finance S.A. (Brazil),
5.70%, 01/17/2035(b)	1,827,000	1,728,799
6.70%, 02/25/2037(b)	2,515,000	2,519,520
6.95%, 03/05/2054(b)	2,510,000	2,467,198
		10,940,117
Oil & Gas Storage & Transportation–5.24%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	4,119,000	4,210,808
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	1,725,000	1,791,911
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	657,000	668,123
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	4,068,000	3,960,154
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054(c)	2,869,000	2,815,784
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	771,000	907,269
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	2,170,000	2,233,386
7.38%, 01/15/2083(c)(d)	2,833,000	2,904,785
7.63%, 01/15/2083(d)	2,200,000	2,310,460
Series NC5, 8.25%, 01/15/2084(c)(d)	2,876,000	3,045,195
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
5.55%, 02/15/2028	$423,000	$433,104
6.10%, 12/01/2028	1,149,000	1,200,954
6.40%, 12/01/2030	594,000	633,745
7.38%, 02/01/2031(b)	1,101,000	1,161,096
5.75%, 02/15/2033(c)	1,399,000	1,440,506
6.55%, 12/01/2033	2,439,000	2,636,015
5.55%, 05/15/2034	3,045,000	3,074,291
4.90%, 03/15/2035	5,294,000	5,073,154
5.00%, 05/15/2050	3,650,000	3,186,815
5.95%, 05/15/2054	4,714,000	4,660,112
8.00%, 05/15/2054(c)(d)	2,526,000	2,687,674
6.05%, 09/01/2054	5,167,000	5,161,747
7.13%, 10/01/2054(d)	8,992,000	9,242,104
Enterprise Products Operating LLC,
Series D, 6.88%, 03/01/2033	1,217,000	1,368,154
4.25%, 02/15/2048	450,000	373,793
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	97,000	98,905
8.25%, 01/15/2029	67,000	69,147
8.88%, 04/15/2030	134,000	139,252
7.88%, 05/15/2032(c)	707,000	711,826
8.00%, 05/15/2033	392,000	396,208
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	4,980,000	5,057,173
6.13%, 02/23/2038(b)	1,166,000	1,205,693
6.51%, 02/23/2042(b)	2,700,000	2,823,752
6.10%, 08/23/2042(b)	6,175,000	6,181,738
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	1,053,000	1,097,918
Kinder Morgan, Inc.,
7.80%, 08/01/2031	6,766,000	7,749,212
7.75%, 01/15/2032	5,276,000	6,045,513
5.20%, 06/01/2033	2,548,000	2,533,082
MPLX L.P.,
4.80%, 02/15/2029	757,000	757,542
4.70%, 04/15/2048	1,280,000	1,072,807
5.50%, 02/15/2049	1,933,000	1,816,179
4.95%, 03/14/2052	3,230,000	2,783,307
5.65%, 03/01/2053	587,000	560,625
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	262,000	266,995
8.38%, 02/15/2032(b)(c)	3,869,000	3,933,419
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	6,294,000	7,193,349
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	603,000	411,897
ONEOK Partners L.P., 6.85%, 10/15/2037	2,042,000	2,248,649
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
ONEOK, Inc.,
5.65%, 11/01/2028(c)	$694,000	$715,098
4.40%, 10/15/2029	2,573,000	2,525,743
5.80%, 11/01/2030(c)	1,091,000	1,137,296
6.35%, 01/15/2031	2,104,000	2,243,523
6.10%, 11/15/2032	971,000	1,025,219
6.05%, 09/01/2033	2,521,000	2,643,056
6.63%, 09/01/2053	4,193,000	4,519,328
Plains All American Pipeline L.P., Series B, 8.69% (3 mo. Term SOFR + 4.37%)(e)(g)	168,000	168,548
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	793,000	822,486
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(d)	2,112,000	2,177,636
7.63%, 03/01/2055(b)(d)	3,602,000	3,704,574
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029(b)	647,000	643,739
5.58%, 10/01/2034(b)	2,382,000	2,346,706
6.18%, 10/01/2054(b)	2,698,000	2,645,276
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	2,082,000	2,159,938
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	5,341,000	5,462,241
Targa Resources Corp.,
5.20%, 07/01/2027	1,246,000	1,259,564
5.50%, 02/15/2035	1,334,000	1,339,296
6.25%, 07/01/2052	2,109,000	2,179,587
Transcanada Trust (Canada), 5.63%, 05/20/2075(d)	4,635,000	4,638,260
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	3,811,000	4,210,877
7.00%, 01/15/2030(b)	3,442,000	3,491,586
9.88%, 02/01/2032(b)(c)	3,461,000	3,787,394
9.00%(b)(d)(e)	805,000	819,336
Western Midstream Operating L.P.,
6.15%, 04/01/2033	1,911,000	1,983,266
5.45%, 11/15/2034	4,330,000	4,283,906
Williams Cos., Inc. (The),
5.30%, 08/15/2028	1,346,000	1,373,201
4.80%, 11/15/2029	1,856,000	1,856,814
4.65%, 08/15/2032	984,000	953,899
5.65%, 03/15/2033(c)	2,234,000	2,301,693
5.80%, 11/15/2054	3,309,000	3,325,748
6.00%, 03/15/2055	3,833,000	3,938,664
		199,018,825
Other Specialized REITs–0.22%
Iron Mountain, Inc.,
4.50%, 02/15/2031(b)	583,000	541,168
6.25%, 01/15/2033(b)(c)	1,435,000	1,444,196
Simon Property Group L.P., 4.75%, 09/26/2034	6,713,000	6,494,303
		8,479,667
Other Specialty Retail–0.09%
Bath & Body Works, Inc., 6.75%, 07/01/2036(c)	543,000	555,065
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Other Specialty Retail–(continued)
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	$634,000	$549,750
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)(c)	1,500,000	1,425,746
Tractor Supply Co., 5.25%, 05/15/2033	902,000	916,381
		3,446,942
Packaged Foods & Meats–0.55%
General Mills, Inc., 5.50%, 10/17/2028(c)	1,828,000	1,885,091
Gruma S.A.B. de C.V. (Mexico),
5.39%, 12/09/2034(b)	2,810,000	2,788,363
5.76%, 12/09/2054(b)(c)	1,285,000	1,233,600
J.M. Smucker Co. (The), 6.20%, 11/15/2033(c)	1,408,000	1,508,054
McCormick & Co., Inc., 4.70%, 10/15/2034	3,297,000	3,163,483
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	2,405,000	2,529,553
Post Holdings, Inc., 6.25%, 10/15/2034(b)(c)	1,931,000	1,924,803
The Campbell’s Company,
5.20%, 03/21/2029	1,386,000	1,410,577
4.75%, 03/23/2035(c)	2,724,000	2,633,226
5.25%, 10/13/2054	2,113,000	1,979,363
		21,056,113
Paper & Plastic Packaging Products & Materials–0.34%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	8,018,000	8,144,235
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	1,961,000	1,996,258
5.78%, 04/03/2054(b)	2,587,000	2,630,004
		12,770,497
Paper Products–0.14%
Magnera Corp., 7.25%, 11/15/2031(b)(c)	5,404,000	5,432,641
Passenger Airlines–0.75%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	1,272,204	1,206,092
Series 2021-1, Class B, 3.95%, 07/11/2030	1,429,875	1,357,526
Series 2021-1, Class A, 2.88%, 07/11/2034	1,832,333	1,604,491
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)(c)	3,449,000	3,432,288
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	1,736,000	1,713,962
5.31%, 10/20/2031(b)	2,344,000	2,330,335
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)(c)	1,260,118	1,142,569
Principal Amount		Value
Passenger Airlines–(continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	$459,078	$458,223
4.75%, 10/20/2028(b)	5,091,587	5,059,885
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	1,062,829	1,045,032
Series 2020-1, Class A, 5.88%, 10/15/2027	1,195,958	1,218,291
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,134,059	1,080,975
Series 24-A, 5.88%, 02/15/2037	3,392,220	3,475,968
Series AA, 5.45%, 02/15/2037	3,153,317	3,217,610
		28,343,247
Passenger Ground Transportation–0.10%
Uber Technologies, Inc.,
7.50%, 09/15/2027(b)	86,000	86,609
5.35%, 09/15/2054(c)	3,817,000	3,635,350
		3,721,959
Personal Care Products–0.22%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)(c)	607,000	586,165
Kenvue, Inc.,
5.05%, 03/22/2028	888,000	904,980
5.00%, 03/22/2030(c)	1,731,000	1,762,541
4.90%, 03/22/2033(c)	2,637,000	2,647,752
5.10%, 03/22/2043(c)	1,200,000	1,179,390
5.20%, 03/22/2063(c)	1,198,000	1,149,850
		8,230,678
Pharmaceuticals–1.36%
AstraZeneca Finance LLC (United Kingdom),
4.90%, 02/26/2031	5,652,000	5,746,541
5.00%, 02/26/2034(c)	2,942,000	2,980,512
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	278,000	277,487
11.00%, 09/30/2028(b)	302,000	306,047
Bristol-Myers Squibb Co.,
4.90%, 02/22/2029(c)	1,140,000	1,157,771
5.90%, 11/15/2033(c)	1,949,000	2,083,058
6.25%, 11/15/2053	2,852,000	3,135,878
5.55%, 02/22/2054	216,000	217,083
6.40%, 11/15/2063	2,023,000	2,246,155
Eli Lilly and Co.,
5.00%, 02/09/2054	1,940,000	1,858,066
5.05%, 08/14/2054(c)	5,174,000	4,981,394
5.10%, 02/09/2064	3,317,000	3,164,249
5.20%, 08/14/2064	1,293,000	1,255,827
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)(c)	511,000	548,312
Johnson & Johnson, 4.70%, 03/01/2030	1,396,000	1,416,895
Merck & Co., Inc.,
5.00%, 05/17/2053(c)	1,531,000	1,449,622
5.15%, 05/17/2063	863,000	818,619
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Novartis Capital Corp.,
3.80%, 09/18/2029	$1,633,000	$1,597,061
4.00%, 09/18/2031(c)	2,606,000	2,533,680
4.20%, 09/18/2034(c)	6,755,000	6,447,390
4.70%, 09/18/2054	5,309,000	4,870,147
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 05/19/2033	2,593,000	2,569,285
5.34%, 05/19/2063	190,000	181,448
		51,842,527
Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 5.75%, 04/05/2034(b)	2,474,000	2,545,382
Property & Casualty Insurance–0.34%
Arch Capital Finance LLC, 5.03%, 12/15/2046	252,000	233,134
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	2,653,000	2,771,007
6.10%, 03/15/2055(b)	6,120,000	6,181,655
Markel Group, Inc., 6.00%(d)(e)	2,482,000	2,479,224
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	1,340,000	1,352,370
		13,017,390
Rail Transportation–0.67%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054(c)	3,674,000	3,587,436
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	3,907,000	4,183,660
CSX Corp.,
6.15%, 05/01/2037	92,000	100,211
4.75%, 11/15/2048	190,000	173,245
4.90%, 03/15/2055(c)	2,828,000	2,612,603
Norfolk Southern Corp.,
5.05%, 08/01/2030	2,779,000	2,827,846
5.55%, 03/15/2034	1,634,000	1,705,244
5.35%, 08/01/2054(c)	3,245,000	3,184,578
5.95%, 03/15/2064	2,322,000	2,455,125
TTX Co., 5.05%, 11/15/2034(b)	1,719,000	1,735,007
Union Pacific Corp., 5.15%, 01/20/2063	3,252,000	3,073,871
		25,638,826
Real Estate Development–0.40%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	524,000	563,884
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	497,000	523,261
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	10,106,000	11,167,224
6.88%, 07/15/2029	2,903,000	3,013,949
		15,268,318
Regional Banks–0.44%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	2,154,000	2,132,875
Huntington Bancshares, Inc., 4.44%, 08/04/2028(d)	736,000	731,945
Principal Amount		Value
Regional Banks–(continued)
Regions Financial Corp., 5.72%, 06/06/2030(c)(d)	$2,495,000	$2,561,387
Synovus Financial Corp., 6.17%, 11/01/2030(d)	1,456,000	1,486,828
Truist Financial Corp.,
6.05%, 06/08/2027(c)(d)	1,586,000	1,614,089
4.87%, 01/26/2029(d)	1,248,000	1,254,573
7.16%, 10/30/2029(d)	1,725,000	1,858,241
5.44%, 01/24/2030(d)	458,000	467,203
6.12%, 10/28/2033(d)	1,780,000	1,887,963
5.87%, 06/08/2034(d)	38,000	39,476
Series P, 4.95%(c)(d)(e)	1,150,000	1,148,483
Zions Bancorporation N.A., 6.82%, 11/19/2035(d)	1,586,000	1,644,459
		16,827,522
Reinsurance–0.42%
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)(c)	3,432,000	3,319,152
4.70%, 10/15/2051(b)(d)	4,229,000	4,112,222
6.75%, 03/15/2054(b)(c)	4,768,000	5,027,010
7.95%, 10/15/2054(b)(c)(d)	2,335,000	2,455,113
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(d)	1,048,000	1,048,036
		15,961,533
Renewable Electricity–0.12%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	2,932,000	2,909,174
Idaho Power Co., 5.20%, 08/15/2034(c)	759,000	771,124
NSTAR Electric Co., 4.55%, 06/01/2052	1,207,000	1,039,791
		4,720,089
Research & Consulting Services–0.01%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	561,000	548,783
Restaurants–0.74%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	1,658,000	1,660,842
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	5,640,000	5,774,852
McDonald’s Corp.,
4.60%, 05/15/2030	4,177,000	4,174,878
4.95%, 03/03/2035	3,252,000	3,239,882
5.15%, 09/09/2052	354,000	335,322
5.45%, 08/14/2053(c)	6,415,000	6,337,854
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	6,122,000	6,544,167
		28,067,797
Retail REITs–0.48%
Agree L.P., 5.63%, 06/15/2034	1,570,000	1,610,917
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035(c)	1,181,000	1,218,712
Kimco Realty OP LLC,
2.70%, 10/01/2030	357,000	321,955
4.85%, 03/01/2035	2,714,000	2,636,527
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Retail REITs–(continued)
Kite Realty Group L.P.,
4.95%, 12/15/2031	$1,618,000	$1,597,072
5.50%, 03/01/2034(c)	790,000	800,834
Kite Realty Group Trust, 4.75%, 09/15/2030	893,000	884,838
NNN REIT, Inc.,
5.60%, 10/15/2033	1,127,000	1,152,786
5.50%, 06/15/2034(c)	1,591,000	1,617,055
Realty Income Corp.,
4.85%, 03/15/2030	452,000	454,530
5.63%, 10/13/2032	1,431,000	1,485,896
5.38%, 09/01/2054	991,000	970,856
Regency Centers L.P.,
4.13%, 03/15/2028	790,000	779,347
5.25%, 01/15/2034	1,594,000	1,608,031
5.10%, 01/15/2035(c)	1,238,000	1,231,181
		18,370,537
Security & Alarm Services–0.01%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	532,000	545,485
Self-Storage REITs–0.94%
Extra Space Storage L.P.,
5.70%, 04/01/2028(c)	938,000	965,176
2.55%, 06/01/2031	409,000	357,049
5.40%, 02/01/2034(c)	2,920,000	2,958,897
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)(c)	914,000	912,454
Prologis L.P.,
4.75%, 06/15/2033(c)	3,342,000	3,295,889
5.00%, 03/15/2034	6,180,000	6,178,804
5.00%, 01/31/2035(c)	3,992,000	3,987,492
5.25%, 06/15/2053(c)	4,916,000	4,777,660
5.25%, 03/15/2054(c)	6,194,000	6,026,052
Public Storage Operating Co.,
5.13%, 01/15/2029(c)	368,000	376,478
5.10%, 08/01/2033(c)	2,834,000	2,875,965
5.35%, 08/01/2053	2,925,000	2,877,371
		35,589,287
Semiconductor Materials & Equipment–0.01%
Entegris, Inc., 4.75%, 04/15/2029(b)	579,000	560,150
Semiconductors–1.11%
Broadcom, Inc.,
5.05%, 07/12/2027	4,140,000	4,191,059
5.05%, 07/12/2029	2,757,000	2,795,793
5.15%, 11/15/2031	2,823,000	2,872,740
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)(c)	1,431,000	1,485,816
5.50%, 01/25/2031(b)	2,413,000	2,458,782
6.15%, 01/25/2032(b)(c)	3,967,000	4,160,705
5.90%, 01/25/2033(b)	744,000	767,990
5.88%, 01/25/2034(b)	4,445,000	4,553,915
6.25%, 01/25/2035(b)	5,787,000	6,102,318
6.10%, 01/25/2036(b)	3,213,000	3,349,753
6.20%, 01/25/2037(b)	3,357,000	3,530,466
6.40%, 01/25/2038(b)	1,272,000	1,361,617
6.30%, 01/25/2039(b)(c)	2,670,000	2,836,909
Principal Amount		Value
Semiconductors–(continued)
Micron Technology, Inc., 5.30%, 01/15/2031	$1,663,000	$1,686,139
		42,154,002
Single-Family Residential REITs–0.20%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	6,397,000	6,464,915
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	1,133,000	1,136,400
		7,601,315
Soft Drinks & Non-alcoholic Beverages–0.67%
Coca-Cola Co. (The),
5.30%, 05/13/2054(c)	9,697,000	9,685,998
5.40%, 05/13/2064	13,188,000	13,164,839
PepsiCo, Inc., 4.60%, 02/07/2030(c)	2,693,000	2,711,877
		25,562,714
Sovereign Debt–1.77%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	8,000,000	7,866,000
Colombia Government International Bond (Colombia),
7.50%, 02/02/2034	1,795,000	1,804,534
7.75%, 11/07/2036	4,528,000	4,501,313
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	1,763,000	1,858,031
Dominican Republic International Bond (Dominican Republic),
6.95%, 03/15/2037(b)	8,475,000	8,720,775
7.15%, 02/24/2055(b)	5,337,000	5,521,126
Egypt Government International Bond (Egypt),
8.63%, 02/04/2030(b)	2,080,000	2,069,109
9.45%, 02/04/2033(b)	1,935,000	1,888,061
Ghana Government International Bond (Ghana),
0.00%, 07/03/2026(b)(h)	45,719	42,820
5.00%, 07/03/2029(b)(k)	461,010	410,827
0.00%, 01/03/2030(b)(h)	95,603	75,004
5.00%, 07/03/2035(b)(k)	662,940	493,203
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	1,870,000	1,868,186
6.55%, 02/06/2037(b)	2,180,000	2,194,505
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	1,754,000	1,725,962
Republic of Kenya Government International Bond (Kenya), 9.50%, 03/05/2036(b)	3,675,000	3,561,801
Republic of Poland Government International Bond (Poland), 5.38%, 02/12/2035	6,600,000	6,666,444
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	$2,522,000	$2,592,600
5.88%, 01/30/2029(b)	1,992,000	1,988,056
7.13%, 01/17/2033(b)	1,620,000	1,665,338
5.75%, 03/24/2035(b)	4,570,000	4,180,476
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	5,735,000	5,695,572
		67,389,743
Specialized Consumer Services–0.22%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)(c)	1,852,000	1,860,375
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	1,192,000	1,103,243
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	1,555,000	1,575,979
5.20%, 10/30/2034(b)(c)	3,904,000	3,951,515
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	55,000	47,593
		8,538,705
Specialized Finance–0.16%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	83,000	81,651
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	1,852,000	1,980,457
SMBC Aviation Capital Finance DAC (Ireland), 5.30%, 04/03/2029(b)	3,001,000	3,044,453
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	835,000	854,828
		5,961,389
Specialty Chemicals–0.27%
Celanese US Holdings LLC, 6.95%, 11/15/2033(c)	562,000	601,231
Sasol Financing USA LLC (South Africa), 8.75%, 05/03/2029(b)	3,427,000	3,495,383
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	1,703,000	1,797,239
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	4,340,000	4,418,619
		10,312,472
Steel–0.34%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	2,424,000	2,535,720
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	2,871,000	2,887,993
7.00%, 03/15/2032(b)(c)	371,000	373,039
7.38%, 05/01/2033(b)(c)	2,297,000	2,307,856
6.25%, 10/01/2040	196,000	170,600
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,120,000	2,138,607
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054	2,374,000	2,387,629
		12,801,444
Principal Amount		Value
Systems Software–1.08%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	$550,000	$541,255
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(c)	1,175,000	1,085,559
Oracle Corp.,
6.25%, 11/09/2032(c)	5,437,000	5,826,727
4.90%, 02/06/2033(c)	2,422,000	2,390,608
4.70%, 09/27/2034(c)	5,651,000	5,430,405
4.00%, 11/15/2047	190,000	148,134
6.90%, 11/09/2052	3,120,000	3,551,041
5.55%, 02/06/2053	190,000	181,982
5.38%, 09/27/2054	7,409,000	6,937,482
6.00%, 08/03/2055	3,786,000	3,870,763
5.50%, 09/27/2064	4,969,000	4,633,218
6.13%, 08/03/2065(c)	6,171,000	6,306,464
		40,903,638
Technology Hardware, Storage & Peripherals–0.43%
Apple, Inc.,
3.95%, 08/08/2052	160,000	131,147
4.10%, 08/08/2062	2,978,000	2,430,048
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034(c)	4,262,000	4,195,997
5.60%, 10/15/2054	6,857,000	6,679,890
Leidos, Inc., 5.75%, 03/15/2033(c)	1,501,000	1,545,778
Seagate HDD Cayman,
4.09%, 06/01/2029	975,000	924,393
9.63%, 12/01/2032	494,000	560,787
		16,468,040
Telecom Tower REITs–0.00%
American Tower Corp., 3.10%, 06/15/2050	132,000	87,579
Tobacco–1.23%
Altria Group, Inc., 3.70%, 02/04/2051	527,000	371,939
B.A.T Capital Corp. (United Kingdom),
6.00%, 02/20/2034(c)	4,162,000	4,356,327
7.08%, 08/02/2043	273,000	302,649
7.08%, 08/02/2053(c)	6,937,000	7,841,026
Philip Morris International, Inc.,
5.13%, 11/17/2027	40,000	40,653
4.88%, 02/13/2029	58,000	58,544
4.63%, 11/01/2029(c)	2,187,000	2,191,086
5.63%, 11/17/2029(c)	618,000	644,296
5.13%, 02/13/2031	1,199,000	1,220,398
4.75%, 11/01/2031	1,725,000	1,718,781
5.75%, 11/17/2032	3,563,000	3,738,623
5.38%, 02/15/2033	8,072,000	8,264,330
5.63%, 09/07/2033	5,565,000	5,789,809
5.25%, 02/13/2034	2,723,000	2,757,835
4.90%, 11/01/2034(c)	7,673,000	7,564,226
		46,860,522
Trading Companies & Distributors–1.04%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	6,214,000	6,230,740
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Trading Companies & Distributors–(continued)
Air Lease Corp.,
Series B, 4.65%(c)(d)(e)	$3,530,000	$3,473,871
Series C, 4.13%(d)(e)	300,000	288,449
Series D, 6.00%(c)(d)(e)	1,577,000	1,550,289
Aircastle Ltd., 5.25%(b)(c)(d)(e)	1,417,000	1,397,515
Aircastle Ltd./Aircastle Ireland DAC,
5.25%, 03/15/2030(b)	1,520,000	1,527,563
5.75%, 10/01/2031(b)	1,292,000	1,323,634
Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(b)(c)	2,844,000	2,948,198
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	571,000	553,534
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	2,561,000	2,508,683
GATX Corp.,
5.50%, 06/15/2035	2,809,000	2,842,586
6.05%, 06/05/2054	7,087,000	7,268,870
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)(c)	3,150,000	3,210,948
5.13%, 07/17/2034(b)	4,373,000	4,464,410
		39,589,290
Transaction & Payment Processing Services–0.41%
Fiserv, Inc.,
5.38%, 08/21/2028	2,701,000	2,763,151
5.63%, 08/21/2033(c)	2,836,000	2,935,213
5.45%, 03/15/2034(c)	5,168,000	5,261,804
Mastercard, Inc., 4.85%, 03/09/2033(c)	1,635,000	1,648,396
PayPal Holdings, Inc.,
5.05%, 06/01/2052	214,000	201,178
5.25%, 06/01/2062	376,000	351,035
WEX, Inc., 6.50%, 03/15/2033(b)	2,527,000	2,533,067
		15,693,844
Wireless Telecommunication Services–0.58%
Rogers Communications, Inc. (Canada),
7.00%, 04/15/2055(d)	2,314,000	2,325,200
7.13%, 04/15/2055(d)	1,614,000	1,624,332
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	3,365,050	3,386,825
T-Mobile USA, Inc.,
4.50%, 04/15/2050	1,297,000	1,097,969
6.00%, 06/15/2054	1,292,000	1,350,609
Turkcell Iletisim Hizmetleri A.S. (Turkey),
7.45%, 01/24/2030(b)	3,092,000	3,160,345
7.65%, 01/24/2032(b)	3,487,000	3,579,161
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	622,000	597,741
4.13%, 06/04/2081(d)	2,275,000	2,047,588
5.13%, 06/04/2081(d)	3,503,000	2,710,543
		21,880,313
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,368,326,951)		3,392,242,448
Principal Amount		Value
U.S. Treasury Securities–5.56%
U.S. Treasury Bills–0.22%
4.23% - 4.25%, 05/29/2025(l)(m)	$8,426,000	$8,340,527
U.S. Treasury Bonds–1.34%
4.75%, 02/15/2045	8,479,400	8,737,757
4.50%, 11/15/2054	41,896,600	42,020,980
		50,758,737
U.S. Treasury Notes–4.00%
4.13%, 01/31/2027	18,921,000	18,958,195
4.25%, 02/15/2028	22,860,000	23,041,273
4.25%, 01/31/2030	36,608,200	36,997,162
4.38%, 01/31/2032	7,320,700	7,441,949
4.63%, 02/15/2035	63,537,400	65,736,390
		152,174,969
Total U.S. Treasury Securities (Cost $209,585,859)		211,274,233

Asset-Backed Securities–2.07%
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(j)	5,941,000	5,812,080
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	2,559,434	2,537,261
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	11,268,757	11,909,177
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,209,905	9,943,117
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	2,462,875	2,226,584
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,424,242	2,040,096
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	4,725,158	4,968,788
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	5,185,005	5,311,925
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	5,142,112	5,336,475
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	5,331,637	5,450,503
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	4,917,675	4,909,295
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	5,047,350	5,082,064
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	4,230,806	4,123,824
Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	3,074,550	3,167,119
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	5,595,000	5,781,161
Total Asset-Backed Securities (Cost $78,109,187)		78,599,469
Shares
Preferred Stocks–1.19%
Aerospace & Defense–0.08%
Boeing Co. (The), 6.00%, Conv. Pfd.	52,000	3,113,760
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Shares		Value
Diversified Banks–0.46%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,224	$17,255,846
Diversified Financial Services–0.20%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	287,800	7,646,846
Investment Banking & Brokerage–0.27%
Morgan Stanley, 7.13%, Series E, Pfd.	256,997	6,553,423
Morgan Stanley, 6.88%, Series F, Pfd.	150,000	3,804,000
		10,357,423
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.(c)	251,487	6,822,842
Total Preferred Stocks (Cost $44,455,139)		45,196,717
Principal Amount
Variable Rate Senior Loan Interests–0.92%(n)(o)
Automotive Parts & Equipment–0.03%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 7.07% (1 mo. SOFR + 2.75%), 01/15/2032	$975,500	975,095
Construction Materials–0.01%
Quikrete Holdings, Inc., Term Loan B, 6.56% (1 mo. SOFR + 2.25%), 02/15/2032	565,650	565,387
Health Care Facilities–0.04%
Select Medical Corp., Term Loan B, 6.31% (1 mo. Term SOFR + 0.20%), 11/30/2031	1,656,360	1,661,975
Oil & Gas Storage & Transportation–0.04%
NGL Energy Operating LLC, Term Loan, 8.07% (1 mo. Term SOFR + 3.75%), 02/03/2031	1,361,710	1,361,342
Restaurants–0.24%
Raising Cane’s Restaurants LLC, Term Loan B, 6.32% (1 mo. Term SOFR + 2.00%), 09/10/2031	9,273,358	9,275,260
Wireless Telecommunication Services–0.56%
X Corp.,
Term Loan B, 1.98% (3 mo. Term SOFR + 6.50%), 10/27/2029	5,683,000	5,674,362
9.50% (3 mo. Term SOFR + 9.50%), 10/27/2029	15,171,000	15,501,500
		21,175,862
Total Variable Rate Senior Loan Interests (Cost $34,635,811)		35,014,921
	Shares		Value
Exchange-Traded Funds–0.15%
Invesco High Yield Bond Factor ETF(p)		15,000	$341,423
Invesco High Yield Select ETF(p)		10,000	255,199
Invesco Short Duration Bond ETF(p)		12,000	299,952
Invesco Total Return Bond ETF(p)		100,000	4,729,000
Total Exchange-Traded Funds (Cost $6,718,874)			5,625,574
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.11%(q)
Investment Banking & Brokerage–0.04%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(b)	GBP	975,000	1,316,416
Movies & Entertainment–0.07%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	2,817,072
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,241,987)			4,133,488

Municipal Obligations–0.00%
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 6.38%, 05/15/2037(b)(j)		$360,000	4
Series 2017, Ref. RB, 9.00%, 05/15/2037(b)(j)		350,000	35,000
Total Municipal Obligations (Cost $384,299)			35,004
	Shares
Options Purchased–0.06%
(Cost $3,550,529)(r)			2,137,377
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.33% (Cost $3,747,008,636)			3,774,259,231
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.36%
Invesco Private Government Fund, 4.34%(p)(s)(t)		160,109,774	160,109,774
Invesco Private Prime Fund, 4.47%(p)(s)(t)		423,555,897	423,682,964
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $583,792,738)			583,792,738
TOTAL INVESTMENTS IN SECURITIES–114.69% (Cost $4,330,801,374)			4,358,051,969
OTHER ASSETS LESS LIABILITIES—(14.69)%			(558,167,010)
NET ASSETS–100.00%			$3,799,884,959
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $1,136,190,349, which represented 29.90% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(h)	Zero coupon bond issued at a discount.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $317,400, which represented less than 1% of the Fund’s Net Assets.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(o)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2025.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$340,291	$-	$1,132	$-	$341,423	$-
Invesco High Yield Select ETF	253,291	-	-	1,908	-	255,199	17,187
Invesco Short Duration Bond ETF	207,610	299,429	(207,718)	1,263	(632)	299,952	9,893
Invesco Total Return Bond ETF	4,646,000	-	-	83,000	-	4,729,000	205,906
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	23	390,675,316	(390,675,339)	-	-	-	596,238
Invesco Liquid Assets Portfolio, Institutional Class	-	111,060,100	(111,059,030)	-	(1,070)	-	173,264
Invesco Treasury Portfolio, Institutional Class	27	614,479,772	(614,479,799)	-	-	-	929,640
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	174,138,946	872,659,599	(886,688,771)	-	-	160,109,774	7,191,364*
Invesco Private Prime Fund	455,244,096	1,997,235,199	(2,028,726,688)	56,055	(125,698)	423,682,964	19,451,198*
Total	$634,489,993	$3,986,749,706	$(4,031,837,345)	$143,358	$(127,400)	$589,418,312	$28,574,690

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(r)	The table below details options purchased.
(s)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
iShares China Large-Cap ETF	Call	06/20/2025	2,299	USD	36.00	USD	8,276,400	$363,242

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	05/16/2025	94	USD	6,190.00	USD	58,186,000	$638,260
Equity Risk
S&P 500 Index	Put	09/19/2025	39	USD	6,125.00	USD	23,887,500	1,135,875
Total Index Options Purchased								$1,774,135

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,092	June-2025	$226,009,875	$1,089,771	$1,089,771
U.S. Treasury 5 Year Notes	496	June-2025	53,537,000	73,881	73,881
U.S. Treasury 10 Year Notes	1,724	June-2025	191,525,625	2,042,977	2,042,977
U.S. Treasury Long Bonds	1,406	June-2025	166,039,813	2,869,788	2,869,788
U.S. Treasury Ultra Bonds	539	June-2025	66,903,375	1,552,585	1,552,585
Subtotal—Long Futures Contracts				7,629,002	7,629,002
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	3,478	June-2025	(397,361,500)	(5,278,891)	(5,278,891)
Total Futures Contracts				$2,350,111	$2,350,111

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2025	Citibank N.A.	EUR	297,000	USD	310,918	$1,906
Currency Risk
04/30/2025	State Street Bank & Trust Co.	USD	428,204	EUR	410,000	(1,622)
Total Forward Foreign Currency Contracts						$284

Abbreviations:
ETF	—Exchange-Traded Fund
EUR	—Euro
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $3,740,289,762)*	$3,768,633,657
Investments in affiliates, at value (Cost $590,511,612)	589,418,312
Other investments:
Variation margin receivable — futures contracts	452,389
Unrealized appreciation on forward foreign currency contracts outstanding	1,906
Foreign currencies, at value (Cost $32,743)	32,244
Receivable for:
Investments sold	205,218,578
Fund shares sold	3,539,946
Dividends	627,968
Interest	48,093,508
Investments matured, at value (Cost $428,663)	32,397
Investment for trustee deferred compensation and retirement plans	199,076
Other assets	111,055
Total assets	4,616,361,036
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,622
Payable for:
Investments purchased	197,571,898
Dividends	2,631,571
Fund shares reacquired	5,219,719
Amount due custodian	25,833,452
Collateral upon return of securities loaned	583,792,738
Accrued fees to affiliates	1,061,860
Accrued trustees’ and officers’ fees and benefits	4,148
Accrued other operating expenses	145,596
Trustee deferred compensation and retirement plans	213,473
Total liabilities	816,476,077
Net assets applicable to shares outstanding	$3,799,884,959
Net assets consist of:
Shares of beneficial interest	$4,252,649,450
Distributable earnings (loss)	(452,764,491)
$3,799,884,959
Net Assets:
Class A	$1,123,034,041
Class C	$29,815,705
Class R	$18,460,508
Class Y	$1,330,960,720
Class R5	$17,794,947
Class R6	$1,279,819,038
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	178,837,988
Class C	4,718,162
Class R	2,938,234
Class Y	211,558,149
Class R5	2,830,807
Class R6	203,407,034
Class A:
Net asset value per share	$6.28
Maximum offering price per share (Net asset value of $6.28 ÷ 95.75%)	$6.56
Class C:
Net asset value and offering price per share	$6.32
Class R:
Net asset value and offering price per share	$6.28
Class Y:
Net asset value and offering price per share	$6.29
Class R5:
Net asset value and offering price per share	$6.29
Class R6:
Net asset value and offering price per share	$6.29

*	At February 28, 2025, securities with an aggregate value of $564,039,521 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest (net of foreign withholding taxes of $(2,903))	$199,869,021
Dividends	2,651,848
Dividends from affiliates (includes net securities lending income of $801,941)	2,734,069
Total investment income	205,254,938
Expenses:
Advisory fees	9,844,552
Administrative services fees	523,734
Custodian fees	113,469
Distribution fees:
Class A	2,756,475
Class C	319,148
Class R	82,365
Transfer agent fees — A, C, R and Y	3,657,581
Transfer agent fees — R5	18,152
Transfer agent fees — R6	342,797
Trustees’ and officers’ fees and benefits	53,363
Registration and filing fees	233,047
Reports to shareholders	318,505
Professional services fees	81,796
Other	46,428
Total expenses	18,391,412
Less: Fees waived and/or expense offset arrangement(s)	(76,722)
Net expenses	18,314,690
Net investment income	186,940,248
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	10,112,613
Affiliated investment securities	(127,400)
Foreign currencies	(7,895)
Forward foreign currency contracts	(69,397)
Futures contracts	(1,752,201)
Option contracts written	(649,955)
7,505,765
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	50,759,290
Affiliated investment securities	143,358
Foreign currencies	(4,918)
Forward foreign currency contracts	10,886
Futures contracts	1,331,389
52,240,005
Net realized and unrealized gain	59,745,770
Net increase in net assets resulting from operations	$246,686,018
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$186,940,248	$140,654,277
Net realized gain (loss)	7,505,765	(209,752,578)
Change in net unrealized appreciation	52,240,005	209,119,287
Net increase in net assets resulting from operations	246,686,018	140,020,986
Distributions to shareholders from distributable earnings:
Class A	(55,184,605)	(50,117,038)
Class C	(1,354,830)	(1,337,452)
Class R	(782,507)	(619,226)
Class Y	(64,847,234)	(36,454,912)
Class R5	(959,520)	(791,203)
Class R6	(62,774,024)	(49,020,800)
Total distributions from distributable earnings	(185,902,720)	(138,340,631)
Share transactions–net:
Class A	18,814,044	38,235,796
Class C	(3,176,885)	(3,096,867)
Class R	2,946,171	2,813,121
Class Y	436,219,068	274,917,100
Class R5	935,737	2,540,284
Class R6	182,588,915	237,882,175
Net increase in net assets resulting from share transactions	638,327,050	553,291,609
Net increase in net assets	699,110,348	554,971,964
Net assets:
Beginning of year	3,100,774,611	2,545,802,647
End of year	$3,799,884,959	$3,100,774,611
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$6.17	$0.31	$0.11	$0.42	$(0.31)	$—	$(0.31)	$6.28	6.98%	$1,123,034	0.71%	0.71%	5.03%	146%
Year ended 02/29/24	6.18	0.30	(0.02)	0.28	(0.29)	—	(0.29)	6.17	4.72	1,086,043	0.75	0.75	4.89	195
Year ended 02/28/23	7.15	0.25	(0.98)	(0.73)	(0.24)	—	(0.24)	6.18	(10.14)	1,048,198	0.77	0.77	3.91	171
Year ended 02/28/22	7.80	0.21	(0.49)	(0.28)	(0.21)	(0.16)	(0.37)	7.15	(3.79)	1,295,987	0.72	0.72	2.66	133
Year ended 02/28/21	7.80	0.22	0.25	0.47	(0.24)	(0.23)	(0.47)	7.80	6.14	1,342,071	0.74	0.74	2.87	182
Class C
Year ended 02/28/25	6.22	0.27	0.10	0.37	(0.27)	—	(0.27)	6.32	6.01	29,816	1.46	1.46	4.28	146
Year ended 02/29/24	6.22	0.25	(0.00)	0.25	(0.25)	—	(0.25)	6.22	4.11	32,470	1.50	1.50	4.14	195
Year ended 02/28/23	7.20	0.20	(0.98)	(0.78)	(0.20)	—	(0.20)	6.22	(10.84)(d)	35,770	1.51 (d)	1.51 (d)	3.17 (d)	171
Year ended 02/28/22	7.86	0.15	(0.49)	(0.34)	(0.16)	(0.16)	(0.32)	7.20	(4.60)	51,444	1.47	1.47	1.91	133
Year ended 02/28/21	7.87	0.17	0.24	0.41	(0.19)	(0.23)	(0.42)	7.86	5.23	65,404	1.49	1.49	2.12	182
Class R
Year ended 02/28/25	6.18	0.30	0.10	0.40	(0.30)	—	(0.30)	6.28	6.55	18,461	0.96	0.96	4.78	146
Year ended 02/29/24	6.18	0.28	(0.00)	0.28	(0.28)	—	(0.28)	6.18	4.62	15,237	1.00	1.00	4.64	195
Year ended 02/28/23	7.15	0.23	(0.97)	(0.74)	(0.23)	—	(0.23)	6.18	(10.38)	12,401	1.02	1.02	3.66	171
Year ended 02/28/22	7.81	0.19	(0.49)	(0.30)	(0.20)	(0.16)	(0.36)	7.15	(4.16)	13,750	0.97	0.97	2.41	133
Year ended 02/28/21	7.81	0.20	0.25	0.45	(0.22)	(0.23)	(0.45)	7.81	5.87	11,819	0.99	0.99	2.62	182
Class Y
Year ended 02/28/25	6.19	0.33	0.10	0.43	(0.33)	—	(0.33)	6.29	7.07	1,330,961	0.46	0.46	5.28	146
Year ended 02/29/24	6.19	0.31	(0.00)	0.31	(0.31)	—	(0.31)	6.19	5.15	870,887	0.50	0.50	5.14	195
Year ended 02/28/23	7.16	0.27	(0.98)	(0.71)	(0.26)	—	(0.26)	6.19	(9.89)	594,737	0.52	0.52	4.16	171
Year ended 02/28/22	7.82	0.23	(0.50)	(0.27)	(0.23)	(0.16)	(0.39)	7.16	(3.66)	576,512	0.47	0.47	2.91	133
Year ended 02/28/21	7.82	0.24	0.25	0.49	(0.26)	(0.23)	(0.49)	7.82	6.40	497,643	0.49	0.49	3.12	182
Class R5
Year ended 02/28/25	6.18	0.33	0.11	0.44	(0.33)	—	(0.33)	6.29	7.29	17,795	0.41	0.41	5.33	146
Year ended 02/29/24	6.18	0.32	(0.01)	0.31	(0.31)	—	(0.31)	6.18	5.21	16,570	0.44	0.44	5.20	195
Year ended 02/28/23	7.16	0.27	(0.98)	(0.71)	(0.27)	—	(0.27)	6.18	(9.96)	13,992	0.43	0.43	4.25	171
Year ended 02/28/22	7.81	0.23	(0.48)	(0.25)	(0.24)	(0.16)	(0.40)	7.16	(3.47)	14,978	0.42	0.42	2.96	133
Year ended 02/28/21	7.81	0.25	0.24	0.49	(0.26)	(0.23)	(0.49)	7.81	6.45	14,418	0.44	0.44	3.17	182
Class R6
Year ended 02/28/25	6.19	0.34	0.10	0.44	(0.34)	—	(0.34)	6.29	7.20	1,279,819	0.34	0.34	5.40	146
Year ended 02/29/24	6.19	0.32	(0.00)	0.32	(0.32)	—	(0.32)	6.19	5.28	1,079,568	0.37	0.37	5.27	195
Year ended 02/28/23	7.16	0.28	(0.98)	(0.70)	(0.27)	—	(0.27)	6.19	(9.77)	840,705	0.37	0.37	4.31	171
Year ended 02/28/22	7.82	0.23	(0.49)	(0.26)	(0.24)	(0.16)	(0.40)	7.16	(3.54)	959,566	0.35	0.35	3.03	133
Year ended 02/28/21	7.82	0.25	0.25	0.50	(0.27)	(0.23)	(0.50)	7.82	6.54	677,403	0.36	0.36	3.25	182

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99% for the year ended February 28, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Corporate Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Corporate Bond Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial

Invesco Corporate Bond Fund

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended February 28, 2025, the Fund paid the Adviser $1,721 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures

Invesco Corporate Bond Fund

contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
Q.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.420%
Next $750 million	0.350%
Over $1.25 billion	0.220%
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.28%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended February 28, 2025, the Adviser waived advisory fees of $48,032.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares. The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.50% of

Invesco Corporate Bond Fund

the Fund’s average daily net assets of Class R shares. The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the Fund’s average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund.
For the year ended February 28, 2025, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $104,975 in front-end sales commissions from the sale of Class A shares and $18,680 and $2,208 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$3,381,255,086	$10,987,362	$3,392,242,448
U.S. Treasury Securities	—	211,274,233	—	211,274,233
Asset-Backed Securities	—	72,787,389	5,812,080	78,599,469
Preferred Stocks	45,196,717	—	—	45,196,717
Variable Rate Senior Loan Interests	—	35,014,921	—	35,014,921
Exchange-Traded Funds	5,625,574	—	—	5,625,574
Non-U.S. Dollar Denominated Bonds & Notes	—	4,133,488	—	4,133,488
Municipal Obligations	—	—	35,004	35,004
Options Purchased	2,137,377	—	—	2,137,377
Money Market Funds	—	583,792,738	—	583,792,738
Total Investments in Securities	52,959,668	4,288,257,855	16,834,446	4,358,051,969
Other Investments - Assets*
Investments Matured	—	32,397	—	32,397
Futures Contracts	7,629,002	—	—	7,629,002
Forward Foreign Currency Contracts	—	1,906	—	1,906
	7,629,002	34,303	—	7,663,305
Other Investments - Liabilities*
Futures Contracts	(5,278,891)	—	—	(5,278,891)
Forward Foreign Currency Contracts	—	(1,622)	—	(1,622)
	(5,278,891)	(1,622)	—	(5,280,513)
Total Other Investments	2,350,111	32,681	—	2,382,792
Total Investments	$55,309,779	$4,288,290,536	$16,834,446	$4,360,434,761

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco Corporate Bond Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$7,629,002	$7,629,002
Unrealized appreciation on forward foreign currency contracts outstanding	1,906	—	—	1,906
Options purchased, at value — Exchange-Traded(b)	—	2,137,377	—	2,137,377
Total Derivative Assets	1,906	2,137,377	7,629,002	9,768,285
Derivatives not subject to master netting agreements	—	(2,137,377)	(7,629,002)	(9,766,379)
Total Derivative Assets subject to master netting agreements	$1,906	$—	$—	$1,906

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(5,278,891)	$(5,278,891)
Unrealized depreciation on forward foreign currency contracts outstanding	(1,622)	—	(1,622)
Total Derivative Liabilities	(1,622)	(5,278,891)	(5,280,513)
Derivatives not subject to master netting agreements	—	5,278,891	5,278,891
Total Derivative Liabilities subject to master netting agreements	$(1,622)	$—	$(1,622)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank N.A.	$1,906	$−	$1,906	$—	$—	$1,906
State Street Bank & Trust Co.	−	(1,622)	(1,622)	—	—	(1,622)
Total	$1,906	$(1,622)	$284	$—	$—	$284
Effect of Derivative Investments for the year ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(69,397)	$-	$-	$(69,397)
Futures contracts	-	-	(1,752,201)	(1,752,201)
Options purchased(a)	-	1,820,344	-	1,820,344
Options written	-	(649,955)	-	(649,955)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	10,886	-	-	10,886
Futures contracts	-	-	1,331,389	1,331,389
Options purchased(a)	-	(1,331,715)	-	(1,331,715)
Total	$(58,511)	$(161,326)	$(420,812)	$(640,649)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

Invesco Corporate Bond Fund

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Index Options Purchased	Options Written
Average notional value	$2,470,018	$1,097,374,720	$8,276,400	$44,205,208	$81,375,000
Average contracts	—	—	2,299	76	140

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $28,690.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$185,902,720	$138,340,631

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$10,842,977
Net unrealized appreciation — investments	21,932,556
Net unrealized appreciation (depreciation) — foreign currencies	(1,774)
Temporary book/tax differences	(133,271)
Capital loss carryforward	(485,404,979)
Shares of beneficial interest	4,252,649,450
Total net assets	$3,799,884,959
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities, derivative instruments and straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$113,618,047	$371,786,932	$485,404,979
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $3,061,401,879 and $2,549,168,903, respectively. As of February 28, 2025, the aggregate cost of

Invesco Corporate Bond Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$72,960,276
Aggregate unrealized (depreciation) of investments	(51,027,720)
Net unrealized appreciation of investments	$21,932,556
Cost of investments for tax purposes is $4,338,502,205.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $3,024,371 and undistributed net realized gain (loss) was decreased by $3,024,371. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	25,256,890	$157,873,190	30,313,001	$185,097,587
Class C	1,166,589	7,345,884	1,315,685	8,121,659
Class R	897,709	5,606,519	926,871	5,669,706
Class Y	123,000,570	762,005,122	96,007,504	586,913,246
Class R5	588,863	3,679,378	614,755	3,720,572
Class R6	69,666,236	435,858,212	71,364,521	436,739,633
Issued as reinvestment of dividends:
Class A	7,598,510	47,420,580	7,086,076	43,226,209
Class C	167,593	1,052,367	164,746	1,012,563
Class R	124,569	777,889	100,624	614,473
Class Y	7,693,806	48,129,779	4,229,440	25,853,118
Class R5	151,805	948,487	128,887	787,084
Class R6	9,134,193	57,125,333	7,296,175	44,616,218
Automatic conversion of Class C shares to Class A shares:
Class A	768,236	4,810,298	396,712	2,411,521
Class C	(763,254)	(4,810,298)	(394,011)	(2,411,521)
Reacquired:
Class A	(30,693,505)	(191,290,024)	(31,596,069)	(192,499,521)
Class C	(1,076,609)	(6,764,838)	(1,612,778)	(9,819,568)
Class R	(550,343)	(3,438,237)	(567,843)	(3,471,058)
Class Y	(59,916,584)	(373,915,833)	(55,554,492)	(337,849,264)
Class R5	(590,888)	(3,692,128)	(325,407)	(1,967,372)
Class R6	(49,896,202)	(310,394,630)	(39,978,249)	(243,473,676)
Net increase in share activity	102,728,184	$638,327,050	89,916,148	$553,291,609

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Corporate Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Corporate Bond Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent, portfolio company investee, agent banks and brokers; when replies were not received from the portfolio company investee, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco Corporate Bond Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	6.15%
Corporate Dividends Received Deduction*	4.52%
U.S. Treasury Obligations*	2.51%
Qualified Business Income*	0.00%
Business Interest Income*	92.39%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Invesco Corporate Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Corporate Bond Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
VK-CBD-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Global Real Estate Fund
Nasdaq:
A: AGREX ■ C: CGREX ■ R: RGREX ■ Y: ARGYX ■ R5: IGREX ■ R6: FGREX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025

Shares		Value
Common Stocks & Other Equity Interests–98.57%
Australia–5.58%
Goodman Group	176,621	$3,457,589
National Storage REIT	503,432	677,398
Scentre Group	991,392	2,083,202
Stockland	567,955	1,802,815
		8,021,004
Canada–1.84%
Canadian Apartment Properties REIT	20,409	568,927
Chartwell Retirement Residences	90,634	1,052,463
Choice Properties REIT	108,200	1,024,600
		2,645,990
France–2.40%
Gecina S.A.	9,345	875,983
Klepierre S.A.	33,235	1,055,909
Unibail-Rodamco-Westfield SE	18,019	1,526,503
		3,458,395
Germany–2.35%
LEG Immobilien SE	15,847	1,315,685
Sirius Real Estate Ltd.	874,104	865,453
Vonovia SE	38,692	1,198,409
		3,379,547
Hong Kong–2.33%
Hongkong Land Holdings Ltd.	171,000	774,034
Link REIT	244,600	1,111,728
Sun Hung Kai Properties Ltd.	93,600	880,917
Wharf Real Estate Investment Co. Ltd.	226,000	588,881
		3,355,560
Japan–8.71%
Activia Properties, Inc.	340	770,434
GLP J-Reit	1,236	1,052,926
Invincible Investment Corp.	1,374	586,181
Japan Metropolitan Fund Investment Corp.	1,774	1,088,233
Mitsui Fudosan Co. Ltd.	420,300	3,656,260
Nippon Accommodations Fund, Inc.	2,205	1,688,232
Nippon Prologis REIT, Inc.	576	947,956
ORIX JREIT, Inc.	465	526,753
Sumitomo Realty & Development Co. Ltd.	63,600	2,218,311
		12,535,286
Netherlands–0.98%
CTP N.V.(a)	81,614	1,407,115
Singapore–2.61%
CapitaLand Ascendas REIT	349,400	665,896
CapitaLand Integrated Commercial Trust	1,027,700	1,502,129
CapitaLand Investment Ltd.	301,800	573,819
Mapletree Industrial Trust	332,200	487,621
Mapletree Logistics Trust	583,000	531,965
		3,761,430
Shares		Value
Spain–1.09%
Cellnex Telecom S.A.(a)	22,078	$786,504
Merlin Properties SOCIMI S.A.	73,062	787,681
		1,574,185
Sweden–1.39%
Fastighets AB Balder, Class B(b)	200,938	1,425,132
Wihlborgs Fastigheter AB	58,925	570,903
		1,996,035
United Kingdom–2.74%
British Land Co. PLC (The)	192,075	873,950
LondonMetric Property PLC	453,320	1,065,294
Segro PLC	138,538	1,231,811
Unite Group PLC (The)	73,442	772,895
		3,943,950
United States–66.55%
Agree Realty Corp.	47,348	3,494,282
American Healthcare REIT, Inc.	27,759	826,941
American Homes 4 Rent, Class A	72,513	2,683,706
American Tower Corp.	3,093	635,983
Americold Realty Trust, Inc.	38,160	875,009
Brixmor Property Group, Inc.	111,460	3,116,422
Camden Property Trust	10,432	1,294,194
CubeSmart	46,015	1,899,499
Digital Realty Trust, Inc.	27,979	4,373,677
Equinix, Inc.	11,147	10,083,799
Equity LifeStyle Properties, Inc.	64,073	4,394,126
Equity Residential	59,631	4,422,831
Essential Properties Realty Trust, Inc.	37,322	1,221,176
Extra Space Storage, Inc.	13,435	2,049,644
First Industrial Realty Trust, Inc.	57,722	3,294,772
Healthpeak Properties, Inc.	157,059	3,213,427
Hilton Worldwide Holdings, Inc.	6,015	1,593,734
Invitation Homes, Inc.	101,271	3,444,227
Kimco Realty Corp.	122,197	2,700,554
OUTFRONT Media, Inc.	43,546	809,956
Prologis, Inc.	64,932	8,046,373
Public Storage	4,936	1,498,668
Realty Income Corp.	51,807	2,954,553
Regency Centers Corp.	49,228	3,775,788
Rexford Industrial Realty, Inc.	40,523	1,674,410
Simon Property Group, Inc.	34,810	6,477,793
UDR, Inc.	38,832	1,754,430
Vornado Realty Trust	71,141	2,990,768
Welltower, Inc.	66,146	10,154,072
		95,754,814
Total Common Stocks & Other Equity Interests (Cost $133,313,120)		141,833,311
Money Market Funds–1.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d)	546,337	546,337
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Real Estate Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.25%(c)(d)	1,014,626	$1,014,626
Total Money Market Funds (Cost $1,560,963)		1,560,963
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.65% (Cost $134,874,083)		143,394,274
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.25%
Invesco Private Prime Fund, 4.47%(c)(d)(e) (Cost $357,698)	357,591	357,698
TOTAL INVESTMENTS IN SECURITIES—99.90% (Cost $135,231,781)		143,751,972
OTHER ASSETS LESS LIABILITIES–0.10%		139,523
NET ASSETS–100.00%		$143,891,495
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $2,193,619, which represented 1.52% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2025.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$570,234	$14,637,412	$(14,661,309)	$-	$-	$546,337	$21,217
Invesco Liquid Assets Portfolio, Institutional Class	407,211	5,217,298	(5,624,434)	-	(75)	-	6,468
Invesco Treasury Portfolio, Institutional Class	651,696	22,415,643	(22,052,713)	-	-	1,014,626	32,846
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,184,456	33,917,551	(37,102,007)	-	-	-	61,985*
Invesco Private Prime Fund	8,188,597	79,367,874	(87,199,320)	144	403	357,698	163,333*
Total	$13,002,194	$155,555,778	$(166,639,783)	$144	$328	$1,918,661	$285,849

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Real Estate Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $133,313,120)	$141,833,311
Investments in affiliated money market funds, at value (Cost $1,918,661)	1,918,661
Foreign currencies, at value (Cost $112,964)	112,685
Receivable for:
Investments sold	726,948
Fund shares sold	98,655
Dividends	376,487
Investment for trustee deferred compensation and retirement plans	136,341
Other assets	64,651
Total assets	145,267,739
Liabilities:
Payable for:
Investments purchased	587,381
Fund shares reacquired	94,021
Collateral upon return of securities loaned	357,698
Accrued fees to affiliates	131,096
Accrued trustees’ and officers’ fees and benefits	1,866
Accrued other operating expenses	61,111
Trustee deferred compensation and retirement plans	143,071
Total liabilities	1,376,244
Net assets applicable to shares outstanding	$143,891,495
Net assets consist of:
Shares of beneficial interest	$145,799,826
Distributable earnings (loss)	(1,908,331)
$143,891,495
Net Assets:
Class A	$64,241,507
Class C	$2,535,979
Class R	$20,994,489
Class Y	$31,040,711
Class R5	$4,992,427
Class R6	$20,086,382
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,072,394
Class C	278,729
Class R	2,311,934
Class Y	3,421,273
Class R5	552,309
Class R6	2,223,211
Class A:
Net asset value per share	$9.08
Maximum offering price per share (Net asset value of $9.08 ÷ 94.50%)	$9.61
Class C:
Net asset value and offering price per share	$9.10
Class R:
Net asset value and offering price per share	$9.08
Class Y:
Net asset value and offering price per share	$9.07
Class R5:
Net asset value and offering price per share	$9.04
Class R6:
Net asset value and offering price per share	$9.03
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Real Estate Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$261,401
Dividends (net of foreign withholding taxes of $163,903)	4,784,881
Dividends from affiliated money market funds (includes net securities lending income of $5,176)	65,707
Foreign withholding tax claims	699,162
Total investment income	5,811,151
Expenses:
Advisory fees	1,156,795
Administrative services fees	23,155
Custodian fees	22,036
Distribution fees:
Class A	171,791
Class C	29,101
Class R	107,863
Transfer agent fees — A, C, R and Y	350,069
Transfer agent fees — R5	5,616
Transfer agent fees — R6	6,443
Trustees’ and officers’ fees and benefits	23,515
Registration and filing fees	81,836
Reports to shareholders	36,675
Professional services fees	71,230
Other	10,743
Total expenses	2,096,868
Less: Fees waived and/or expense offset arrangement(s)	(9,427)
Net expenses	2,087,441
Net investment income	3,723,710
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,841,185
Affiliated investment securities	328
Foreign currencies	(171,732)
1,669,781
Change in net unrealized appreciation of:
Unaffiliated investment securities	6,829,734
Affiliated investment securities	144
Foreign currencies	10,674
6,840,552
Net realized and unrealized gain	8,510,333
Net increase in net assets resulting from operations	$12,234,043
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Real Estate Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$3,723,710	$3,943,299
Net realized gain (loss)	1,669,781	(7,867,710)
Change in net unrealized appreciation	6,840,552	1,287,570
Net increase (decrease) in net assets resulting from operations	12,234,043	(2,636,841)
Distributions to shareholders from distributable earnings:
Class A	(1,258,018)	(1,321,275)
Class C	(31,564)	(35,675)
Class R	(339,194)	(313,000)
Class Y	(690,047)	(803,091)
Class R5	(155,938)	(248,726)
Class R6	(489,084)	(532,894)
Total distributions from distributable earnings	(2,963,845)	(3,254,661)
Return of capital:
Class A	—	(139,930)
Class C	—	(3,778)
Class R	—	(33,149)
Class Y	—	(85,052)
Class R5	—	(26,342)
Class R6	—	(56,436)
Total return of capital	—	(344,687)
Total distributions	(2,963,845)	(3,599,348)
Share transactions–net:
Class A	(10,730,633)	(9,240,466)
Class C	(769,488)	(380,320)
Class R	(1,353,592)	387,095
Class Y	(5,675,995)	(10,007,664)
Class R5	(5,145,913)	(6,372,462)
Class R6	(1,590,666)	(8,448,927)
Net increase (decrease) in net assets resulting from share transactions	(25,266,287)	(34,062,744)
Net increase (decrease) in net assets	(15,996,089)	(40,298,933)
Net assets:
Beginning of year	159,887,584	200,186,517
End of year	$143,891,495	$159,887,584
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Real Estate Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$8.57	$0.21	$0.46	$0.67	$(0.16)	$—	$—	$(0.16)	$9.08	7.88%	$64,242	1.44%	1.45%	2.33%	130%
Year ended 02/29/24	8.82	0.18	(0.27)	(0.09)	(0.14)	—	(0.02)	(0.16)	8.57	(0.89)	70,881	1.42	1.42	2.14	89
Year ended 02/28/23	11.63	0.17	(1.87)	(1.70)	(0.21)	(0.90)	—	(1.11)	8.82	(14.71)	82,570	1.38	1.38	1.67	69
Year ended 02/28/22	10.77	0.12	1.04	1.16	(0.30)	—	—	(0.30)	11.63	10.80	107,880	1.30	1.30	1.01	88
Year ended 02/28/21	11.65	0.17	(0.56)	(0.39)	(0.21)	(0.28)	—	(0.49)	10.77	(2.96)	108,687	1.32	1.32	1.70	160
Class C
Year ended 02/28/25	8.58	0.14	0.48	0.62	(0.10)	—	—	(0.10)	9.10	7.19	2,536	2.19	2.20	1.58	130
Year ended 02/29/24	8.83	0.12	(0.27)	(0.15)	(0.08)	—	(0.02)	(0.10)	8.58	(1.66)	3,137	2.17	2.17	1.39	89
Year ended 02/28/23	11.64	0.09	(1.87)	(1.78)	(0.13)	(0.90)	—	(1.03)	8.83	(15.38)	3,619	2.13	2.13	0.92	69
Year ended 02/28/22	10.78	0.03	1.05	1.08	(0.22)	—	—	(0.22)	11.64	9.96	5,057	2.05	2.05	0.26	88
Year ended 02/28/21	11.65	0.10	(0.56)	(0.46)	(0.13)	(0.28)	—	(0.41)	10.78	(3.68)	5,493	2.07	2.07	0.95	160
Class R
Year ended 02/28/25	8.57	0.19	0.46	0.65	(0.14)	—	—	(0.14)	9.08	7.61	20,994	1.69	1.70	2.08	130
Year ended 02/29/24	8.82	0.16	(0.27)	(0.11)	(0.12)	—	(0.02)	(0.14)	8.57	(1.15)	21,082	1.67	1.67	1.89	89
Year ended 02/28/23	11.62	0.14	(1.86)	(1.72)	(0.18)	(0.90)	—	(1.08)	8.82	(14.86)	21,290	1.63	1.63	1.42	69
Year ended 02/28/22	10.77	0.09	1.03	1.12	(0.27)	—	—	(0.27)	11.62	10.42	24,519	1.55	1.55	0.76	88
Year ended 02/28/21	11.64	0.15	(0.56)	(0.41)	(0.18)	(0.28)	—	(0.46)	10.77	(3.14)	23,490	1.57	1.57	1.45	160
Class Y
Year ended 02/28/25	8.56	0.23	0.47	0.70	(0.19)	—	—	(0.19)	9.07	8.16	31,041	1.19	1.20	2.58	130
Year ended 02/29/24	8.81	0.20	(0.26)	(0.06)	(0.17)	—	(0.02)	(0.19)	8.56	(0.64)	34,737	1.17	1.17	2.39	89
Year ended 02/28/23	11.62	0.19	(1.87)	(1.68)	(0.23)	(0.90)	—	(1.13)	8.81	(14.50)	46,126	1.13	1.13	1.92	69
Year ended 02/28/22	10.77	0.15	1.03	1.18	(0.33)	—	—	(0.33)	11.62	10.98	67,783	1.05	1.05	1.26	88
Year ended 02/28/21	11.65	0.20	(0.57)	(0.37)	(0.23)	(0.28)	—	(0.51)	10.77	(2.69)	113,549	1.07	1.07	1.95	160
Class R5
Year ended 02/28/25	8.53	0.25	0.46	0.71	(0.20)	—	—	(0.20)	9.04	8.37	4,992	1.01	1.01	2.76	130
Year ended 02/29/24	8.78	0.22	(0.27)	(0.05)	(0.18)	—	(0.02)	(0.20)	8.53	(0.50)	9,681	0.98	0.98	2.58	89
Year ended 02/28/23	11.58	0.22	(1.87)	(1.65)	(0.25)	(0.90)	—	(1.15)	8.78	(14.34)	16,615	0.99	0.99	2.06	69
Year ended 02/28/22	10.73	0.17	1.03	1.20	(0.35)	—	—	(0.35)	11.58	11.17	87,664	0.91	0.91	1.40	88
Year ended 02/28/21	11.61	0.21	(0.56)	(0.35)	(0.25)	(0.28)	—	(0.53)	10.73	(2.57)	124,597	0.94	0.94	2.08	160
Class R6
Year ended 02/28/25	8.52	0.25	0.47	0.72	(0.21)	—	—	(0.21)	9.03	8.43	20,086	0.95	0.95	2.82	130
Year ended 02/29/24	8.78	0.22	(0.28)	(0.06)	(0.18)	—	(0.02)	(0.20)	8.52	(0.55)	20,369	0.95	0.95	2.61	89
Year ended 02/28/23	11.58	0.22	(1.87)	(1.65)	(0.25)	(0.90)	—	(1.15)	8.78	(14.27)	29,968	0.92	0.92	2.13	69
Year ended 02/28/22	10.73	0.18	1.03	1.21	(0.36)	—	—	(0.36)	11.58	11.26	165,636	0.83	0.83	1.48	88
Year ended 02/28/21	11.61	0.22	(0.56)	(0.34)	(0.26)	(0.28)	—	(0.54)	10.73	(2.48)	167,055	0.85	0.85	2.17	160

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Real Estate Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Global Real Estate Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended February 28, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts,
9
Invesco Global Real Estate Fund

including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended February 28, 2025, the Fund paid the Adviser $515 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
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Invesco Global Real Estate Fund

N.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended February 28, 2025, the Adviser waived advisory fees of $1,344.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the
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Invesco Global Real Estate Fund

shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $3,352 in front-end sales commissions from the sale of Class A shares and $0 and $9 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended February 28, 2025, the Fund incurred $18,261 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$8,021,004	$—	$8,021,004
Canada	2,645,990	—	—	2,645,990
France	—	3,458,395	—	3,458,395
Germany	—	3,379,547	—	3,379,547
Hong Kong	—	3,355,560	—	3,355,560
Japan	—	12,535,286	—	12,535,286
Netherlands	—	1,407,115	—	1,407,115
Singapore	—	3,761,430	—	3,761,430
Spain	—	1,574,185	—	1,574,185
Sweden	—	1,996,035	—	1,996,035
United Kingdom	—	3,943,950	—	3,943,950
United States	95,754,814	—	—	95,754,814
Money Market Funds	1,560,963	357,698	—	1,918,661
Total Investments	$99,961,767	$43,790,205	$—	$143,751,972
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,083.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco Global Real Estate Fund

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$2,963,845	$3,254,661
Return of capital	—	344,687
Total distributions	$2,963,845	$3,599,348

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$700,987
Net unrealized appreciation — investments	6,844,856
Net unrealized appreciation (depreciation) — foreign currencies	(315)
Temporary book/tax differences	(85,646)
Capital loss carryforward	(9,368,213)
Shares of beneficial interest	145,799,826
Total net assets	$143,891,495
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$548,078	$8,820,135	$9,368,213
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $198,184,871 and $222,169,234, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$10,983,564
Aggregate unrealized (depreciation) of investments	(4,138,708)
Net unrealized appreciation of investments	$6,844,856
Cost of investments for tax purposes is $136,907,116.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of expired capital loss carryforwards, foreign currency transactions, passive foreign investment companies and partnerships, on February 28, 2025, undistributed net investment income was decreased by $182,636, undistributed net realized gain (loss) was increased by $67,670 and shares of beneficial interest was increased by $114,966. This reclassification had no effect on the net assets of the Fund.
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Invesco Global Real Estate Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	493,080	$4,369,149	699,736	$5,924,751
Class C	45,787	409,916	58,863	497,732
Class R	555,604	4,956,307	664,563	5,663,841
Class Y	675,893	6,004,956	613,880	5,205,380
Class R5	89,492	796,940	115,180	968,140
Class R6	486,903	4,286,176	494,959	4,192,216
Issued as reinvestment of dividends:
Class A	129,222	1,162,727	164,427	1,358,656
Class C	3,310	29,846	4,529	37,570
Class R	37,670	339,159	41,893	346,141
Class Y	47,535	425,026	70,421	583,052
Class R5	14,252	125,821	22,975	187,927
Class R6	52,711	471,633	69,300	568,505
Automatic conversion of Class C shares to Class A shares:
Class A	58,926	517,014	28,633	242,604
Class C	(58,788)	(517,014)	(28,561)	(242,604)
Reacquired:
Class A	(1,881,441)	(16,779,523)	(1,979,472)	(16,766,477)
Class C	(77,073)	(692,236)	(78,952)	(673,018)
Class R	(742,469)	(6,649,058)	(659,358)	(5,622,887)
Class Y	(1,360,710)	(12,105,977)	(1,858,989)	(15,796,096)
Class R5	(686,214)	(6,068,674)	(894,850)	(7,528,529)
Class R6	(706,684)	(6,348,475)	(1,588,626)	(13,209,648)
Net increase (decrease) in share activity	(2,822,994)	$(25,266,287)	(4,039,449)	$(34,062,744)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Global Real Estate Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Global Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Global Real Estate Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Global Real Estate Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	35.07%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	49.55%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
16
Invesco Global Real Estate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco Global Real Estate Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
GRE-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Government Money Market Fund
Nasdaq:
Invesco Cash Reserve: AIMXX ■ A: ADAXX ■ AX: ACZXX ■ C: ACNXX ■ CX: ACXXX
■ R: AIRXX ■ Y: AIYXX ■ Investor: INAXX ■ R6: INVXX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-20.69%
Federal Farm Credit Bank (FFCB)-13.96%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$10,000	$10,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/28/2025	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	06/27/2025	12,000	12,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	07/21/2025	5,000	5,001,272
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	11/26/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	6,500	6,500,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	12/12/2025	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/30/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	02/02/2026	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	02/12/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	03/04/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/26/2026	15,000	15,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.10%)(a)	4.43%	04/01/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	04/09/2026	17,000	17,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/14/2026	102,000	102,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/18/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	07/01/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.42%	08/07/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/28/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	45,000	45,008,682
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/25/2026	99,000	99,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/01/2026	11,000	11,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/18/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	20,500	20,500,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/14/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	4,000	4,000,000
				837,009,954
Federal Home Loan Bank (FHLB)-6.72%
Federal Home Loan Bank(b)	4.27%	05/02/2025	35,000	34,742,614
Federal Home Loan Bank (SOFR)(a)	4.36%	06/02/2025	250,000	250,000,000
Federal Home Loan Bank(b)	4.26%	06/16/2025	35,000	34,569,325
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	07/24/2025	12,000	12,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	12,000	12,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/20/2025	30,000	30,015,584
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	15,000	15,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	03/12/2026	5,000	5,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	$10,000	$10,000,000
				403,327,523
U.S. International Development Finance Corp. (DFC)-0.01%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	500	500,000
Total U.S. Government Sponsored Agency Securities (Cost $1,240,837,477)				1,240,837,477
U.S. Treasury Securities-6.86%
U.S. Treasury Bills-3.86%(b)
U.S. Treasury Bills	4.31%	04/03/2025	5,000	4,980,681
U.S. Treasury Bills	4.40%	04/10/2025	25,000	24,880,417
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	90,000	89,465,623
U.S. Treasury Bills	5.02%	07/10/2025	25,000	24,565,608
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	55,000	53,675,182
U.S. Treasury Bills	4.28%	10/30/2025	10,000	9,723,250
U.S. Treasury Bills	4.38%	11/28/2025	25,000	24,208,555
				231,499,316
U.S. Treasury Floating Rate Notes-3.00%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	25,000	24,999,879
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	4.36%	07/31/2025	120,000	119,974,312
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	10/31/2025	25,000	25,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.48%	01/31/2026	10,000	10,003,785
				179,977,976
Total U.S. Treasury Securities (Cost $411,477,292)				411,477,292
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.34%
Federal Home Loan Mortgage Corp. (FHLMC)-2.17%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	4.46%	02/09/2026	60,000	60,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	40,000	40,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/16/2026	20,000	20,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	10,000	10,000,000
				130,000,000
Federal National Mortgage Association (FNMA)-1.17%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	25,000	25,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	23,000	23,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	6,000	6,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	16,000	16,000,000
				70,000,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $200,000,000)				200,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-30.89% (Cost $1,852,314,769)				1,852,314,769
			Repurchase Amount
Repurchase Agreements-68.61%(d)
Bank of Nova Scotia, joint agreement dated 02/28/2025, aggregate maturing value of $1,200,437,000 (collateralized by agency mortgage-backed securities valued at $1,224,000,001; 2.50% - 6.50%; 05/01/2028 - 02/01/2055)	4.37%	03/03/2025	250,091,042	250,000,000
BMO Capital Markets Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,003,383,333 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,020,000,080; 0.00% - 7.00%; 03/06/2025 - 02/20/2065) (Canada)(e)	4.35%	03/10/2025	90,304,500	90,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070) (Canada)(e)	4.38%	04/04/2025	$80,340,667	$80,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(e)(f)	4.44%	03/03/2025	50,018,500	50,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by agency mortgage-backed securities valued at $2,040,000,000; 0.13% - 9.00%; 07/01/2026 - 11/20/2064)(e)(f)	4.45%	03/03/2025	175,064,896	175,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(e)(f)	4.46%	03/03/2025	180,066,900	180,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(e)	4.36%	03/06/2025	250,211,944	250,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	300,253,750	300,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	50,288,000	50,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	275,099,917	275,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	300,109,000	300,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(g)	4.34%	03/05/2025	45,005,425	45,000,000
ING Financial Markets, LLC, joint term agreement dated 01/30/2025, aggregate maturing value of $251,476,806 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 03/01/2054)	4.34%	03/20/2025	10,059,072	10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by a U.S. Treasury obligation and agency mortgage-backed securities valued at $1,020,000,001; 0.00% - 8.00%; 09/15/2025 - 06/16/2063)(h)	4.40%	03/03/2025	40,136,367	40,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	25,021,732	25,000,537
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	145,985,592	145,862,500
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	100,036,250	100,000,000
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	290,105,608	290,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	80,029,133	80,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(e)	5.16%	05/30/2025	204,810,450	195,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	$75,063,000	$75,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $750,632,917 (collateralized by agency mortgage-backed securities valued at $765,000,950; 2.00% - 6.00%; 07/01/2050 - 02/01/2055)(e)	4.34%	03/05/2025	80,067,511	80,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	100,084,389	100,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	290,105,608	290,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage-backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	228,883,321	228,800,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $500,181,667 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0.38% - 6.13%; 11/30/2025 - 05/31/2029)	4.36%	03/03/2025	150,054,500	150,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2025, aggregate maturing value of $913,267,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $918,000,801; 0.00% - 7.00%; 03/07/2025 - 09/01/2057)	4.35%	05/05/2025	86,253,042	85,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/15/2025, aggregate maturing value of $2,208,816,500 (collateralized by agency mortgage-backed securities valued at $2,228,700,000; 1.00% - 7.50%; 07/01/2025 - 01/01/2059)	4.36%	04/15/2025	176,907,500	175,000,000
Total Repurchase Agreements (Cost $4,114,663,037)				4,114,663,037
TOTAL INVESTMENTS IN SECURITIES(i)-99.50% (Cost $5,966,977,806)				5,966,977,806
OTHER ASSETS LESS LIABILITIES-0.50%				30,028,585
NET ASSETS-100.00%				$5,997,006,391
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Government Money Market Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$1,852,314,769
Repurchase agreements, at value and cost	4,114,663,037
Cash	120,203
Receivable for:
Fund shares sold	28,997,626
Interest	24,646,351
Investment for trustee deferred compensation and retirement plans	334,662
Other assets	15,047
Total assets	6,021,091,695
Liabilities:
Payable for:
Fund shares reacquired	19,174,807
Dividends	1,609,451
Accrued fees to affiliates	2,905,008
Accrued trustees’ and officers’ fees and benefits	4,432
Accrued operating expenses	35,101
Trustee deferred compensation and retirement plans	356,505
Total liabilities	24,085,304
Net assets applicable to shares outstanding	$5,997,006,391
Net assets consist of:
Shares of beneficial interest	$5,997,678,707
Distributable earnings (loss)	(672,316)
$5,997,006,391
Net Assets:
Invesco Cash Reserve	$4,707,414,988
Class A	$323,519,193
Class AX	$59,979,257
Class C	$116,223,971
Class CX	$156,112
Class R	$198,838,165
Class Y	$395,791,851
Investor Class	$184,499,555
Class R6	$10,583,299
Shares outstanding, no par value, unlimited number of shares authorized:
Invesco Cash Reserve	4,707,871,454
Class A	323,553,734
Class AX	59,985,863
Class C	116,236,993
Class CX	156,129
Class R	198,859,502
Class Y	395,834,055
Investor Class	184,520,070
Class R6	10,584,034
Net asset value and offering price per share for each class	$1.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Government Money Market Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$287,596,748
Expenses:
Advisory fees	8,529,263
Administrative services fees	2,501,953
Custodian fees	55,337
Distribution fees:
Invesco Cash Reserve	6,620,310
Class A	640,547
Class AX	90,484
Class C	916,421
Class CX	1,501
Class R	768,473
Transfer agent fees - Invesco Cash Reserve, A, AX, C, CX, R, Y and Investor	6,378,635
Transfer agent fees - R6	2,294
Trustees’ and officers’ fees and benefits	97,467
Registration and filing fees	477,915
Reports to shareholders	255,122
Professional services fees	112,398
Other	93,183
Total expenses	27,541,303
Less: Expense offset arrangement(s)	(156,274)
Net expenses	27,385,029
Net investment income	260,211,719
Net realized gain from unaffiliated investment securities	195,306
Net increase in net assets resulting from operations	$260,407,025
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Government Money Market Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$260,211,719	$234,773,443
Net realized gain	195,306	274,398
Net increase in net assets resulting from operations	260,407,025	235,047,841
Distributions to shareholders from distributable earnings:
Invesco Cash Reserve	(202,236,982)	(178,976,365)
Class A	(14,562,803)	(15,917,824)
Class AX	(2,772,916)	(2,979,321)
Class C	(4,893,901)	(5,597,390)
Class CX	(6,427)	(8,012)
Class R	(8,348,562)	(8,413,322)
Class Y	(18,184,208)	(13,366,996)
Investor Class	(8,850,790)	(9,339,949)
Class R6	(355,130)	(174,264)
Total distributions from distributable earnings	(260,211,719)	(234,773,443)
Share transactions-net:
Invesco Cash Reserve	569,585,500	1,008,171,927
Class A	(9,368,402)	(13,875,022)
Class AX	(1,412,387)	(2,650,226)
Class C	(11,942,194)	(17,644,652)
Class CX	(24,383)	(41,560)
Class R	8,808,629	9,107,481
Class Y	56,832,312	138,075,962
Investor Class	(1,626,852)	40,132,422
Class R6	7,269,697	3,045,994
Net increase in net assets resulting from share transactions	618,121,920	1,164,322,326
Net increase in net assets	618,317,226	1,164,596,724
Net assets:
Beginning of year	5,378,689,165	4,214,092,441
End of year	$5,997,006,391	$5,378,689,165
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Government Money Market Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets
Invesco Cash Reserve
Year ended 02/28/25	$1.00	$0.05	$0.00	$0.05	$(0.05)	$1.00	4.69%	$4,707,415	0.47%	0.47%	4.59%
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.89	4,137,681	0.48	0.48	4.80
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.99	3,129,323	0.45	0.47	2.07
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	2,390,850	0.07	0.51	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	2,699,457	0.23	0.50	0.05
Class A
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.64	323,519	0.52	0.52	4.54
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.84	332,871	0.53	0.53	4.75
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.95	346,709	0.50	0.52	2.02
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	340,937	0.07	0.56	0.01
Period ended 02/28/21(d)	1.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	401,229	0.20 (e)	0.54 (e)	0.08 (e)
Class AX
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.69	59,979	0.47	0.47	4.59
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.89	61,389	0.48	0.48	4.80
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.99	64,032	0.45	0.47	2.07
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	70,035	0.07	0.51	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	74,001	0.23	0.50	0.05
Class C
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.07	116,224	1.07	1.07	3.99
Year ended 02/29/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.26	128,160	1.08	1.08	4.20
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.53	145,787	0.92	1.07	1.60
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	122,057	0.07	1.11	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.02	144,331	0.23	1.11	0.05
Class CX
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	1.00	3.91	156	1.22	1.22	3.84
Year ended 02/29/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.11	180	1.23	1.23	4.05
Year ended 02/28/23	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.42	222	1.01	1.22	1.51
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	244	0.07	1.26	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.02	369	0.29	1.25	(0.01)
Class R
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.43	198,838	0.72	0.72	4.34
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.63	190,022	0.73	0.73	4.55
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.78	180,897	0.66	0.72	1.86
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	159,912	0.07	0.76	0.01
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	183,057	0.22	0.74	0.06
Class Y
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.85	395,792	0.32	0.32	4.74
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.05	338,954	0.33	0.33	4.95
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.14	200,876	0.31	0.32	2.21
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	67,999	0.07	0.36	0.01
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	55,813	0.21	0.35	0.07
Investor Class
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.85	184,500	0.32	0.32	4.74
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.05	186,118	0.33	0.33	4.95
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.14	145,977	0.31	0.32	2.21
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	120,491	0.07	0.36	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.08	114,665	0.21	0.35	0.07
Class R6
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.93	10,583	0.24	0.24	4.82
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.14	3,314	0.24	0.24	5.04
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.21	268	0.18	0.18	2.34
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	126	0.07	0.27	0.01
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	127	0.18	0.31	0.10

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	Commencement date of May 15, 2020.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Government Money Market Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Government Money Market Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of nine different classes of shares: Invesco Cash Reserve, Class A , Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6. Class A, Class AX and Class CX shares are closed to new investors. Class Y and Investor Class shares are available only to certain investors. Class C and Class CX shares are sold with a contingent deferred sales charges (“CDSC”). Invesco Cash Reserve, Class A, Class AX, Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Invesco Cash Reserve shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
10
Invesco Government Money Market Fund

(“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Invesco Cash Reserve, Class A, Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6 shares to 1.40%, 1.45%, 1.40%, 2.00%, 2.15%, 1.65%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Invesco Cash Reserve, Class A, Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve, Class A, Class AX, Class C, Class CX and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Invesco Cash Reserve shares, 0.75% of the Fund’s average daily net assets of Class C shares and 0.40% of the Fund’s average daily net assets of Class R shares. The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.20% of the Fund’s average daily net assets of Class A shares, up to a maximum annual rate of 0.15% of the Fund’s average daily net assets of Class AX shares and up to a maximum annual rate of 0.90% of the average daily net assets of Class CX shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Expenses under this agreement are shown as Distribution fees in the Statement of Operations.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $35,863, $495, $6,539 and $11 from Invesco Cash Reserve, Class A, Class C and Class CX shares, respectively, for CDSC imposed on redemptions by shareholders.
11
Invesco Government Money Market Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $156,274.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$260,211,719	$234,773,443

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$21,573
Temporary book/tax differences	(249,238)
Capital loss carryforward	(444,651)
Shares of beneficial interest	5,997,678,707
Total net assets	$5,997,006,391
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
12
Invesco Government Money Market Fund

The Fund has a capital loss carryforward as of February 28, 2025 as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$444,651	$-	$444,651

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Share Information
	Summary of Share Activity
	Years ended February 28,
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve	4,281,529,245	$4,281,529,245	7,606,506,452	$7,606,506,452
Class A	136,238,051	136,238,051	214,075,610	214,075,610
Class AX	8,022,853	8,022,853	13,853,294	13,853,294
Class C	59,061,315	59,061,315	83,396,831	83,396,831
Class CX	11,252	11,252	24,424	24,424
Class R	94,588,143	94,588,143	104,536,503	104,536,503
Class Y	397,453,367	397,453,367	784,200,605	784,200,605
Investor Class	117,841,142	117,841,142	321,067,407	321,067,407
Class R6	13,273,281	13,273,281	25,281,798	25,281,798
Issued as reinvestment of dividends:
Invesco Cash Reserve	184,060,664	184,060,664	159,639,358	159,639,358
Class A	12,927,285	12,927,285	14,560,491	14,560,491
Class AX	2,663,731	2,663,731	2,876,888	2,876,888
Class C	4,662,354	4,662,354	5,279,931	5,279,931
Class CX	6,401	6,401	7,896	7,896
Class R	8,245,843	8,245,843	8,303,018	8,303,018
Class Y	12,568,310	12,568,310	9,420,016	9,420,016
Investor Class	8,193,092	8,193,092	8,825,307	8,825,307
Class R6	348,287	348,287	154,162	154,162
Automatic Conversion of Class C and CX shares to Invesco Cash Reserve shares:
Invesco Cash Reserve	11,247,947	11,247,947	9,921,733	9,921,733
Class C	(11,226,436)	(11,226,436)	(9,903,115)	(9,903,115)
Class CX	(21,511)	(21,511)	(18,618)	(18,618)
Reacquired:
Invesco Cash Reserve	(3,907,252,356)	(3,907,252,356)	(6,767,895,616)	(6,767,895,616)
Class A	(158,533,738)	(158,533,738)	(242,511,123)	(242,511,123)
Class AX	(12,098,971)	(12,098,971)	(19,380,408)	(19,380,408)
Class C	(64,439,427)	(64,439,427)	(96,418,299)	(96,418,299)
Class CX	(20,525)	(20,525)	(55,262)	(55,262)
Class R	(94,025,357)	(94,025,357)	(103,732,040)	(103,732,040)
Class Y	(353,189,365)	(353,189,365)	(655,544,659)	(655,544,659)
Investor Class	(127,661,086)	(127,661,086)	(289,760,292)	(289,760,292)
Class R6	(6,351,871)	(6,351,871)	(22,389,966)	(22,389,966)
Net increase in share activity	618,121,920	$618,121,920	1,164,322,326	$1,164,322,326

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Government Money Market Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Government Money Market Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Government Money Market Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Business Income*	0.00%
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
Business Interest Income*	100.00%
U.S. Treasury Obligations*	15.40%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Government Money Market Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Government Money Market Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
GMKT-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco High Yield Fund
Nasdaq:
A: AMHYX ■ C: AHYCX ■ Y: AHHYX ■ Investor: HYINX ■ R5: AHIYX ■ R6: HYIFX

2	Schedule of Investments
11	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
25	Report of Independent Registered Public Accounting Firm
26	Tax Information
27	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–85.34%
Aerospace & Defense–0.48%
TransDigm, Inc., 6.38%, 03/01/2029(b)	$5,663,000	$5,744,707
Alternative Carriers–0.30%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	316,000	262,408
4.13%, 04/15/2029(b)	321,000	293,738
5.38%, 06/15/2029(b)	177,000	147,990
4.13%, 04/15/2030(b)	320,000	288,327
Series P, 7.60%, 09/15/2039	313,000	252,090
Series U, 7.65%, 03/15/2042	278,000	228,608
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027(b)	1,300,000	1,227,681
6.13%, 03/01/2028(b)	920,000	819,027
		3,519,869
Apparel Retail–0.48%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	6,318,000	5,755,814
Application Software–1.21%
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	3,378,000	3,455,120
8.25%, 06/30/2032(b)	5,023,000	5,213,462
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	1,954,000	1,946,973
6.50%, 06/01/2032(b)	3,718,000	3,806,782
		14,422,337
Automobile Manufacturers–1.99%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	19,617,000	17,647,301
Nissan Motor Co. Ltd. (Japan), 4.81%, 09/17/2030(b)	6,190,000	5,960,201
		23,607,502
Automotive Parts & Equipment–3.31%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	3,376,000	3,457,159
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	5,687,000	6,025,126
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	12,775,000	12,042,411
PHINIA, Inc.,
6.75%, 04/15/2029(b)	8,777,000	9,002,420
6.63%, 10/15/2032(b)	2,867,000	2,885,529
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	3,556,000	3,594,721
7.13%, 04/14/2030(b)	2,391,000	2,395,255
		39,402,621
Automotive Retail–3.44%
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	7,743,146	8,808,897
Principal Amount		Value
Automotive Retail–(continued)
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	$5,428,000	$5,538,791
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	8,418,000	8,891,706
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	12,848,000	11,865,761
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	5,559,000	5,808,627
		40,913,782
Broadcasting–0.60%
Gray Media, Inc.,
4.75%, 10/15/2030(b)	1,062,000	626,618
5.38%, 11/15/2031(b)	1,104,000	642,154
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	2,319,000	2,325,419
7.38%, 06/30/2030(b)	1,830,000	1,789,390
8.50%, 07/31/2031(b)	1,765,000	1,760,977
		7,144,558
Broadline Retail–0.73%
Kohl’s Corp., 4.63%, 05/01/2031	3,720,000	2,904,439
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	5,225,000	5,749,439
		8,653,878
Building Products–0.05%
Park River Holdings, Inc., 6.75%, 08/01/2029(b)	649,000	564,207
Cable & Satellite–3.72%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	2,300,000	1,806,474
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	3,149,000	3,064,945
4.75%, 02/01/2032(b)	6,117,000	5,501,601
4.50%, 05/01/2032	6,771,000	5,970,330
4.25%, 01/15/2034(b)	3,730,000	3,129,283
CSC Holdings LLC,
11.75%, 01/31/2029(b)	1,628,000	1,590,607
6.50%, 02/01/2029(b)	1,538,000	1,285,922
5.75%, 01/15/2030(b)	2,346,000	1,351,226
4.13%, 12/01/2030(b)	1,000,000	735,903
4.63%, 12/01/2030(b)	2,146,000	1,141,091
4.50%, 11/15/2031(b)	3,347,000	2,455,946
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	2,979,000	2,925,998
DISH DBS Corp.,
5.75%, 12/01/2028(b)	2,014,000	1,790,288
5.13%, 06/01/2029	1,717,000	1,160,204
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(c)	9,234,000	8,655,776
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,766,000	1,691,765
		44,257,359
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco High Yield Fund

Principal Amount		Value
Casinos & Gaming–3.00%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	$13,110,000	$12,202,031
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	12,871,000	11,790,894
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	10,727,000	11,648,471
		35,641,396
Commodity Chemicals–0.62%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	6,072,000	5,631,280
Olin Corp., 6.63%, 04/01/2033(b)	1,791,000	1,791,896
		7,423,176
Communications Equipment–0.35%
CommScope LLC,
8.25%, 03/01/2027(b)	1,204,000	1,186,870
9.50%, 12/15/2031(b)	2,825,000	2,943,721
		4,130,591
Construction Machinery & Heavy Transportation Equipment– 0.48%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	5,575,000	5,694,394
Construction Materials–0.25%
Quikrete Holdings, Inc., 6.75%, 03/01/2033(b)	2,956,000	3,002,867
Consumer Finance–1.72%
FirstCash, Inc., 6.88%, 03/01/2032(b)	8,502,000	8,699,263
Navient Corp.,
5.00%, 03/15/2027	3,550,000	3,496,922
9.38%, 07/25/2030	2,086,000	2,277,485
OneMain Finance Corp.,
4.00%, 09/15/2030	3,553,000	3,199,808
7.13%, 11/15/2031	2,655,000	2,733,042
		20,406,520
Copper–0.49%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	5,600,000	5,842,866
Diversified Banks–0.53%
Citigroup, Inc., Series CC, 7.13%(d)(e)	5,668,000	5,801,578
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	509,000	553,195
		6,354,773
Diversified Capital Markets–1.00%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(b)	6,210,000	6,319,154
9.00%, 06/15/2030	5,628,000	5,533,713
		11,852,867
Diversified Chemicals–0.24%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	2,675,000	2,810,221
Principal Amount		Value
Diversified Financial Services–4.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	$11,240,000	$11,588,940
Freedom Mortgage Holdings LLC,
9.25%, 02/01/2029(b)	1,077,000	1,125,082
9.13%, 05/15/2031(b)	1,115,000	1,159,874
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	8,476,000	8,676,127
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	3,006,000	3,120,718
6.13%, 11/01/2032(b)	8,501,000	8,540,027
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	5,583,000	5,755,989
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	8,175,000	8,494,798
		48,461,555
Diversified REITs–0.76%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	3,697,000	3,471,165
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	1,290,000	1,161,383
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	2,998,000	3,203,016
6.50%, 02/15/2029(b)	1,268,000	1,179,500
		9,015,064
Diversified Support Services–0.94%
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	5,066,000	5,337,528
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	6,263,000	5,788,176
		11,125,704
Electric Utilities–2.42%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(d)	5,975,000	5,985,241
Duke Energy Corp., 6.45%, 09/01/2054(d)	5,600,000	5,664,685
Entergy Corp., 7.13%, 12/01/2054(d)	5,615,000	5,750,546
Vistra Operations Co. LLC,
7.75%, 10/15/2031(b)	6,374,000	6,734,896
6.88%, 04/15/2032(b)	4,510,000	4,657,436
		28,792,804
Electrical Components & Equipment–0.49%
EnerSys, 6.63%, 01/15/2032(b)	5,605,000	5,776,334
Electronic Components–0.49%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	2,810,000	2,490,485
6.63%, 07/15/2032(b)	3,300,000	3,358,499
		5,848,984
Electronic Manufacturing Services–0.74%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	8,654,000	8,765,827
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco High Yield Fund

Principal Amount		Value
Environmental & Facilities Services–0.72%
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	$2,976,000	$2,825,879
3.50%, 09/01/2028(b)	4,526,000	4,261,349
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	1,484,000	1,520,723
		8,607,951
Fertilizers & Agricultural Chemicals–0.09%
Consolidated Energy Finance S.A. (Switzerland),
6.50%, 05/15/2026(b)	700,000	684,711
12.00%, 02/15/2031(b)	350,000	356,612
		1,041,323
Gold–0.74%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	8,778,000	8,861,979
Health Care Facilities–1.20%
Select Medical Corp., 6.25%, 12/01/2032(b)	5,590,000	5,566,165
Tenet Healthcare Corp.,
4.25%, 06/01/2029	6,796,000	6,419,279
6.75%, 05/15/2031	2,275,000	2,322,766
		14,308,210
Health Care REITs–0.76%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	9,494,000	9,070,680
Health Care Services–1.90%
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	1,146,000	1,139,485
6.88%, 04/15/2029(b)	3,700,000	2,583,895
5.25%, 05/15/2030(b)	4,517,000	3,832,637
4.75%, 02/15/2031(b)	4,266,000	3,468,699
CVS Health Corp.,
6.75%, 12/10/2054(d)	2,835,000	2,841,921
7.00%, 03/10/2055(d)	2,835,000	2,867,699
DaVita, Inc., 6.88%, 09/01/2032(b)	5,712,000	5,806,596
		22,540,932
Health Care Technology–0.26%
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030(b)	2,462,000	1,817,091
5% PIK Rate, 6.5% Cash Rate, 12/31/2030(b)(c)	1,396,000	1,268,050
		3,085,141
Home Improvement Retail–0.05%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	597,000	550,017
Hotel & Resort REITs–2.22%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	5,711,000	5,788,883
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	6,030,000	5,541,704
Service Properties Trust,
4.95%, 10/01/2029	2,586,000	2,169,858
4.38%, 02/15/2030	15,936,000	12,895,606
		26,396,051
Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.74%
Carnival Corp.,
5.75%, 03/15/2030(b)	$2,859,000	$2,869,156
6.13%, 02/15/2033(b)	5,893,000	5,938,392
		8,807,548
Household Products–0.24%
Kronos Acquisition Holdings, Inc. (Canada),
8.25%, 06/30/2031(b)	2,415,000	2,269,098
10.75%, 06/30/2032(b)	660,000	567,078
		2,836,176
Housewares & Specialties–0.49%
Newell Brands, Inc., 6.63%, 05/15/2032	5,853,000	5,836,140
Independent Power Producers & Energy Traders–1.25%
Vistra Corp.,
8.00%(b)(d)(e)	3,285,000	3,381,579
Series C, 8.88%(b)(d)(e)	10,703,000	11,490,773
		14,872,352
Industrial Machinery & Supplies & Components–1.16%
ESAB Corp., 6.25%, 04/15/2029(b)	5,677,000	5,774,997
GrafTech Finance, Inc., 4.63%, 12/23/2029(b)	3,262,000	2,267,775
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	6,021,000	5,730,716
		13,773,488
Insurance Brokers–1.68%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	5,737,000	5,852,543
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	550,000	567,007
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	550,000	571,787
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	1,150,000	1,171,905
HUB International Ltd., 7.38%, 01/31/2032(b)	5,686,000	5,838,999
USI, Inc., 7.50%, 01/15/2032(b)	5,724,000	5,993,114
		19,995,355
Integrated Telecommunication Services–3.51%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	1,445,000	445,694
Altice France S.A. (France),
5.50%, 01/15/2028(b)	5,092,000	4,103,214
5.50%, 10/15/2029(b)	5,000,000	3,910,771
Iliad Holding S.A.S. (France),
8.50%, 04/15/2031(b)	5,639,000	6,010,568
7.00%, 04/15/2032(b)	2,632,000	2,661,060
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco High Yield Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	$316,000	$247,989
4.88%, 06/15/2029(b)	1,298,000	1,129,260
3.75%, 07/15/2029(b)	538,000	416,950
4.50%, 04/01/2030(b)	1,836,000	1,523,880
3.88%, 10/15/2030(b)	718,000	565,590
4.00%, 04/15/2031(b)	492,000	384,990
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	3,061,000	3,042,179
7.72%, 06/04/2038	8,272,000	8,573,564
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	2,825,000	2,922,844
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	5,503,000	5,857,063
		41,795,616
Investment Banking & Brokerage–0.46%
Goldman Sachs Group, Inc. (The), Series X, 7.50%(d)(e)	5,184,000	5,445,185
Leisure Facilities–0.46%
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.63%, 05/01/2032(b)	5,295,000	5,427,957
Leisure Products–0.96%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	11,162,000	11,470,953
Life & Health Insurance–0.49%
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	5,694,000	5,816,067
Marine Transportation–1.91%
NCL Corp. Ltd.,
8.13%, 01/15/2029(b)	2,548,000	2,704,480
6.25%, 03/01/2030(b)	5,594,000	5,623,766
6.75%, 02/01/2032(b)	8,748,000	8,947,813
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	4,548,000	4,626,308
7.63%, 02/15/2031(b)	781,000	808,939
		22,711,306
Metal, Glass & Plastic Containers–0.74%
OI European Group B.V., 4.75%, 02/15/2030(b)	6,380,000	5,875,040
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	3,006,000	2,959,123
		8,834,163
Movies & Entertainment–1.00%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	3,464,000	2,930,479
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	9,742,000	8,946,733
		11,877,212
Multi-line Insurance–0.48%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	5,569,000	5,752,716
Principal Amount		Value
Multi-Utilities–0.47%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	$5,655,000	$5,621,783
Office REITs–0.46%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	5,682,000	5,518,150
Oil & Gas Drilling–2.37%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	5,756,000	5,840,999
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	8,073,000	8,487,669
Transocean, Inc.,
8.75%, 02/15/2030(b)	1,231,200	1,285,938
8.50%, 05/15/2031(b)	7,390,000	7,302,404
Valaris Ltd., 8.38%, 04/30/2030(b)	5,250,000	5,322,224
		28,239,234
Oil & Gas Exploration & Production–1.89%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	8,351,000	8,614,389
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	5,746,000	5,653,454
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 02/01/2031(b)	1,857,000	1,771,111
6.25%, 04/15/2032(b)	2,348,000	2,246,782
7.25%, 02/15/2035(b)	4,286,000	4,216,951
		22,502,687
Oil & Gas Storage & Transportation–5.30%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	5,550,000	5,673,704
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 01/15/2029	1,130,000	1,166,207
8.88%, 04/15/2030	2,403,000	2,497,176
7.88%, 05/15/2032	6,897,000	6,944,079
8.00%, 05/15/2033	4,164,000	4,208,701
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	5,282,000	5,507,314
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	3,688,000	3,758,318
8.38%, 02/15/2032(b)	4,941,000	5,023,268
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	5,011,000	5,197,324
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	5,480,000	5,604,396
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)	6,165,000	6,746,398
9.00%(b)(d)(e)	10,466,000	10,652,382
		62,979,267
Other Specialized REITs–0.44%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	5,646,000	5,240,885
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco High Yield Fund

Principal Amount		Value
Other Specialty Retail–0.96%
Bath & Body Works, Inc., 6.75%, 07/01/2036	$5,443,000	$5,563,938
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	6,711,000	5,819,202
		11,383,140
Passenger Airlines–1.97%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	23,494,000	23,380,161
Pharmaceuticals–1.55%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	1,830,000	1,822,406
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	2,893,000	2,887,662
9.00%, 12/15/2025(b)	5,932,000	5,907,560
5.75%, 08/15/2027(b)	3,280,000	3,123,052
4.88%, 06/01/2028(b)	1,446,000	1,255,728
5.00%, 02/15/2029(b)	948,000	664,543
6.25%, 02/15/2029(b)	1,058,000	763,083
5.25%, 01/30/2030(b)	2,089,000	1,350,716
5.25%, 02/15/2031(b)	1,065,000	659,342
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(g)	3,499,000	0
		18,434,092
Reinsurance–0.48%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	5,815,000	5,654,427
Renewable Electricity–0.47%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	5,585,000	5,541,521
Research & Consulting Services–1.02%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	12,408,000	12,137,793
Single-Family Residential REITs–0.50%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	5,917,000	5,934,757
Specialized Consumer Services–1.48%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	19,010,000	17,594,510
Specialized Finance–1.29%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	838,000	824,383
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	5,269,000	5,634,463
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	8,642,000	8,847,213
		15,306,059
Specialty Chemicals–0.53%
Celanese US Holdings LLC, 6.95%, 11/15/2033	5,909,000	6,321,488
Principal Amount		Value
Steel–0.49%
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(b)	$4,451,000	$4,475,458
6.25%, 10/01/2040	1,517,000	1,320,411
		5,795,869
Technology Hardware, Storage & Peripherals–0.49%
Seagate HDD Cayman, 9.63%, 12/01/2032	5,106,000	5,796,314
Trading Companies & Distributors–2.95%
Air Lease Corp.,
Series B, 4.65%(d)(e)	8,860,000	8,719,120
Series C, 4.13%(d)(e)	2,996,000	2,880,649
Series D, 6.00%(d)(e)	3,134,000	3,080,917
Aircastle Ltd., 5.25%(b)(d)(e)	15,057,000	14,849,957
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	5,758,000	5,581,872
		35,112,515
Transaction & Payment Processing Services–0.50%
WEX, Inc., 6.50%, 03/15/2033(b)	5,891,000	5,905,144
Wireless Telecommunication Services–1.31%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	7,825,000	6,867,625
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	9,691,000	8,722,273
		15,589,898
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,005,347,111)		1,014,636,789
Variable Rate Senior Loan Interests–10.08%(h)(i)
Advertising–0.48%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.44% (1 mo. Term SOFR + 4.00%), 08/23/2028	5,735,863	5,748,654
Aerospace & Defense–0.50%
TransDigm, Inc., Term Loan L, 6.83% (3 mo. Term SOFR + 2.50%), 01/19/2032	5,927,725	5,939,699
Automotive Parts & Equipment–0.46%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 7.07% (1 mo. SOFR + 2.75%), 01/15/2032	5,465,000	5,462,732
Cable & Satellite–0.39%
CSC Holdings LLC,
Term Loan, 7.71% (1 mo. SOFR + 2.50%), 04/15/2027	2,381,201	2,250,092
Term Loan B, -%, 01/15/2028(j)	2,455,000	2,416,260
		4,666,352
Casinos & Gaming–0.49%
Scientific Games Holdings L.P., Term Loan B, 7.30% (3 mo. Term SOFR + 3.00%), 04/04/2029	5,881,454	5,887,365
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco High Yield Fund

	Principal Amount	Value
Commodity Chemicals–0.00%
Mativ Holdings, Inc., Term Loan B, 8.19% (1 mo. Term SOFR + 3.86%), 04/20/2028	$13,249	$13,224
Communications Equipment–0.50%
CommScope LLC, Term Loan B, 9.57% (1 mo. SOFR + 5.25%), 12/17/2029	5,766,551	5,904,400
Construction Materials–0.50%
Quikrete Holdings, Inc., Term Loan B, 6.56% (1 mo. SOFR + 2.25%), 02/15/2032	5,975,000	5,972,222
Forest Products–0.24%
Specialty Building Products Holdings, LLC (US Lumber), Term Loan B, 8.17% (1 mo. Term SOFR + 3.75%), 10/05/2028	2,820,000	2,803,263
Health Care Technology–0.50%
MPH Acquisition Holdings LLC, Term Loan, -% (3 mo. Term SOFR + 3.75%), 12/31/2030(j)	5,920,000	5,901,500
Integrated Telecommunication Services–0.37%
Level 3 Financing, Inc., Term Loan B-2, 10.88% (1 mo. Term SOFR + 0.00%), 04/15/2030	4,300,000	4,351,407
Internet Services & Infrastructure–0.50%
Arches Buyer, Inc., Term Loan B, -% (1 mo. Term SOFR + 3.25%), 12/06/2027(j)	6,030,000	5,934,847
Life Sciences Tools & Services–0.48%
Syneos Health, Inc., Term Loan, 8.33% (3 mo. SOFR + 4.00%), 09/27/2030	5,797,965	5,686,441
Metal, Glass & Plastic Containers–0.50%
Iris Holding, Inc. (Intertape), First Lien Term Loan, -%, 06/28/2028(j)	6,135,000	5,898,925
Oil & Gas Storage & Transportation–0.49%
Prairie Acquiror L.P., Term Loan B, 8.57% (1 mo. Term SOFR + 4.25%), 08/01/2029	5,712,395	5,775,231
Other Specialty Retail–0.98%
Petco Health & Wellness Co., Inc., First Lien Term loan, 7.84% (3 mo. Term SOFR + 3.25%), 03/02/2028	6,275,000	5,808,956
PetSmart LLC, Term Loan, 8.17% (1 mo. Term SOFR + 3.75%), 02/11/2028	5,894,729	5,881,023
		11,689,979
Pharmaceuticals–0.49%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan B, 8.32% (1 mo. Term SOFR + 4.00%), 04/23/2031	5,860,312	5,873,381
Principal Amount		Value
Real Estate Development–0.47%
Greystar Real Estate Partners LLC, Term Loan B, 7.05% (1 mo. Term SOFR + 2.75%), 08/21/2030	$5,624,027	$5,634,600
Real Estate Services–0.49%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, 7.57% (1 mo. Term SOFR + 3.25%), 01/31/2030	5,313,682	5,335,814
Term Loan B2, -%, 01/31/2030(g)(j)	500,000	500,000
		5,835,814
Systems Software–0.50%
Camelot US Acquisition LLC, Term Loan, 7.07% (1 mo. Term SOFR + 2.75%), 01/31/2031	5,974,878	5,903,180
Wireless Telecommunication Services–0.75%
X Corp.,
Term Loan B, -% (3 mo. Term SOFR + 6.50%), 10/27/2029(j)	3,525,000	3,519,642
9.50% (1 mo. Term SOFR + 6.50%), 10/27/2029	5,270,000	5,384,807
		8,904,449
Total Variable Rate Senior Loan Interests (Cost $119,711,476)		119,787,665
Shares
Exchange-Traded Funds–2.99%
iShares 0-5 Year High Yield Corporate Bond ETF (Cost $35,369,149)	820,000	35,489,600
Common Stocks & Other Equity Interests–0.43%
Advertising–0.01%
Clear Channel Outdoor Holdings, Inc.(k)	90,000	112,500
Alternative Carriers–0.02%
Lumen Technologies, Inc.(k)	43,000	202,960
Broadline Retail–0.00%
Americanas S.A. (Brazil)(k)	41,300	38,019
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(k)	13,766	9,610
		47,629
Cable & Satellite–0.02%
Altice USA, Inc., Class A(k)	80,000	228,800
Casinos & Gaming–0.07%
Caesars Entertainment, Inc. (Acquired 11/18/2024; Cost $369,901)(k)(l)	10,000	332,200
Codere New Topco S.A. (Luxembourg)(g)	19,135	456,543
Codere Online Luxembourg S.A. (Luxembourg)(g)	29	0
		788,743
Electrical Components & Equipment–0.03%
GrafTech International Ltd.(k)	350,000	409,500
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(k)(m)	28,014	19,172
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco High Yield Fund

Shares		Value
Food Retail–(continued)
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(k)(m)	1,495,460	$776
		19,948
Leisure Products–0.00%
HF Holdings, Inc.(g)	36,820	0
Metal, Glass & Plastic Containers–0.02%
Ardagh Metal Packaging S.A.	85,000	243,950
Movies & Entertainment–0.02%
Lions Gate Entertainment Corp., Class A(k)	25,000	249,250
Other Specialized REITs–0.02%
Uniti Group, Inc.	40,000	229,600
Other Specialty Retail–0.01%
Petco Health & Wellness Co., Inc.(k)	60,000	161,400
Pharmaceuticals–0.21%
Endo, Inc.(k)	85,952	2,438,931
Total Common Stocks & Other Equity Interests (Cost $12,457,065)		5,133,211
Money Market Funds–2.51%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(n)(o)	10,461,156	10,461,156
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.25%(n)(o)	19,427,352	$19,427,352
Total Money Market Funds (Cost $29,888,508)		29,888,508

Options Purchased–0.03%
(Cost $843,909)(p)		373,833
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.38% (Cost $1,203,617,218)		1,205,309,606
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.34%(n)(o)(q)	6,262	6,262
Invesco Private Prime Fund, 4.47%(n)(o)(q)	17,546	17,551
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,813)		23,813
TOTAL INVESTMENTS IN SECURITIES–101.38% (Cost $1,203,641,031)		1,205,333,419
OTHER ASSETS LESS LIABILITIES—(1.38)%		(16,383,813)
NET ASSETS–100.00%		$1,188,949,606
Investment Abbreviations:
ETF	– Exchange-Traded Fund
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco High Yield Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $828,176,129, which represented 69.66% of the Fund’s Net Assets.

(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(i)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(j)	This variable rate interest will settle after February 28, 2025, at which time the interest rate will be determined.
(k)	Non-income producing security.
(l)	Restricted security. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.
(m)	All or a portion of this security was out on loan at February 28, 2025.
(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2025.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,365,491	$233,144,976	$(237,049,311)	$-	$-	$10,461,156	$415,870
Invesco Liquid Assets Portfolio, Institutional Class	10,260,756	55,602,837	(65,862,694)	309	(1,208)	-	117,419
Invesco Treasury Portfolio, Institutional Class	16,417,704	382,673,212	(379,663,564)	-	-	19,427,352	655,342
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	112,095,193	(112,088,931)	-	-	6,262	134,583*
Invesco Private Prime Fund	-	217,767,995	(217,750,544)	-	100	17,551	379,924*
Total	$41,043,951	$1,001,284,213	$(1,012,415,044)	$309	$(1,108)	$29,912,321	$1,703,138

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(p)	The table below details options purchased.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Carnival Corp.	Call	06/20/2025	355	USD	27.00	USD	958,500	$49,878
Chewy, Inc.	Call	07/18/2025	225	USD	42.50	USD	956,250	66,487
Coinbase Global, Inc.	Call	08/15/2025	21	USD	310.00	USD	651,000	31,395
International Game Technology PLC	Call	07/18/2025	631	USD	20.00	USD	1,262,000	55,212
iShares China Large-Cap ETF	Call	06/20/2025	616	USD	36.00	USD	2,217,600	97,328
Norwegian Cruise Line Holdings Ltd.	Call	06/20/2025	300	USD	30.00	USD	900,000	13,200
Vistra Corp.	Call	07/18/2025	39	USD	190.00	USD	741,000	24,083
Wynn Resorts, Limited	Call	06/20/2025	100	USD	100.00	USD	1,000,000	36,250
Total Exchange-Traded Equity Options Purchased								$373,833

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco High Yield Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
04/30/2025	Citibank, N.A.	EUR	11,203,000	USD	11,727,987	$71,892

Abbreviations:
ETF	—Exchange-Traded Fund
EUR	—Euro
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco High Yield Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,173,728,710)*	$1,175,421,098
Investments in affiliated money market funds, at value (Cost $29,912,321)	29,912,321
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	71,892
Cash	116,239
Foreign currencies, at value (Cost $11,306,990)	11,173,242
Receivable for:
Investments sold	46,599,864
Fund shares sold	646,758
Dividends	99,419
Interest	17,450,339
Cash segregated as collateral	357,232
Investment for trustee deferred compensation and retirement plans	280,112
Other assets	78,550
Total assets	1,282,207,066
Liabilities:
Payable for:
Investments purchased	90,880,593
Dividends	933,893
Fund shares reacquired	615,080
Collateral upon return of securities loaned	23,813
Accrued fees to affiliates	370,518
Accrued trustees’ and officers’ fees and benefits	1,981
Accrued other operating expenses	102,134
Trustee deferred compensation and retirement plans	329,448
Total liabilities	93,257,460
Net assets applicable to shares outstanding	$1,188,949,606
Net assets consist of:
Shares of beneficial interest	$1,493,512,381
Distributable earnings (loss)	(304,562,775)
$1,188,949,606
Net Assets:
Class A	$593,629,681
Class C	$16,594,288
Class Y	$83,172,757
Investor Class	$56,842,792
Class R5	$16,670,839
Class R6	$422,039,249
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	166,350,879
Class C	4,658,162
Class Y	23,261,668
Investor Class	15,948,556
Class R5	4,684,265
Class R6	118,344,749
Class A:
Net asset value per share	$3.57
Maximum offering price per share (Net asset value of $3.57 ÷ 95.75%)	$3.73
Class C:
Net asset value and offering price per share	$3.56
Class Y:
Net asset value and offering price per share	$3.58
Investor Class:
Net asset value and offering price per share	$3.56
Class R5:
Net asset value and offering price per share	$3.56
Class R6:
Net asset value and offering price per share	$3.57

*	At February 28, 2025, security with a value of $8,208 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco High Yield Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$72,679,000
Dividends	1,391,419
Dividends from affiliated money market funds (includes net securities lending income of $43,641)	1,232,272
Total investment income	75,302,691
Expenses:
Advisory fees	5,544,513
Administrative services fees	148,363
Custodian fees	41,442
Distribution fees:
Class A	1,441,491
Class C	165,130
Investor Class	145,168
Transfer agent fees — A, C, Y and Investor	1,164,585
Transfer agent fees — R5	16,849
Transfer agent fees — R6	60,083
Trustees’ and officers’ fees and benefits	34,600
Registration and filing fees	133,769
Reports to shareholders	78,897
Professional services fees	76,710
Other	27,189
Total expenses	9,078,789
Less: Fees waived and/or expense offset arrangement(s)	(122,111)
Net expenses	8,956,678
Net investment income	66,346,013
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	8,742,723
Affiliated investment securities	(1,108)
Foreign currencies	124,763
Forward foreign currency contracts	1,020,648
Futures contracts	(99,588)
Option contracts written	51,534
Swap agreements	3,679,125
13,518,097
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	10,584,777
Affiliated investment securities	309
Foreign currencies	(142,566)
Forward foreign currency contracts	170,495
Option contracts written	(48,115)
Swap agreements	(1,581,774)
8,983,126
Net realized and unrealized gain	22,501,223
Net increase in net assets resulting from operations	$88,847,236
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco High Yield Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$66,346,013	$68,019,560
Net realized gain (loss)	13,518,097	(46,037,240)
Change in net unrealized appreciation	8,983,126	68,278,816
Net increase in net assets resulting from operations	88,847,236	90,261,136
Distributions to shareholders from distributable earnings:
Class A	(38,110,066)	(35,758,954)
Class C	(966,878)	(956,367)
Class Y	(5,358,682)	(3,392,607)
Investor Class	(3,839,942)	(3,696,509)
Class R5	(1,162,261)	(1,194,570)
Class R6	(20,205,577)	(23,777,880)
Total distributions from distributable earnings	(69,643,406)	(68,776,887)
Share transactions–net:
Class A	16,122,467	(1,167,925)
Class C	(609,269)	(393,802)
Class Y	13,573,857	24,009,738
Investor Class	(679,395)	(3,604,388)
Class R5	(83,738)	(2,880,331)
Class R6	57,790,836	280,681,514
Net increase in net assets resulting from share transactions	86,114,758	296,644,806
Net increase in net assets	105,318,588	318,129,055
Net assets:
Beginning of year	1,083,631,018	765,501,963
End of year	$1,188,949,606	$1,083,631,018
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco High Yield Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$3.49	$0.22	$0.09	$0.31	$(0.23)	$—	$(0.23)	$3.57	9.25%	$593,630	0.99%	1.00%	6.29%	172%
Year ended 02/29/24	3.43	0.22	0.06	0.28	(0.22)	—	(0.22)	3.49	8.54	565,075	1.03	1.03	6.45	148
Year ended 02/28/23	3.81	0.17	(0.38)	(0.21)	(0.17)	—	(0.17)	3.43	(5.36)	556,275	1.03	1.03	4.94	87
Year ended 02/28/22	3.97	0.15	(0.13)	0.02	(0.18)	—	(0.18)	3.81	0.36	640,948	1.03	1.03	3.90	88
Year ended 02/28/21	3.96	0.19	0.05	0.24	(0.22)	(0.01)	(0.23)	3.97	6.59	657,549	1.07	1.07	4.89	101
Class C
Year ended 02/28/25	3.49	0.20	0.08	0.28	(0.21)	—	(0.21)	3.56	8.14	16,594	1.74	1.75	5.54	172
Year ended 02/29/24	3.42	0.20	0.07	0.27	(0.20)	—	(0.20)	3.49	8.05	16,838	1.78	1.78	5.70	148
Year ended 02/28/23	3.80	0.15	(0.38)	(0.23)	(0.15)	—	(0.15)	3.42	(6.10)	16,924	1.78	1.78	4.19	87
Year ended 02/28/22	3.96	0.12	(0.13)	(0.01)	(0.15)	—	(0.15)	3.80	(0.40)	22,626	1.78	1.78	3.15	88
Year ended 02/28/21	3.95	0.16	0.05	0.21	(0.19)	(0.01)	(0.20)	3.96	5.79	26,860	1.82	1.82	4.14	101
Class Y
Year ended 02/28/25	3.50	0.23	0.09	0.32	(0.24)	—	(0.24)	3.58	9.51	83,173	0.74	0.75	6.54	172
Year ended 02/29/24	3.44	0.23	0.06	0.29	(0.23)	—	(0.23)	3.50	8.81	67,978	0.78	0.78	6.70	148
Year ended 02/28/23	3.82	0.18	(0.38)	(0.20)	(0.18)	—	(0.18)	3.44	(5.09)	42,874	0.78	0.78	5.19	87
Year ended 02/28/22	3.98	0.16	(0.13)	0.03	(0.19)	—	(0.19)	3.82	0.63	45,483	0.78	0.78	4.15	88
Year ended 02/28/21	3.97	0.19	0.06	0.25	(0.23)	(0.01)	(0.24)	3.98	6.85	51,180	0.82	0.82	5.14	101
Investor Class
Year ended 02/28/25	3.49	0.22	0.08	0.30	(0.23)	—	(0.23)	3.56	8.95	56,843	0.99	1.00	6.29	172
Year ended 02/29/24	3.43	0.22	0.06	0.28	(0.22)	—	(0.22)	3.49	8.54	56,267	1.03	1.03	6.45	148
Year ended 02/28/23	3.81	0.17	(0.38)	(0.21)	(0.17)	—	(0.17)	3.43	(5.37)	58,755	1.03	1.03	4.94	87
Year ended 02/28/22	3.97	0.15	(0.13)	0.02	(0.18)	—	(0.18)	3.81	0.36	68,375	1.03	1.03	3.90	88
Year ended 02/28/21	3.96	0.18	0.06	0.24	(0.22)	(0.01)	(0.23)	3.97	6.59	74,887	1.07	1.07	4.89	101
Class R5
Year ended 02/28/25	3.48	0.23	0.09	0.32	(0.24)	—	(0.24)	3.56	9.58	16,671	0.68	0.69	6.60	172
Year ended 02/29/24	3.42	0.23	0.06	0.29	(0.23)	—	(0.23)	3.48	8.87	16,389	0.71	0.71	6.77	148
Year ended 02/28/23	3.80	0.18	(0.37)	(0.19)	(0.19)	—	(0.19)	3.42	(5.08)	18,972	0.71	0.71	5.26	87
Year ended 02/28/22	3.96	0.17	(0.14)	0.03	(0.19)	—	(0.19)	3.80	0.67	27,997	0.72	0.72	4.21	88
Year ended 02/28/21	3.94	0.20	0.06	0.26	(0.23)	(0.01)	(0.24)	3.96	7.21	38,676	0.74	0.74	5.22	101
Class R6
Year ended 02/28/25	3.49	0.24	0.09	0.33	(0.25)	—	(0.25)	3.57	9.67	422,039	0.60	0.61	6.68	172
Year ended 02/29/24	3.43	0.23	0.07	0.30	(0.24)	—	(0.24)	3.49	8.95	361,083	0.64	0.64	6.84	148
Year ended 02/28/23	3.81	0.19	(0.38)	(0.19)	(0.19)	—	(0.19)	3.43	(5.00)	71,702	0.64	0.64	5.33	87
Year ended 02/28/22	3.97	0.17	(0.14)	0.03	(0.19)	—	(0.19)	3.81	0.75	80,390	0.64	0.64	4.29	88
Year ended 02/28/21	3.95	0.20	0.07	0.27	(0.24)	(0.01)	(0.25)	3.97	7.29	83,282	0.65	0.65	5.31	101

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco High Yield Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco High Yield Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
15
Invesco High Yield Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
16
Invesco High Yield Fund

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended February 28, 2025, the Fund paid the Adviser $2,183 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures
17
Invesco High Yield Fund

contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide
18
Invesco High Yield Fund

assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of February 28, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Q.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
R.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
S.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
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Invesco High Yield Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Effective July 1, 2024, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.550%
Next $500 million	0.500%
Next $4 billion	0.450%
Over $5 billion	0.430%
Prior to July 1, 2024, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.550%
Next $500 million	0.500%
Over $1 billion	0.450%
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.54%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended February 28, 2025, the Adviser waived advisory fees of $93,565.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $55,832 in front-end sales commissions from the sale of Class A shares and $9,510 and $226 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
20
Invesco High Yield Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,014,636,789	$0	$1,014,636,789
Variable Rate Senior Loan Interests	—	119,287,665	500,000	119,787,665
Exchange-Traded Funds	35,489,600	—	—	35,489,600
Common Stocks & Other Equity Interests	2,218,565	2,458,103	456,543	5,133,211
Money Market Funds	29,888,508	23,813	—	29,912,321
Options Purchased	373,833	—	—	373,833
Total Investments in Securities	67,970,506	1,136,406,370	956,543	1,205,333,419
Other Investments - Assets*
Forward Foreign Currency Contracts	—	71,892	—	71,892
Total Investments	$67,970,506	$1,136,478,262	$956,543	$1,205,405,311

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:
	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$71,892	$—	$71,892
Options purchased, at value — Exchange-Traded(a)	—	373,833	373,833
Total Derivative Assets	71,892	373,833	445,725
Derivatives not subject to master netting agreements	—	(373,833)	(373,833)
Total Derivative Assets subject to master netting agreements	$71,892	$—	$71,892

(a)	Options purchased, at value as reported in the Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2025.
	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$71,892	$71,892	$—	$—	$71,892
21
Invesco High Yield Fund

Effect of Derivative Investments for the year ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$1,020,648	$-	$-	$1,020,648
Futures contracts	-	-	-	(99,588)	(99,588)
Options purchased(a)	-	-	585,580	-	585,580
Options written	-	-	51,534	-	51,534
Swap agreements	3,679,125	-	-	-	3,679,125
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	170,495	-	-	170,495
Options purchased(a)	-	-	(144,993)	-	(144,993)
Options written	-	-	(48,115)	-	(48,115)
Swap agreements	(1,581,774)	-	-	-	(1,581,774)
Total	$2,097,351	$1,191,143	$444,006	$(99,588)	$3,632,912

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Equity Options Written	Swap Agreements
Average notional value	$32,596,052	$36,152,138	$9,420,800	$20,240,000	$32,692,727
Average contracts	—	—	2,121	46	—

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $28,546.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$69,643,406	$68,776,887

*	Includes short-term capital gain distributions, if any.

22
Invesco High Yield Fund

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$5,597,683
Net unrealized appreciation — investments	378,354
Net unrealized appreciation (depreciation) — foreign currencies	(143,949)
Temporary book/tax differences	(208,657)
Capital loss carryforward	(310,186,206)
Shares of beneficial interest	1,493,512,381
Total net assets	$1,188,949,606
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and amortization and accretion on debt securities .
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$53,719,370	$256,466,836	$310,186,206
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $1,813,306,085 and $1,726,655,725, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$14,750,891
Aggregate unrealized (depreciation) of investments	(14,372,537)
Net unrealized appreciation of investments	$378,354
Cost of investments for tax purposes is $1,205,026,957.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, amortization and accretion on debt securities and derivative instruments , on February 28, 2025, undistributed net investment income was increased by $4,356,282 and undistributed net realized gain (loss) was decreased by $4,356,282. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	52,136,619	$184,663,183	47,604,090	$164,033,306
Class C	1,275,294	4,513,963	1,669,494	5,735,103
Class Y	17,186,036	60,878,582	14,401,369	49,664,318
Investor Class	21,193,520	74,888,763	14,345,415	49,190,646
Class R5	1,045,906	3,689,234	896,031	3,059,705
Class R6	72,416,008	259,183,002	95,123,643	323,697,108
Issued as reinvestment of dividends:
Class A	8,192,015	29,027,555	7,782,131	26,817,376
Class C	203,368	719,098	195,459	672,336
Class Y	1,221,683	4,338,311	732,387	2,533,380
Investor Class	915,796	3,240,161	896,100	3,083,896
Class R5	327,843	1,157,911	347,076	1,190,369
Class R6	5,541,532	19,651,596	6,682,001	22,994,075
23
Invesco High Yield Fund

Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	702,126	$2,495,352	441,318	$1,517,831
Class C	(703,223)	(2,495,352)	(442,365)	(1,517,831)
Reacquired:
Class A	(56,500,450)	(200,063,623)	(56,205,236)	(193,536,438)
Class C	(948,395)	(3,346,978)	(1,536,464)	(5,283,410)
Class Y	(14,579,950)	(51,643,036)	(8,174,574)	(28,187,960)
Investor Class	(22,284,051)	(78,808,319)	(16,265,236)	(55,878,930)
Class R5	(1,397,653)	(4,930,883)	(2,086,902)	(7,130,405)
Class R6	(63,104,945)	(221,043,762)	(19,238,592)	(66,009,669)
Net increase in share activity	22,839,079	$86,114,758	87,167,145	$296,644,806

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 3% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
24
Invesco High Yield Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco High Yield Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent, agent banks, portfolio company investees, and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
25
Invesco High Yield Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	1.82%
Corporate Dividends Received Deduction*	1.64%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	92.26%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
26
Invesco High Yield Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
27
Invesco High Yield Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
HYI-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Income Fund
Nasdaq:
A: AGOVX ■ C: AGVCX ■ R: AGVRX ■ Y: AGVYX ■ Investor: AGIVX ■ R5: AGOIX ■ R6: AGVSX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Tax Information
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025

Principal Amount		Value
Asset-Backed Securities–76.73%
AMSR Trust,
Series 2021-SFR4, Class D, 2.77%, 12/17/2038(a)	$1,500,000	$1,440,266
Series 2023-SFR2, Class C, 3.95%, 06/17/2040(a)	4,000,000	3,855,411
Angel Oak Mortgage Trust,
Series 2022-2, Class M1, 4.12%, 01/25/2067(a)(b)	5,893,000	4,768,085
Series 2024-2, Class A1, 5.99%, 01/25/2069(a)	1,646,557	1,656,818
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2023-1A, Class B, 6.08%, 04/20/2029(a)	2,000,000	2,061,884
Series 2023-4A, Class C, 7.24%, 06/20/2029(a)	3,000,000	3,128,603
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.72%, 09/15/2048(c)	12,754,291	15,164
Bank,
Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	4,302,000	4,147,213
Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,678,301
Series 2019-BN16, Class AS, 4.27%, 02/15/2052	2,639,000	2,551,443
Series 2021-BN31, Class A1, 0.46%, 02/15/2054	6,548	6,507
BBCMS Mortgage Trust,
Series 2018-C2, Class C, 4.96%, 12/15/2051(b)	2,500,000	2,271,066
Series 2022-C15, Class AS, 3.75%, 04/15/2055(b)	800,000	709,157
Series 2023-C22, Class AS, 7.13%, 11/15/2056(b)	3,000,000	3,365,685
Series 2024-C24, Class AS, 5.87%, 02/15/2057	2,000,000	2,089,727
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 4.92%, 01/25/2035(b)	200,354	193,840
Benchmark Mortgage Trust,
Series 2021-B28, Class AS, 2.43%, 08/15/2054	3,200,000	2,699,681
Series 2022-B37, Class AS, 5.75%, 11/15/2055(b)	4,000,000	4,154,125
Series 2023-B40, Class AS, 6.59%, 12/15/2056	2,000,000	2,183,987
Series 2023-V3, Class AS, 7.10%, 07/15/2056(b)	4,000,000	4,238,111
Series 2024-V5, Class AM, 6.42%, 01/10/2057(b)	1,900,000	1,987,355
BMO Mortgage Trust, Series 2024- 5C4, Class A3, 6.53%, 05/15/2057(b)	1,066,000	1,134,642
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class B, 5.38% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)(d)	1,300,000	1,290,992
Series 2021-VOLT, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 09/15/2036(a)(d)	2,000,000	1,986,249
Principal Amount		Value
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	$4,517,000	$118,571
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054(a)	2,000,000	1,958,717
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(b)	797,603	721,876
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(b)	1,153,173	1,061,318
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(a)	2,700,289	2,735,560
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class AS, 4.41%, 06/10/2051(b)	3,000,000	2,914,494
Citigroup Mortgage Loan Trust, Series 2024-1, Class A4A, 6.00%, 07/25/2054(a)(b)	921,096	925,685
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	215,476	209,827
Commonbond Student Loan Trust, Series 2020-1, Class A, 1.69%, 10/25/2051(a)	1,755,443	1,555,249
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(b)	4,000,000	3,671,143
Series 2022-ATH3, Class A3, 6.57%, 08/25/2067(a)(b)	3,051,452	3,052,143
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 3.92%, 01/15/2049(a)(b)	3,000,000	2,234,993
Series 2018-CX11, Class A4, 3.77%, 04/15/2051	383,539	375,472
Series 2018-CX11, Class A5, 4.03%, 04/15/2051(b)	550,000	538,782
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051(a)	1,102,950	966,123
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.19%, 08/25/2066(a)(b)	2,040,161	1,782,989
Series 2024-1, Class A1, 5.74%, 07/25/2069(a)	1,824,321	1,833,266
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(a)	3,158,585	3,146,028
ELM Trust, Series 2024-ELM, Class A10, 5.99%, 06/10/2039(a)(b)	1,200,000	1,224,218
FIVE Mortgage Trust, Series 2023-V1, Class XA, IO, 0.68%, 02/10/2056(c)	55,952,771	1,011,878
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Income Fund

Principal Amount		Value
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.41%, 09/25/2048(a)(b)	$1,403,007	$1,323,905
Series 2018-5, Class B2, 4.41%, 09/25/2048(a)(b)	1,681,133	1,582,033
Series 2018-6RR, Class B2, 4.91%, 10/25/2048(a)(b)	2,486,215	2,423,391
Series 2018-6RR, Class B3, 4.91%, 10/25/2048(a)(b)	2,486,215	2,417,754
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(a)	4,000,000	4,084,893
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	5,480,000	4,958,800
GCAT Trust, Series 2023-NQM2, Class M1, 6.99%, 11/25/2067(a)(b)	2,781,000	2,797,029
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, 05/10/2050(b)	2,774,000	2,122,668
Hertz Vehicle Financing III L.P., Series 2021-2A, Class B, 2.12%, 12/27/2027(a)	1,765,000	1,678,037
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	2,500,000	2,533,450
Hertz Vehicle Financing LLC,
Series 2022-2A, Class B, 2.65%, 06/26/2028(a)	1,000,000	945,338
Series 2022-2A, Class C, 2.95%, 06/26/2028(a)	1,500,000	1,416,802
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.85% (1 mo. Term SOFR + 1.54%), 05/15/2037(a)(d)	1,750,000	1,754,121
Homeward Opportunities Fund Trust,
Series 2022-1, Class M1, 5.08%, 07/25/2067(a)	3,213,257	3,190,047
Series 2022-1, Class M1, 5.04%, 07/25/2067(a)(b)	2,878,000	2,799,305
HPEFS Equipment Trust,
Series 2023-2A, Class D, 6.97%, 07/21/2031(a)	1,500,000	1,538,460
Series 2024-1A, Class D, 5.82%, 11/20/2031(a)	2,500,000	2,548,887
JP Morgan Mortgage Trust, Series 2024-5, Class A6, 6.00%, 11/25/2054(a)(b)	1,430,147	1,440,849
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	1,719,307	1,635,543
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53%, 06/15/2050	100,000	97,195
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A3, 7.53%, 09/25/2068(a)	1,957,563	1,991,720
MSWF Commercial Mortgage Trust, Series 2023-1, Class A2, 6.45%, 05/15/2056	2,000,000	2,084,368
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 04/25/2029(a)	2,000,000	2,020,666
Principal Amount		Value
OBX Trust,
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(a)	$4,891,797	$4,877,604
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)	1,009,549	1,007,366
Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(b)	2,470,032	2,477,931
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(a)	1,153,636	1,163,431
PRPM Trust, Series 2023-NQM3, Class A3, 6.98%, 11/25/2068(a)	2,448,685	2,487,699
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(a)	2,992,500	3,162,568
Rad CLO 18 Ltd., Series 2023-18A, Class B, 6.85% (3 mo. Term SOFR + 2.55%), 04/15/2036(a)(d)	2,500,000	2,508,943
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	3,155,909
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	1,925,151	1,761,513
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	1,993,679	1,966,609
SG Residential Mortgage Trust, Series 2022-1, Class M1, 3.97%, 03/27/2062(a)(b)	4,000,000	3,163,042
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	2,005,500	1,953,096
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	2,500,000	2,540,653
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(a)	862,838	895,451
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(a)	2,269,312	2,284,920
Taco Bell Funding LLC, Series 2021- 1A, Class A23, 2.54%, 08/25/2051(a)	982,500	841,542
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	1,929,602	1,898,848
Series 2021-1A, Class B, 2.52%, 02/20/2046(a)	1,759,390	1,610,946
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	3,120,000	2,868,416
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(a)	4,000,000	4,008,206
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051(b)	4,633,000	4,460,298
Verus Securitization Trust,
Series 2022-INV2, Class A3, 6.79%, 10/25/2067(a)	1,388,472	1,392,793
Series 2023-INV2, Class A3, 7.08%, 08/25/2068(a)	1,826,569	1,850,003
Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	2,100,000	2,048,252
Voya CLO Ltd., Series 2014-1A, Class CR2, 7.35% (3 mo. Term SOFR + 3.06%), 04/18/2031(a)(d)	1,300,000	1,304,887
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Income Fund

Principal Amount		Value
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS, 3.67%, 07/15/2050(b)	$2,647,358	$2,543,749
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,421,810
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(a)	1,111,168	1,083,070
Series 2021-1A, Class A2II, 2.78%, 06/15/2051(a)	1,350,994	1,188,532
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	3,319,599	3,076,033
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(a)	562,175	579,101
Total Asset-Backed Securities (Cost $215,206,623)		206,621,126
U.S. Government Sponsored Agency Mortgage-Backed Securities–23.30%
Collateralized Mortgage Obligations–1.07%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(e)	12,024,627	1,379,999
Freddie Mac REMICs, IO, 2.50%, 09/25/2048(e)	13,323,142	1,512,235
		2,892,234
Commercial & Residential Mortgage Finance–7.15%
5.50%, 05/01/2053	6,108,987	6,170,765
6.00%, 06/01/2053	12,765,036	13,076,928
6.95%, 07/01/2025	692	691
6.50%, 01/01/2026 to 10/01/2036	1,746	1,807
7.00%, 06/01/2029	67	71
8.00%, 10/01/2029	8	8
		19,250,270
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
9.50%, 04/01/2025	9	9
6.50%, 06/01/2029 to 08/01/2032	1,452	1,505
7.00%, 03/01/2032 to 05/01/2032	348	365
		1,879
Government National Mortgage Association (GNMA)–12.88%
6.95%, 07/20/2025 to 11/20/2026	6,004	6,015
8.00%, 10/15/2025 to 12/15/2030	124,670	130,340
7.00%, 01/15/2027 to 12/15/2036	167,603	169,542
6.50%, 10/15/2027 to 09/15/2032	249	252
8.50%, 01/15/2037	11,310	11,305
TBA, 2.50%, 03/01/2055(f)	3,120,000	2,674,433
3.00%, 03/01/2055(f)	2,280,000	2,028,844
5.00%, 03/01/2055(f)	13,550,000	13,382,237
5.50%, 03/01/2055(f)	12,500,000	12,532,715
6.00%, 03/01/2055(f)	3,700,000	3,750,520
		34,686,203
Principal Amount		Value
Uniform Mortgage-Backed Securities–2.20%
TBA, 2.50%, 03/01/2055(f)	$2,190,000	$1,830,709
3.00%, 03/01/2055(f)	2,840,000	2,474,350
6.00%, 03/01/2055(f)	1,580,000	1,606,060
		5,911,119
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $62,053,522)		62,741,705
U.S. Treasury Securities–5.91%
U.S. Treasury Bills–0.48%
4.23%, 05/29/2025(g)(h)	1,315,000	1,301,661
U.S. Treasury Notes–5.43%
4.25%, 11/30/2026	3,500,000	3,513,809
4.50%, 05/15/2027	1,250,000	1,263,574
4.63%, 04/30/2029	750,000	767,739
4.50%, 05/31/2029	1,000,000	1,019,258
4.13%, 10/31/2029	4,000,000	4,019,453
4.25%, 01/31/2030	4,000,000	4,042,500
		14,626,333
Total U.S. Treasury Securities (Cost $15,765,789)		15,927,994

Agency Credit Risk Transfer Notes–5.48%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R07, Class 2M2, 7.60% (30 Day Average SOFR + 3.25%), 09/25/2043(a)(d)	2,500,000	2,633,279
Series 2023-R08, Class 1M2, 6.85% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(d)	785,000	811,262
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 7.25% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(d)	3,000,000	3,116,211
Series 2022-DNA4, Class M1, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 05/25/2042(a)(d)	1,000,000	1,049,164
Series 2022-DNA6, Class M1, STACR®, 8.05% (30 Day Average SOFR + 3.70%), 09/25/2042(a)(d)	2,250,000	2,392,255
Series 2023-DNA1, Class M1, STACR®, 7.45% (30 Day Average SOFR + 3.10%), 03/25/2043(a)(d)	3,000,000	3,157,539
Series 2023-HQA3, Class M2, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 11/25/2043(a)(d)	1,500,000	1,587,224
Total Agency Credit Risk Transfer Notes (Cost $14,325,625)		14,746,934
Shares
Preferred Stocks–1.24%
Mortgage REITs–1.24%
Chimera Investment Corp., 7.75%, Series C, Pfd.(i)	26,638	628,923
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	68,689	1,698,679
Redwood Trust, Inc., 10.00%, Pfd.(i)	40,000	1,008,400
Total Preferred Stocks (Cost $3,286,799)		3,336,002
Money Market Funds–1.86%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(j)(k)	3,003,437	3,003,437
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Income Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.25%(j)(k)	2,002,292	$2,002,292
Total Money Market Funds (Cost $5,005,729)		5,005,729
TOTAL INVESTMENTS IN SECURITIES–114.52% (Cost $315,644,087)		308,379,490
OTHER ASSETS LESS LIABILITIES—(14.52)%		(39,109,630)
NET ASSETS–100.00%		$269,269,860
Investment Abbreviations:
IO	– Interest Only
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $173,471,453, which represented 64.42% of the Fund’s Net Assets.

(b)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2025.

(c)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
February 28, 2025.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(e)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2025.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,451,992	$81,726,150	$(82,174,705)	$-	$-	$3,003,437	$160,094
Invesco Treasury Portfolio, Institutional Class	2,301,328	54,484,100	(54,783,136)	-	-	2,002,292	106,178
Total	$5,753,320	$136,210,250	$(136,957,841)	$-	$-	$5,005,729	$266,272

(k)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	283	June-2025	$58,572,156	$282,428	$282,428
U.S. Treasury 5 Year Notes	144	June-2025	15,543,000	164,229	164,229
U.S. Treasury 10 Year Ultra Notes	54	June-2025	6,169,500	89,742	89,742
Subtotal—Long Futures Contracts				536,399	536,399
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Income Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	120	June-2025	$(13,331,250)	$(149,718)	$(149,718)
U.S. Treasury Long Bonds	150	June-2025	(17,714,062)	(309,711)	(309,711)
U.S. Treasury Ultra Bonds	50	June-2025	(6,206,250)	(136,053)	(136,053)
Subtotal—Short Futures Contracts				(595,482)	(595,482)
Total Futures Contracts				$(59,083)	$(59,083)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Income Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $310,638,358)	$303,373,761
Investments in affiliated money market funds, at value (Cost $5,005,729)	5,005,729
Receivable for:
TBA sales commitment	7,036,075
Fund shares sold	74,443
Dividends	50,627
Interest	1,097,082
Investment for trustee deferred compensation and retirement plans	178,944
Other assets	48,313
Total assets	316,864,974
Liabilities:
Other investments:
Variation margin payable — futures contracts	35,400
Payable for:
TBA sales commitment	46,946,009
Dividends	143,629
Fund shares reacquired	65,315
Accrued fees to affiliates	134,027
Accrued trustees’ and officers’ fees and benefits	1,922
Accrued other operating expenses	83,020
Trustee deferred compensation and retirement plans	185,792
Total liabilities	47,595,114
Net assets applicable to shares outstanding	$269,269,860
Net assets consist of:
Shares of beneficial interest	$374,180,047
Distributable earnings (loss)	(104,910,187)
$269,269,860
Net Assets:
Class A	$238,550,212
Class C	$5,045,097
Class R	$5,109,344
Class Y	$6,524,959
Investor Class	$13,240,544
Class R5	$384,695
Class R6	$415,009
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	33,932,089
Class C	717,175
Class R	726,312
Class Y	927,037
Investor Class	1,880,820
Class R5	54,689
Class R6	58,992
Class A:
Net asset value per share	$7.03
Maximum offering price per share (Net asset value of $7.03 ÷ 95.75%)	$7.34
Class C:
Net asset value and offering price per share	$7.03
Class R:
Net asset value and offering price per share	$7.03
Class Y:
Net asset value and offering price per share	$7.04
Investor Class:
Net asset value and offering price per share	$7.04
Class R5:
Net asset value and offering price per share	$7.03
Class R6:
Net asset value and offering price per share	$7.04
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Income Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$16,196,961
Dividends	355,563
Dividends from affiliated money market funds	266,272
Total investment income	16,818,796
Expenses:
Advisory fees	1,290,037
Administrative services fees	39,249
Custodian fees	37,155
Distribution fees:
Class A	590,753
Class C	45,061
Class R	23,250
Investor Class	23,874
Transfer agent fees — A, C, R, Y and Investor	489,678
Transfer agent fees — R5	380
Transfer agent fees — R6	1,808
Trustees’ and officers’ fees and benefits	24,716
Registration and filing fees	98,636
Reports to shareholders	65,186
Professional services fees	61,997
Other	14,117
Total expenses	2,805,897
Less: Fees waived and/or expense offset arrangement(s)	(29,400)
Net expenses	2,776,497
Net investment income	14,042,299
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(4,064,805)
Futures contracts	2,121,302
(1,943,503)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	9,879,459
Futures contracts	(110,062)
9,769,397
Net realized and unrealized gain	7,825,894
Net increase in net assets resulting from operations	$21,868,193
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Income Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$14,042,299	$17,114,048
Net realized gain (loss)	(1,943,503)	(20,318,582)
Change in net unrealized appreciation	9,769,397	15,992,965
Net increase in net assets resulting from operations	21,868,193	12,788,431
Distributions to shareholders from distributable earnings:
Class A	(13,017,904)	(14,026,472)
Class C	(214,550)	(219,587)
Class R	(245,144)	(242,493)
Class Y	(397,329)	(367,717)
Investor Class	(749,842)	(824,113)
Class R5	(22,197)	(21,429)
Class R6	(368,726)	(5,146,522)
Total distributions from distributable earnings	(15,015,692)	(20,848,333)
Share transactions–net:
Class A	(8,182,963)	(11,238,885)
Class C	585,604	(512,414)
Class R	98,530	1,022,059
Class Y	(836,000)	2,211,669
Investor Class	(892,868)	(975,670)
Class R5	2,509	28,418
Class R6	(82,127,554)	(15,735,149)
Net increase (decrease) in net assets resulting from share transactions	(91,352,742)	(25,199,972)
Net increase (decrease) in net assets	(84,500,241)	(33,259,874)
Net assets:
Beginning of year	353,770,101	387,029,975
End of year	$269,269,860	$353,770,101
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$6.85	$0.36	$0.20	$0.56	$(0.38)	$—	$(0.38)	$7.03	8.42%	$238,550	1.02%	1.03%	5.15%	183%
Year ended 02/29/24	7.00	0.32	(0.08)	0.24	(0.39)	—	(0.39)	6.85	3.62	240,670	0.99	1.00	4.68	268
Year ended 02/28/23	7.71	0.28	(0.73)	(0.45)	(0.26)	—	(0.26)	7.00	(5.88)	257,447	0.96	0.97	3.95	199
Year ended 02/28/22	7.94	0.20	(0.20)	0.00	(0.23)	—	(0.23)	7.71	(0.06)	303,030	0.91	0.91	2.56	220
Year ended 02/28/21	8.68	0.23	(0.66)	(0.43)	(0.30)	(0.01)	(0.31)	7.94	(4.62)	336,319	0.97	0.97	3.16	276
Class C
Year ended 02/28/25	6.86	0.30	0.20	0.50	(0.33)	—	(0.33)	7.03	7.46	5,045	1.77	1.78	4.40	183
Year ended 02/29/24	7.00	0.27	(0.07)	0.20	(0.34)	—	(0.34)	6.86	2.99	4,340	1.74	1.75	3.93	268
Year ended 02/28/23	7.71	0.23	(0.74)	(0.51)	(0.20)	—	(0.20)	7.00	(6.59)	4,957	1.71	1.72	3.20	199
Year ended 02/28/22	7.94	0.14	(0.20)	(0.06)	(0.17)	—	(0.17)	7.71	(0.81)	6,586	1.66	1.66	1.81	220
Year ended 02/28/21	8.68	0.18	(0.67)	(0.49)	(0.25)	(0.00)	(0.25)	7.94	(5.35)	5,489	1.72	1.72	2.41	276
Class R
Year ended 02/28/25	6.86	0.34	0.19	0.53	(0.36)	—	(0.36)	7.03	7.99	5,109	1.27	1.28	4.90	183
Year ended 02/29/24	7.00	0.30	(0.07)	0.23	(0.37)	—	(0.37)	6.86	3.52	4,889	1.24	1.25	4.43	268
Year ended 02/28/23	7.72	0.27	(0.75)	(0.48)	(0.24)	—	(0.24)	7.00	(6.23)	3,945	1.21	1.22	3.70	199
Year ended 02/28/22	7.95	0.18	(0.20)	(0.02)	(0.21)	—	(0.21)	7.72	(0.27)	4,043	1.16	1.16	2.31	220
Year ended 02/28/21	8.69	0.22	(0.67)	(0.45)	(0.28)	(0.01)	(0.29)	7.95	(4.85)	3,832	1.22	1.22	2.91	276
Class Y
Year ended 02/28/25	6.86	0.37	0.21	0.58	(0.40)	—	(0.40)	7.04	8.69	6,525	0.77	0.78	5.40	183
Year ended 02/29/24	7.01	0.34	(0.08)	0.26	(0.41)	—	(0.41)	6.86	3.88	7,189	0.74	0.75	4.93	268
Year ended 02/28/23	7.72	0.30	(0.73)	(0.43)	(0.28)	—	(0.28)	7.01	(5.63)	5,059	0.71	0.72	4.20	199
Year ended 02/28/22	7.95	0.23	(0.21)	0.02	(0.25)	—	(0.25)	7.72	0.19	7,659	0.66	0.66	2.81	220
Year ended 02/28/21	8.69	0.26	(0.67)	(0.41)	(0.32)	(0.01)	(0.33)	7.95	(4.37)	49,578	0.72	0.72	3.41	276
Investor Class
Year ended 02/28/25	6.86	0.36	0.21	0.57	(0.39)	—	(0.39)	7.04	8.50 (d)	13,241	0.95 (d)	0.96 (d)	5.22 (d)	183
Year ended 02/29/24	7.01	0.33	(0.08)	0.25	(0.40)	—	(0.40)	6.86	3.70 (d)	13,792	0.87 (d)	0.88 (d)	4.80 (d)	268
Year ended 02/28/23	7.72	0.29	(0.74)	(0.45)	(0.26)	—	(0.26)	7.01	(5.78)(d)	15,088	0.91 (d)	0.92 (d)	4.00 (d)	199
Year ended 02/28/22	7.95	0.21	(0.21)	0.00	(0.23)	—	(0.23)	7.72	0.01 (d)	17,588	0.83 (d)	0.83 (d)	2.64 (d)	220
Year ended 02/28/21	8.69	0.24	(0.67)	(0.43)	(0.30)	(0.01)	(0.31)	7.95	(4.55)(d)	19,552	0.89 (d)	0.89 (d)	3.24 (d)	276
Class R5
Year ended 02/28/25	6.86	0.38	0.19	0.57	(0.40)	—	(0.40)	7.03	8.62	385	0.70	0.70	5.47	183
Year ended 02/29/24	7.00	0.34	(0.07)	0.27	(0.41)	—	(0.41)	6.86	4.12	373	0.66	0.66	5.01	268
Year ended 02/28/23	7.72	0.31	(0.75)	(0.44)	(0.28)	—	(0.28)	7.00	(5.67)	351	0.61	0.62	4.30	199
Year ended 02/28/22	7.94	0.23	(0.19)	0.04	(0.26)	—	(0.26)	7.72	0.41	405	0.54	0.54	2.93	220
Year ended 02/28/21	8.68	0.26	(0.67)	(0.41)	(0.32)	(0.01)	(0.33)	7.94	(4.26)	388	0.57	0.57	3.56	276
Class R6
Year ended 02/28/25	6.84	0.38	0.23	0.61	(0.41)	—	(0.41)	7.04	9.19	415	0.63	0.63	5.54	183
Year ended 02/29/24	6.99	0.35	(0.08)	0.27	(0.42)	—	(0.42)	6.84	4.04	82,517	0.59	0.59	5.08	268
Year ended 02/28/23	7.70	0.31	(0.73)	(0.42)	(0.29)	—	(0.29)	6.99	(5.49)	100,183	0.54	0.55	4.37	199
Year ended 02/28/22	7.93	0.24	(0.21)	0.03	(0.26)	—	(0.26)	7.70	0.36	162,015	0.49	0.49	2.98	220
Year ended 02/28/21	8.67	0.27	(0.67)	(0.40)	(0.33)	(0.01)	(0.34)	7.93	(4.23)	227,247	0.52	0.52	3.61	276

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.18%, 0.13%, 0.20%, 0.17% and
0.17% for the years ended February 28, 2025, February 29, 2024, February 28, 2023, February 28, 2022 and February 28, 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Income Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Income Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income, and secondarily, capital appreciation.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
11
Invesco Income Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the
12
Invesco Income Fund

Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Commercial Mortgage-Backed Securities – The Fund may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.
Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. The Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statement of Operations as Net realized gain (loss) from unaffiliated investment securities and Change in net unrealized appreciation (depreciation)of unaffiliated investment securities, respectively.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
N.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
P.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more
13
Invesco Income Fund

dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.500%
Next $300 million	0.400%
Next $500 million	0.350%
Next $19.5 billion	0.300%
Over $20.5 billion	0.240%
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.47%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended February 28, 2025, the Adviser waived advisory fees of $5,347.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a
14
Invesco Income Fund

maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $12,544 in front-end sales commissions from the sale of Class A shares and $0 and $174 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$206,621,126	$—	$206,621,126
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	62,741,705	—	62,741,705
U.S. Treasury Securities	—	15,927,994	—	15,927,994
Agency Credit Risk Transfer Notes	—	14,746,934	—	14,746,934
Preferred Stocks	3,336,002	—	—	3,336,002
Money Market Funds	5,005,729	—	—	5,005,729
Total Investments in Securities	8,341,731	300,037,759	—	308,379,490
Other Investments - Assets*
Futures Contracts	536,399	—	—	536,399
Other Investments - Liabilities*
Futures Contracts	(595,482)	—	—	(595,482)
Total Other Investments	(59,083)	—	—	(59,083)
Total Investments	$8,282,648	$300,037,759	$—	$308,320,407

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$536,399
Derivatives not subject to master netting agreements	(536,399)
Total Derivative Assets subject to master netting agreements	$—
15
Invesco Income Fund

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(595,482)
Derivatives not subject to master netting agreements	595,482
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$2,121,302
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(110,062)
Total	$2,011,240
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$77,721,473

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $24,053.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$15,015,692	$20,848,333

*	Includes short-term capital gain distributions, if any.

16
Invesco Income Fund

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$400,826
Net unrealized appreciation (depreciation) — investments	(6,206,924)
Temporary book/tax differences	(108,296)
Capital loss carryforward	(98,995,793)
Shares of beneficial interest	374,180,047
Total net assets	$269,269,860
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to lower-rated debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$22,752,546	$76,243,247	$98,995,793
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $32,143,381 and $82,814,928, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,534,042
Aggregate unrealized (depreciation) of investments	(11,740,966)
Net unrealized appreciation (depreciation) of investments	$(6,206,924)
Cost of investments for tax purposes is $314,527,331.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of lower-rated debt securities, dollar rolls and paydowns, on February 28, 2025, undistributed net investment income was increased by $299,553 and undistributed net realized gain (loss) was decreased by $299,553. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,006,510	$13,934,095	1,817,635	$12,416,454
Class C	269,146	1,867,490	196,575	1,337,995
Class R	215,037	1,492,666	187,618	1,278,732
Class Y	305,238	2,116,943	752,390	5,106,530
Investor Class	61,695	428,474	64,146	439,081
Class R5	2,198	15,229	2,226	15,173
Class R6	60,461	418,916	1,352,353	9,352,571
Issued as reinvestment of dividends:
Class A	1,645,284	11,393,498	1,806,148	12,305,336
Class C	26,316	182,375	27,370	186,768
Class R	35,076	242,996	35,459	241,672
Class Y	35,341	244,809	39,411	268,632
Investor Class	101,017	700,472	113,873	776,975
Class R5	3,013	20,882	2,933	19,994
Class R6	53,488	367,522	755,854	5,145,531
17
Invesco Income Fund

Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	72,705	$503,534	76,554	$523,399
Class C	(72,638)	(503,534)	(76,494)	(523,399)
Reacquired:
Class A	(4,918,178)	(34,014,090)	(5,363,016)	(36,484,074)
Class C	(138,568)	(960,727)	(222,478)	(1,513,778)
Class R	(236,935)	(1,637,132)	(73,326)	(498,345)
Class Y	(461,578)	(3,197,752)	(465,752)	(3,163,493)
Investor Class	(291,832)	(2,021,814)	(321,747)	(2,191,726)
Class R5	(4,854)	(33,602)	(974)	(6,749)
Class R6	(12,111,278)	(82,913,992)	(4,385,225)	(30,233,251)
Net increase (decrease) in share activity	(13,343,336)	$(91,352,742)	(3,678,467)	$(25,199,972)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Income Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
19
Invesco Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	1.91%
Qualified Business Income*	0.00%
Business Interest Income*	94.59%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
20
Invesco Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
21
Invesco Income Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
INC-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Real Estate Fund
Nasdaq:
A: IARAX ■ C: IARCX ■ R: IARRX ■ Y: IARYX ■ Investor: REINX ■ R5: IARIX ■ R6: IARFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025

Shares		Value
Common Stocks & Other Equity Interests–99.14%
Apartments –7.33%
Camden Property Trust	16,275	$2,019,077
Equity Residential(b)	520,424	38,599,848
UDR, Inc.(b)	487,046	22,004,738
		62,623,663
Data Centers –11.89%
Digital Realty Trust, Inc.	223,538	34,943,460
Equinix, Inc.	73,624	66,601,743
		101,545,203
Free Standing –8.17%
Agree Realty Corp.	304,552	22,475,938
Essential Properties Realty Trust, Inc.(b)	540,742	17,693,078
Realty Income Corp.	518,729	29,583,115
		69,752,131
Gaming REITs–1.84%
Gaming and Leisure Properties, Inc.	314,258	15,760,039
Health Care–12.67%
American Healthcare REIT, Inc.	204,897	6,103,882
Healthpeak Properties, Inc.	1,227,153	25,107,550
Welltower, Inc.	501,453	76,978,050
		108,189,482
Industrial–10.59%
Americold Realty Trust, Inc.(b)	310,083	7,110,203
First Industrial Realty Trust, Inc.	382,176	21,814,606
Prologis, Inc.	361,757	44,828,927
Rexford Industrial Realty, Inc.(b)	403,943	16,690,925
		90,444,661
Infrastructure REITs–10.53%
American Tower Corp.	345,636	71,069,674
Crown Castle, Inc.	106,645	10,035,295
SBA Communications Corp., Class A	40,599	8,846,522
		89,951,491
Lodging Resorts–1.88%
Hilton Worldwide Holdings, Inc.	42,107	11,156,670
Host Hotels & Resorts, Inc.	306,729	4,947,539
		16,104,209
Manufactured Homes–3.51%
Equity LifeStyle Properties, Inc.	436,582	29,940,793
Office–2.75%
Highwoods Properties, Inc.	234,002	6,816,478
Vornado Realty Trust(b)	395,811	16,639,895
		23,456,373
Shares		Value
Regional Malls–5.18%
Simon Property Group, Inc.	237,635	$44,221,497
Self Storage–5.99%
CubeSmart	321,466	13,270,117
Extra Space Storage, Inc.	136,522	20,827,796
Public Storage	56,095	17,031,564
		51,129,477
Shopping Centers–7.86%
Brixmor Property Group, Inc.	724,891	20,267,952
Kimco Realty Corp.	1,001,089	22,124,067
Regency Centers Corp.	322,074	24,703,076
		67,095,095
Single Family Homes–4.89%
American Homes 4 Rent, Class A	507,941	18,798,897
Invitation Homes, Inc.	674,124	22,926,957
		41,725,854
Specialty–1.39%
OUTFRONT Media, Inc.	638,883	11,883,224
Timber REITs–2.67%
Weyerhaeuser Co.	756,633	22,774,653
Total Common Stocks & Other Equity Interests (Cost $640,577,807)		846,597,845
Money Market Funds–0.84%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d)	2,503,533	2,503,533
Invesco Treasury Portfolio, Institutional Class, 4.25%(c)(d)	4,657,305	4,657,305
Total Money Market Funds (Cost $7,160,838)		7,160,838
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $647,738,645)		853,758,683
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.85%
Invesco Private Government Fund, 4.34%(c)(d)(e)	6,754,113	6,754,113
Invesco Private Prime Fund, 4.47%(c)(d)(e)	17,577,452	17,582,725
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,336,838)		24,336,838
TOTAL INVESTMENTS IN SECURITIES–102.83% (Cost $672,075,483)		878,095,521
OTHER ASSETS LESS LIABILITIES–(2.83)%		(24,181,105)
NET ASSETS–100.00%		$853,914,416
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Real Estate Fund

Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2025.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,893,185	$72,603,821	$(73,993,473)	$-	$-	$2,503,533	$147,135
Invesco Liquid Assets Portfolio, Institutional Class	3,027,249	24,120,838	(27,147,201)	(524)	(362)	-	47,867
Invesco Treasury Portfolio, Institutional Class	4,449,355	112,934,348	(112,726,398)	-	-	4,657,305	231,765
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	487,769	264,647,034	(258,380,690)	-	-	6,754,113	529,007*
Invesco Private Prime Fund	1,254,264	518,622,439	(502,295,620)	-	1,642	17,582,725	1,426,935*
Total	$13,111,822	$992,928,480	$(974,543,382)	$(524)	$1,280	$31,497,676	$2,382,709

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Real Estate Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $640,577,807)*	$846,597,845
Investments in affiliated money market funds, at value (Cost $31,497,676)	31,497,676
Foreign currencies, at value (Cost $261)	240
Receivable for:
Investments sold	1,631,923
Fund shares sold	480,425
Dividends	916,235
Investment for trustee deferred compensation and retirement plans	337,162
Other assets	287,019
Total assets	881,748,525
Liabilities:
Payable for:
Investments purchased	1,602,897
Dividends	89
Fund shares reacquired	946,692
Collateral upon return of securities loaned	24,336,838
Accrued fees to affiliates	553,437
Accrued trustees’ and officers’ fees and benefits	13,483
Accrued other operating expenses	28,462
Trustee deferred compensation and retirement plans	352,211
Total liabilities	27,834,109
Net assets applicable to shares outstanding	$853,914,416
Net assets consist of:
Shares of beneficial interest	$651,118,527
Distributable earnings	202,795,889
$853,914,416
Net Assets:
Class A	$496,149,384
Class C	$14,730,172
Class R	$74,239,063
Class Y	$75,143,801
Investor Class	$19,099,224
Class R5	$71,033,637
Class R6	$103,519,135
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	28,139,619
Class C	841,951
Class R	4,202,015
Class Y	4,266,302
Investor Class	1,087,063
Class R5	4,034,282
Class R6	5,880,404
Class A:
Net asset value per share	$17.63
Maximum offering price per share (Net asset value of $17.63 ÷ 94.50%)	$18.66
Class C:
Net asset value and offering price per share	$17.50
Class R:
Net asset value and offering price per share	$17.67
Class Y:
Net asset value and offering price per share	$17.61
Investor Class:
Net asset value and offering price per share	$17.57
Class R5:
Net asset value and offering price per share	$17.61
Class R6:
Net asset value and offering price per share	$17.60

*	At February 28, 2025, securities with an aggregate value of $24,215,979 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Real Estate Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Dividends (net of foreign withholding taxes of $504)	$28,574,879
Dividends from affiliated money market funds (includes net securities lending income of $45,290)	472,057
Total investment income	29,046,936
Expenses:
Advisory fees	7,194,446
Administrative services fees	144,880
Custodian fees	9,305
Distribution fees:
Class A	1,267,930
Class C	174,598
Class R	383,788
Investor Class	38,232
Transfer agent fees — A, C, R, Y and Investor	1,560,050
Transfer agent fees — R5	95,653
Transfer agent fees — R6	52,323
Trustees’ and officers’ fees and benefits	31,046
Registration and filing fees	114,225
Reports to shareholders	141,611
Professional services fees	63,902
Other	180,927
Total expenses	11,452,916
Less: Fees waived and/or expense offset arrangement(s)	(61,865)
Net expenses	11,391,051
Net investment income	17,655,885
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	31,110,337
Affiliated investment securities	1,280
31,111,617
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	59,091,835
Affiliated investment securities	(524)
Foreign currencies	(63)
59,091,248
Net realized and unrealized gain	90,202,865
Net increase in net assets resulting from operations	$107,858,750
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Real Estate Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$17,655,885	$29,290,412
Net realized gain	31,111,617	21,839,233
Change in net unrealized appreciation (depreciation)	59,091,248	(57,374,984)
Net increase (decrease) in net assets resulting from operations	107,858,750	(6,245,339)
Distributions to shareholders from distributable earnings:
Class A	(21,804,007)	(19,259,590)
Class C	(619,486)	(537,153)
Class R	(3,042,415)	(2,561,190)
Class Y	(3,868,875)	(5,090,342)
Investor Class	(939,169)	(838,517)
Class R5	(3,988,817)	(5,441,333)
Class R6	(7,564,483)	(8,668,722)
Total distributions from distributable earnings	(41,827,252)	(42,396,847)
Share transactions–net:
Class A	(69,795,505)	(98,953,774)
Class C	(5,371,560)	(4,794,670)
Class R	(8,895,714)	(11,605,390)
Class Y	(28,231,463)	(106,459,318)
Investor Class	(3,989,837)	(4,188,143)
Class R5	(52,515,548)	(77,755,649)
Class R6	(98,405,358)	(58,566,932)
Net increase (decrease) in net assets resulting from share transactions	(267,204,985)	(362,323,876)
Net increase (decrease) in net assets	(201,173,487)	(410,966,062)
Net assets:
Beginning of year	1,055,087,903	1,466,053,965
End of year	$853,914,416	$1,055,087,903
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Real Estate Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$16.51	$0.30	$1.56	$1.86	$(0.39)	$(0.35)	$—	$(0.74)	$17.63	11.41%	$496,149	1.27%	1.28%	1.71%	63%
Year ended 02/29/24	16.96	0.36	(0.26)	0.10	(0.35)	(0.20)	—	(0.55)	16.51	0.71	531,718	1.25	1.26	2.23	62
Year ended 02/28/23	21.15	0.25	(2.67)	(2.42)	(0.17)	(1.60)	—	(1.77)	16.96	(11.57)	649,570	1.24	1.24	1.30	42
Year ended 02/28/22	18.67	0.10	3.73	3.83	(0.21)	(1.11)	(0.03)	(1.35)	21.15	20.12	834,552	1.23	1.23	0.45	59
Year ended 02/28/21	20.72	0.17	(0.89)	(0.72)	(0.28)	(1.05)	—	(1.33)	18.67	(2.59)	804,058	1.28	1.28	0.98	156
Class C
Year ended 02/28/25	16.39	0.16	1.56	1.72	(0.26)	(0.35)	—	(0.61)	17.50	10.58	14,730	2.02	2.03	0.96	63
Year ended 02/29/24	16.83	0.24	(0.26)	(0.02)	(0.22)	(0.20)	—	(0.42)	16.39	(0.02)	19,047	2.00	2.01	1.48	62
Year ended 02/28/23	20.99	0.11	(2.66)	(2.55)	(0.01)	(1.60)	—	(1.61)	16.83	(12.21)	24,619	1.99	1.99	0.55	42
Year ended 02/28/22	18.53	(0.07)	3.71	3.64	(0.04)	(1.11)	(0.03)	(1.18)	20.99	19.25	37,459	1.98	1.98	(0.30)	59
Year ended 02/28/21	20.56	0.04	(0.88)	(0.84)	(0.14)	(1.05)	—	(1.19)	18.53	(3.33)	38,752	2.03	2.03	0.23	156
Class R
Year ended 02/28/25	16.54	0.25	1.58	1.83	(0.35)	(0.35)	—	(0.70)	17.67	11.18	74,239	1.52	1.53	1.46	63
Year ended 02/29/24	17.00	0.32	(0.27)	0.05	(0.31)	(0.20)	—	(0.51)	16.54	0.39	78,002	1.50	1.51	1.98	62
Year ended 02/28/23	21.18	0.21	(2.67)	(2.46)	(0.12)	(1.60)	—	(1.72)	17.00	(11.73)	92,226	1.49	1.49	1.05	42
Year ended 02/28/22	18.70	0.04	3.73	3.77	(0.15)	(1.11)	(0.03)	(1.29)	21.18	19.79	114,999	1.48	1.48	0.20	59
Year ended 02/28/21	20.74	0.13	(0.89)	(0.76)	(0.23)	(1.05)	—	(1.28)	18.70	(2.81)	103,667	1.53	1.53	0.73	156
Class Y
Year ended 02/28/25	16.49	0.34	1.56	1.90	(0.43)	(0.35)	—	(0.78)	17.61	11.71	75,144	1.02	1.03	1.96	63
Year ended 02/29/24	16.95	0.40	(0.27)	0.13	(0.39)	(0.20)	—	(0.59)	16.49	0.91	97,481	1.00	1.01	2.48	62
Year ended 02/28/23	21.14	0.31	(2.68)	(2.37)	(0.22)	(1.60)	—	(1.82)	16.95	(11.34)	214,673	0.98	0.98	1.56	42
Year ended 02/28/22	18.66	0.15	3.73	3.88	(0.26)	(1.11)	(0.03)	(1.40)	21.14	20.43	296,638	0.98	0.98	0.70	59
Year ended 02/28/21	20.71	0.22	(0.90)	(0.68)	(0.32)	(1.05)	—	(1.37)	18.66	(2.33)	256,699	1.03	1.03	1.23	156
Investor Class
Year ended 02/28/25	16.45	0.31	1.56	1.87	(0.40)	(0.35)	—	(0.75)	17.57	11.49 (d)	19,099	1.20 (d)	1.21 (d)	1.78 (d)	63
Year ended 02/29/24	16.90	0.37	(0.27)	0.10	(0.35)	(0.20)	—	(0.55)	16.45	0.72 (d)	21,797	1.20 (d)	1.21 (d)	2.28 (d)	62
Year ended 02/28/23	21.08	0.25	(2.66)	(2.41)	(0.17)	(1.60)	—	(1.77)	16.90	(11.53)	26,616	1.24	1.24	1.30	42
Year ended 02/28/22	18.61	0.11	3.71	3.82	(0.21)	(1.11)	(0.03)	(1.35)	21.08	20.17 (d)	33,026	1.16 (d)	1.16 (d)	0.52 (d)	59
Year ended 02/28/21	20.65	0.18	(0.89)	(0.71)	(0.28)	(1.05)	—	(1.33)	18.61	(2.53)(d)	27,546	1.23 (d)	1.23 (d)	1.03 (d)	156
Class R5
Year ended 02/28/25	16.49	0.35	1.58	1.93	(0.46)	(0.35)	—	(0.81)	17.61	11.85	71,034	0.91	0.91	2.07	63
Year ended 02/29/24	16.95	0.43	(0.28)	0.15	(0.41)	(0.20)	—	(0.61)	16.49	1.05	114,645	0.87	0.87	2.61	62
Year ended 02/28/23	21.14	0.33	(2.68)	(2.35)	(0.24)	(1.60)	—	(1.84)	16.95	(11.22)	198,456	0.87	0.87	1.67	42
Year ended 02/28/22	18.66	0.18	3.73	3.91	(0.29)	(1.11)	(0.03)	(1.43)	21.14	20.58	283,546	0.86	0.86	0.82	59
Year ended 02/28/21	20.71	0.25	(0.91)	(0.66)	(0.34)	(1.05)	—	(1.39)	18.66	(2.22)	247,114	0.87	0.87	1.39	156
Class R6
Year ended 02/28/25	16.49	0.37	1.56	1.93	(0.47)	(0.35)	—	(0.82)	17.60	11.87	103,519	0.84	0.84	2.14	63
Year ended 02/29/24	16.95	0.44	(0.28)	0.16	(0.42)	(0.20)	—	(0.62)	16.49	1.12	192,398	0.80	0.80	2.68	62
Year ended 02/28/23	21.14	0.34	(2.68)	(2.34)	(0.25)	(1.60)	—	(1.85)	16.95	(11.16)	259,893	0.81	0.81	1.73	42
Year ended 02/28/22	18.66	0.20	3.72	3.92	(0.30)	(1.11)	(0.03)	(1.44)	21.14	20.67	341,500	0.78	0.78	0.90	59
Year ended 02/28/21	20.71	0.26	(0.90)	(0.64)	(0.36)	(1.05)	—	(1.41)	18.66	(2.13)	318,936	0.79	0.79	1.47	156

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $630,639,314 and sold of $40,029,958 in the effort to realign the Fund’s portfolio holdings after the reorganization of
Invesco Oppenheimer Real Estate Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.18%, 0.20%, 0.18% and 0.20% for the years ended February 28, 2025, February 29, 2024, February 28, 2022 and February 28, 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Real Estate Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Real Estate Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Real Estate Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
9
Invesco Real Estate Fund

J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended February 28, 2025, the Fund paid the Adviser $3,071 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
10
Invesco Real Estate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.74%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended February 28, 2025, the Adviser waived advisory fees of $9,107.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and at the annual rate of 0.50% of the average daily net assets of Class R shares, respectively. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $35,030 in front-end sales commissions from the sale of Class A shares and $1,779 and $587 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended February 28, 2025, the Fund incurred $61,636 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
11
Invesco Real Estate Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$846,597,845	$—	$—	$846,597,845
Money Market Funds	7,160,838	24,336,838	—	31,497,676
Total Investments	$853,758,683	$24,336,838	$—	$878,095,521
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $52,758.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$29,219,743	$28,522,567
Long-term capital gain	12,607,509	13,874,280
Total distributions	$41,827,252	$42,396,847

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed long-term capital gain	$11,304,555
Net unrealized appreciation — investments	193,859,070
Net unrealized appreciation — foreign currencies	4
Temporary book/tax differences	(231,641)
Post-October capital loss deferral	(2,136,099)
Shares of beneficial interest	651,118,527
Total net assets	$853,914,416
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of February 28, 2025.
12
Invesco Real Estate Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $606,354,670 and $894,445,804, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$198,064,617
Aggregate unrealized (depreciation) of investments	(4,205,547)
Net unrealized appreciation of investments	$193,859,070
Cost of investments for tax purposes is $684,236,451.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions and REITs, on February 28, 2025, undistributed net investment income was decreased by $214,791, undistributed net realized gain (loss) was increased by $172,070 and shares of beneficial interest was increased by $42,721. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,051,463	$35,298,155	2,513,090	$40,804,902
Class C	217,910	3,838,415	210,619	3,440,607
Class R	685,819	11,754,769	811,094	13,242,237
Class Y	1,075,110	18,221,494	1,659,680	26,950,068
Investor Class	53,827	900,882	80,938	1,323,603
Class R5	759,919	12,949,970	1,596,824	26,074,250
Class R6	1,740,542	29,586,391	2,748,690	44,380,498
Issued as reinvestment of dividends:
Class A	1,191,494	20,709,292	1,139,429	18,466,680
Class C	34,729	600,293	32,205	522,355
Class R	174,337	3,037,599	157,187	2,557,880
Class Y	176,044	3,052,478	203,111	3,280,364
Investor Class	52,246	902,724	50,079	809,326
Class R5	231,193	3,988,475	337,970	5,440,637
Class R6	431,854	7,473,576	533,854	8,595,837
Automatic conversion of Class C shares to Class A shares:
Class A	142,429	2,433,237	170,598	2,745,737
Class C	(143,447)	(2,433,237)	(171,838)	(2,745,737)
Reacquired:
Class A	(7,452,256)	(128,236,189)	(9,907,986)	(160,971,093)
Class C	(429,713)	(7,377,031)	(371,493)	(6,011,895)
Class R	(1,373,340)	(23,688,082)	(1,679,477)	(27,405,507)
Class Y	(2,895,106)	(49,505,435)	(8,616,826)	(136,689,750)
Investor Class	(344,175)	(5,793,443)	(380,988)	(6,321,072)
Class R5	(3,908,446)	(69,453,993)	(6,691,372)	(109,270,536)
Class R6	(7,961,018)	(135,465,325)	(6,950,911)	(111,543,267)
Net increase (decrease) in share activity	(15,488,585)	$(267,204,985)	(22,525,523)	$(362,323,876)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Subsequent Event
At a meeting held on March 20, 2025, the Board of Trustees unanimously approved, and has recommended that shareholders approve, changing the Fund’s sub-classification under the 1940 Act from “diversified” to “non-diversified” and the elimination of the related fundamental investment restriction regarding issuer diversification (the "Proposal"). The Proposal requires approval by the shareholders of the Fund and will be submitted to shareholders at a Special Meeting of Shareholders to be held on or about July 10, 2025. If approved, the Proposal is anticipated to become effective in July 2025.
13
Invesco Real Estate Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Real Estate Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Real Estate Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$12,607,509
Qualified Dividend Income*	2.32%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	85.16%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$5,653,325
15
Invesco Real Estate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Real Estate Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
REA-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Short Duration Inflation Protected Fund
Nasdaq:
A: LMTAX ■ A2: SHTIX ■ Y: LMTYX ■ R5: ALMIX ■ R6: SDPSX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Report of Independent Registered Public Accounting Firm
13	Tax Information
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–99.75%
U.S. Treasury Inflation — Indexed Bonds–16.70%(a)
U.S. Treasury Inflation - Indexed Bonds	2.38%	01/15/2027	$10,974	$11,238,914
U.S. Treasury Inflation - Indexed Bonds	1.75%	01/15/2028	10,018	10,151,662
U.S. Treasury Inflation - Indexed Bonds	3.63%	04/15/2028	13,969	14,946,532
U.S. Treasury Inflation - Indexed Bonds	2.50%	01/15/2029	8,875	9,244,771
U.S. Treasury Inflation - Indexed Bonds	3.87%	04/15/2029	15,866	17,416,070
				62,997,949
U.S. Treasury Inflation — Indexed Notes–83.05%(a)
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2026	20,482	20,278,701
U.S. Treasury Inflation - Indexed Notes	0.13%	07/15/2026	20,710	20,540,488
U.S. Treasury Inflation - Indexed Notes	0.13%	10/15/2026	18,889	18,678,997
U.S. Treasury Inflation - Indexed Notes	0.37%	01/15/2027	21,339	21,061,105
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2027	18,765	18,341,059
U.S. Treasury Inflation - Indexed Notes	0.38%	07/15/2027	20,258	19,947,582
U.S. Treasury Inflation - Indexed Notes	1.62%	10/15/2027	18,183	18,430,661
U.S. Treasury Inflation - Indexed Notes	0.50%	01/15/2028	21,219	20,752,892
U.S. Treasury Inflation - Indexed Notes	1.25%	04/15/2028	17,943	17,885,537
U.S. Treasury Inflation - Indexed Notes	0.75%	07/15/2028	19,664	19,359,401
U.S. Treasury Inflation - Indexed Notes	2.37%	10/15/2028	18,394	19,110,755
U.S. Treasury Inflation - Indexed Notes	0.87%	01/15/2029	19,294	18,916,220
U.S. Treasury Inflation - Indexed Notes	2.12%	04/15/2029	19,195	19,714,274
U.S. Treasury Inflation - Indexed Notes	0.25%	07/15/2029	20,941	19,984,455
U.S. Treasury Inflation - Indexed Notes	1.62%	10/15/2029	19,964	20,183,163
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2030	21,427	20,075,880
				313,261,170
TOTAL INVESTMENTS IN SECURITIES–99.75% (Cost $372,244,810)				376,259,119
OTHER ASSETS LESS LIABILITIES–0.25%				953,816
NET ASSETS–100.00%				$377,212,935
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2025.
	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,925,120	$(8,925,120)	$-	$-	$-	$3,198
Invesco Liquid Assets Portfolio, Institutional Class	-	2,307,507	(2,307,525)	-	18	-	474
Invesco Treasury Portfolio, Institutional Class	-	14,376,568	(14,376,568)	-	-	-	5,421
Total	$-	$25,609,195	$(25,609,213)	$-	$18	$-	$9,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Short Duration Inflation Protected Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $372,244,810)	$376,259,119
Receivable for:
Fund shares sold	383,225
Dividends	186
Interest	1,251,727
Investment for trustee deferred compensation and retirement plans	82,679
Other assets	43,612
Total assets	378,020,548
Liabilities:
Payable for:
Fund shares reacquired	444,155
Amount due custodian	128,480
Accrued fees to affiliates	70,676
Accrued trustees’ and officers’ fees and benefits	2,073
Accrued other operating expenses	74,437
Trustee deferred compensation and retirement plans	87,792
Total liabilities	807,613
Net assets applicable to shares outstanding	$377,212,935
Net assets consist of:
Shares of beneficial interest	$426,179,237
Distributable earnings (loss)	(48,966,302)
$377,212,935
Net Assets:
Class A	$102,740,462
Class A2	$10,301,091
Class Y	$40,092,628
Class R5	$3,733,567
Class R6	$220,345,187
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	10,204,404
Class A2	1,022,074
Class Y	3,976,126
Class R5	370,339
Class R6	21,865,083
Class A:
Net asset value per share	$10.07
Maximum offering price per share (Net asset value of $10.07 ÷ 97.50%)	$10.33
Class A2:
Net asset value per share	$10.08
Maximum offering price per share (Net asset value of $10.08 ÷ 99.00%)	$10.18
Class Y:
Net asset value and offering price per share	$10.08
Class R5:
Net asset value and offering price per share	$10.08
Class R6:
Net asset value and offering price per share	$10.08
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Short Duration Inflation Protected Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Treasury Inflation-Protected Securities inflation adjustments	$16,272,064
Dividends from affiliated money market funds	9,093
Total investment income	16,281,157
Expenses:
Advisory fees	799,018
Administrative services fees	56,188
Custodian fees	49,719
Distribution fees:
Class A	279,485
Class A2	15,932
Transfer agent fees — A, A2, and Y	193,261
Transfer agent fees — R5	9,315
Transfer agent fees — R6	70,519
Trustees’ and officers’ fees and benefits	25,935
Registration and filing fees	80,054
Licensing fees	56,621
Reports to shareholders	21,870
Professional services fees	45,794
Other	13,333
Total expenses	1,717,044
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(222,722)
Net expenses	1,494,322
Net investment income	14,786,835
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(6,880,598)
Affiliated investment securities	18
(6,880,580)
Change in net unrealized appreciation of unaffiliated investment securities	17,241,694
Net realized and unrealized gain	10,361,114
Net increase in net assets resulting from operations	$25,147,949
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Short Duration Inflation Protected Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$14,786,835	$18,069,269
Net realized gain (loss)	(6,880,580)	(18,562,635)
Change in net unrealized appreciation	17,241,694	21,272,172
Net increase in net assets resulting from operations	25,147,949	20,778,806
Distributions to shareholders from distributable earnings:
Class A	(2,975,658)	(4,601,167)
Class A2	(299,125)	(331,271)
Class Y	(1,111,604)	(1,829,059)
Class R5	(267,693)	(910,290)
Class R6	(6,764,135)	(8,448,436)
Total distributions from distributable earnings	(11,418,215)	(16,120,223)
Return of capital:
Class A	—	(347,293)
Class A2	—	(25,004)
Class Y	—	(138,056)
Class R5	—	(68,708)
Class R6	—	(637,683)
Total return of capital	—	(1,216,744)
Total distributions	(11,418,215)	(17,336,967)
Share transactions–net:
Class A	(24,992,457)	(62,847,962)
Class A2	(1,079,018)	(793,741)
Class Y	(1,052,840)	(48,628,196)
Class R5	(17,383,315)	(13,472,997)
Class R6	(31,497,224)	(53,161,870)
Net increase (decrease) in net assets resulting from share transactions	(76,004,854)	(178,904,766)
Net increase (decrease) in net assets	(62,275,120)	(175,462,927)
Net assets:
Beginning of year	439,488,055	614,950,982
End of year	$377,212,935	$439,488,055
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Short Duration Inflation Protected Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$9.74	$0.35	$0.25	$0.60	$(0.27)	$—	$(0.27)	$10.07	6.25%	$102,740	0.55%	0.66%	3.53%	46%
Year ended 02/29/24	9.67	0.31	0.05	0.36	(0.27)	(0.02)	(0.29)	9.74	3.79	123,910	0.55	0.68	3.22	36
Year ended 02/28/23	10.87	0.50	(0.99)	(0.49)	(0.64)	(0.07)	(0.71)	9.67	(4.66)	185,876	0.55	0.64	4.95	52
Year ended 02/28/22	10.82	0.57	(0.07)	0.50	(0.45)	—	(0.45)	10.87	4.65	126,718	0.55	0.61	5.23	53
Year ended 02/28/21	10.43	0.09	0.40	0.49	(0.09)	(0.01)	(0.10)	10.82	4.76	76,073	0.55	0.67	0.87	49
Class A2
Year ended 02/28/25	9.75	0.36	0.25	0.61	(0.28)	—	(0.28)	10.08	6.35	10,301	0.45	0.56	3.63	46
Year ended 02/29/24	9.68	0.32	0.05	0.37	(0.28)	(0.02)	(0.30)	9.75	3.90	11,023	0.45	0.58	3.32	36
Year ended 02/28/23	10.88	0.51	(0.99)	(0.48)	(0.65)	(0.07)	(0.72)	9.68	(4.56)	11,739	0.45	0.54	5.05	52
Year ended 02/28/22	10.84	0.59	(0.09)	0.50	(0.46)	—	(0.46)	10.88	4.66	13,778	0.45	0.51	5.33	53
Year ended 02/28/21	10.45	0.10	0.40	0.50	(0.09)	(0.02)	(0.11)	10.84	4.86	15,618	0.45	0.57	0.97	49
Class Y
Year ended 02/28/25	9.75	0.37	0.26	0.63	(0.30)	—	(0.30)	10.08	6.51	40,093	0.30	0.41	3.78	46
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	39,865	0.30	0.43	3.47	36
Year ended 02/28/23	10.89	0.53	(1.01)	(0.48)	(0.66)	(0.07)	(0.73)	9.68	(4.49)	87,930	0.30	0.39	5.20	52
Year ended 02/28/22	10.84	0.60	(0.07)	0.53	(0.48)	—	(0.48)	10.89	4.91	100,465	0.30	0.36	5.48	53
Year ended 02/28/21	10.45	0.12	0.40	0.52	(0.11)	(0.02)	(0.13)	10.84	5.02	33,512	0.30	0.42	1.12	49
Class R5
Year ended 02/28/25	9.75	0.37	0.26	0.63	(0.30)	—	(0.30)	10.08	6.51	3,734	0.30	0.37	3.78	46
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	20,557	0.30	0.36	3.47	36
Year ended 02/28/23	10.88	0.53	(1.00)	(0.47)	(0.66)	(0.07)	(0.73)	9.68	(4.41)	33,939	0.30	0.30	5.20	52
Year ended 02/28/22	10.83	0.60	(0.07)	0.53	(0.48)	—	(0.48)	10.88	4.91	28,283	0.30	0.34	5.48	53
Year ended 02/28/21	10.44	0.12	0.40	0.52	(0.11)	(0.02)	(0.13)	10.83	5.02	4,640	0.30	0.34	1.12	49
Class R6
Year ended 02/28/25	9.75	0.37	0.26	0.63	(0.30)	—	(0.30)	10.08	6.51	220,345	0.30	0.32	3.78	46
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	244,133	0.30	0.34	3.47	36
Year ended 02/28/23	10.88	0.53	(1.00)	(0.47)	(0.66)	(0.07)	(0.73)	9.68	(4.41)	295,467	0.30	0.30	5.20	52
Year ended 02/28/22	10.84	0.61	(0.09)	0.52	(0.48)	—	(0.48)	10.88	4.84	322,282	0.28	0.28	5.50	53
Year ended 02/28/21	10.45	0.12	0.40	0.52	(0.11)	(0.02)	(0.13)	10.84	5.05	391,051	0.27	0.27	1.15	49

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Short Duration Inflation Protected Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Short Duration Inflation Protected Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide protection from the negative effects of unanticipated inflation.
The Fund currently consists of five different classes of shares: Class A, Class A2, Class Y, Class R5 and Class R6. Class A2 shares are closed to new investors. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class Y, Class R5 and Class R6 shares are sold at net asset value.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.  Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt securities are subject to interest rate and credit risks.  In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall.  Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics.  Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
7
Invesco Short Duration Inflation Protected Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
I.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.
J.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.200%
Over $500 million	0.175%
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.20%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.55%, 0.45%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended February 28, 2025, the Adviser waived advisory fees of $193 and reimbursed class level expenses of $118,608, $11,268, $38,979, $8,357 and $40,675 of Class A, Class A2, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company
8
Invesco Short Duration Inflation Protected Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class A2 shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.15% of the Fund’s average daily net assets of Class A2 shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $4,576 and $88 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $4,652 and $0 from Class A and Class A2 shares, respectively, for CDSC was imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,642.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
9
Invesco Short Duration Inflation Protected Fund

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$11,418,215	$16,120,223
Return of capital	—	1,216,744
Total distributions	$11,418,215	$17,336,967

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$3,080,822
Net unrealized appreciation (depreciation) — investments	(2,611,677)
Temporary book/tax differences	(55,388)
Capital loss carryforward	(49,380,059)
Shares of beneficial interest	426,179,237
Total net assets	$377,212,935
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,975,572	$42,404,487	$49,380,059
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of long-term U.S. government obligations (other than short-term securities and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $184,257,624 and $269,546,805, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,454,680
Aggregate unrealized (depreciation) of investments	(7,066,357)
Net unrealized appreciation (depreciation) of investments	$(2,611,677)
Cost of investments for tax purposes is $378,870,796.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,449,409	$14,301,604	2,621,073	$25,431,389
Class A2	5,827	57,730	6,335	61,454
Class Y	2,008,722	19,952,124	2,585,616	25,111,227
Class R5	70,611	697,974	571,384	5,560,449
Class R6	4,154,223	41,524,341	2,276,781	22,021,019
Issued as reinvestment of dividends:
Class A	247,229	2,440,840	442,574	4,277,575
Class A2	26,878	265,681	32,682	315,934
Class Y	82,600	816,247	158,724	1,538,619
Class R5	9,231	90,937	23,801	230,119
Class R6	681,127	6,729,040	930,413	8,993,372
10
Invesco Short Duration Inflation Protected Fund

Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(4,219,138)	$(41,734,901)	(9,565,530)	$(92,556,926)
Class A2	(141,631)	(1,402,429)	(121,133)	(1,171,129)
Class Y	(2,203,242)	(21,821,211)	(7,740,312)	(75,278,042)
Class R5	(1,819,000)	(18,172,226)	(1,993,198)	(19,263,565)
Class R6	(8,022,165)	(79,750,605)	(8,693,219)	(84,176,261)
Net increase (decrease) in share activity	(7,669,319)	$(76,004,854)	(18,464,009)	$(178,904,766)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco Short Duration Inflation Protected Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Short Duration Inflation Protected Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Short Duration Inflation Protected Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
12
Invesco Short Duration Inflation Protected Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	100.00%
Qualified Business Income*	0.00%
Business Interest Income*	100.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
13
Invesco Short Duration Inflation Protected Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Short Duration Inflation Protected Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
SDIP-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Short Term Bond Fund
Nasdaq:
A: STBAX ■ C: STBCX ■ R: STBRX ■ Y: STBYX ■ R5: ISTBX ■ R6: ISTFX

2	Schedule of Investments
18	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Tax Information
31	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–67.18%
Aerospace & Defense–1.17%
BAE Systems PLC (United Kingdom), 5.00%, 03/26/2027(b)	$1,534,000	$1,547,775
Boeing Co. (The),
6.26%, 05/01/2027	978,000	1,004,933
6.30%, 05/01/2029	1,419,000	1,487,397
L3Harris Technologies, Inc., 5.40%, 01/15/2027	4,490,000	4,555,040
Lockheed Martin Corp., 4.50%, 02/15/2029(c)	1,565,000	1,567,822
RTX Corp.,
5.00%, 02/27/2026	688,000	690,486
5.75%, 11/08/2026	5,538,000	5,646,854
5.75%, 01/15/2029	1,482,000	1,542,441
TransDigm, Inc.,
6.75%, 08/15/2028(b)	874,000	890,065
6.38%, 03/01/2029(b)	4,621,000	4,687,673
		23,620,486
Agricultural & Farm Machinery–0.33%
AGCO Corp., 5.45%, 03/21/2027	1,688,000	1,711,905
CNH Industrial Capital LLC, 5.45%, 10/14/2025	3,043,000	3,057,034
John Deere Capital Corp.,
5.15%, 09/08/2026	1,311,000	1,328,679
4.90%, 03/03/2028(c)	603,000	614,130
		6,711,748
Apparel Retail–0.02%
Gap, Inc. (The), 3.63%, 10/01/2029(b)(c)	472,000	431,763
Application Software–0.74%
Cadence Design Systems, Inc., 4.30%, 09/10/2029(c)	2,713,000	2,681,753
Constellation Software, Inc. (Canada), 5.16%, 02/16/2029(b)	1,165,000	1,183,913
Intuit, Inc.,
5.25%, 09/15/2026(c)	3,325,000	3,372,960
5.13%, 09/15/2028(c)	5,282,000	5,420,006
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)	432,000	446,807
Roper Technologies, Inc., 4.50%, 10/15/2029(c)	1,911,000	1,903,345
		15,008,784
Asset Management & Custody Banks–2.15%
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	547,000	547,662
Bank of New York Mellon Corp. (The), 4.98%, 03/14/2030(c)(d)	1,131,000	1,148,621
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	843,000	860,108
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028(b)	4,826,000	4,863,714
Citadel L.P., 6.00%, 01/23/2030(b)	439,000	447,415
Principal Amount		Value
Asset Management & Custody Banks–(continued)
New Mountain Finance Corp., 6.20%, 10/15/2027	$5,945,000	$6,016,198
State Street Corp.,
5.10%, 05/18/2026(d)	3,700,000	3,704,591
5.27%, 08/03/2026	5,256,000	5,321,616
5.75%, 11/04/2026(d)	1,183,000	1,192,633
4.99%, 03/18/2027	3,536,000	3,579,435
4.54%, 02/28/2028	9,492,000	9,525,311
4.53%, 02/20/2029(c)(d)	2,845,000	2,845,970
5.68%, 11/21/2029(c)(d)	3,073,000	3,191,386
		43,244,660
Automobile Manufacturers–5.32%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	4,950,000	4,861,221
American Honda Finance Corp., 5.80%, 10/03/2025(c)	7,695,000	7,752,970
Daimler Truck Finance North America LLC (Germany),
5.60%, 08/08/2025(b)	2,635,000	2,643,333
5.15%, 01/16/2026(b)(c)	2,096,000	2,104,891
4.95%, 01/13/2028(b)	794,000	800,806
Ford Motor Credit Co. LLC,
7.30% (SOFR + 2.95%), 03/06/2026(e)	3,180,000	3,233,157
5.85%, 05/17/2027	7,928,000	7,992,103
6.80%, 11/07/2028	2,398,000	2,490,308
Hyundai Capital America,
5.88%, 04/07/2025(b)	3,225,000	3,228,250
5.80%, 06/26/2025(b)	3,692,000	3,702,795
5.65%, 06/26/2026(b)	1,561,000	1,580,354
5.30%, 03/19/2027(b)	3,220,000	3,255,113
5.00%, 01/07/2028(b)(c)	8,267,000	8,324,928
5.60%, 03/30/2028(b)(c)	904,000	924,864
5.30%, 01/08/2030(b)	2,570,000	2,614,222
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,243,000	2,275,859
Mercedes-Benz Finance North America LLC (Germany),
5.29% (SOFR + 0.93%), 03/30/2025(b)(e)	3,961,000	3,963,263
5.38%, 08/01/2025(b)(c)	5,311,000	5,329,557
Toyota Motor Credit Corp.,
5.60%, 09/11/2025	7,945,000	7,995,535
4.55%, 08/07/2026	6,294,000	6,320,421
5.25%, 09/11/2028(c)	4,396,000	4,513,878
Volkswagen Group of America Finance LLC (Germany),
5.80%, 09/12/2025(b)(c)	6,691,000	6,732,476
5.40%, 03/20/2026(b)	6,591,000	6,622,704
4.90%, 08/14/2026(b)	2,956,000	2,959,992
5.30%, 03/22/2027(b)	4,989,000	5,027,357
		107,250,357
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Short Term Bond Fund

Principal Amount		Value
Automotive Parts & Equipment–0.08%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)(c)	$373,000	$381,967
Toyota Motor Credit Corp., 4.55%, 08/09/2029(c)	1,295,000	1,296,450
		1,678,417
Automotive Retail–0.56%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	1,889,000	1,898,087
Lithia Motors, Inc., 4.63%, 12/15/2027(b)(c)	6,000,000	5,854,178
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	3,506,000	3,574,929
		11,327,194
Biotechnology–0.28%
AbbVie, Inc., 4.80%, 03/15/2027	3,368,000	3,398,129
Amgen, Inc., 5.25%, 03/02/2025	2,240,000	2,240,000
		5,638,129
Building Products–0.09%
Lennox International, Inc., 5.50%, 09/15/2028	1,662,000	1,707,103
Cable & Satellite–0.22%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	4,427,000	4,520,732
Cargo Ground Transportation–0.92%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	1,891,000	1,913,837
5.35%, 01/12/2027(b)	1,136,000	1,148,954
6.05%, 08/01/2028(b)(c)	1,268,000	1,317,461
5.25%, 02/01/2030(b)	9,887,000	10,037,978
Ryder System, Inc.,
5.30%, 03/15/2027(c)	2,815,000	2,856,850
4.90%, 12/01/2029(c)	1,236,000	1,242,286
		18,517,366
Commercial & Residential Mortgage Finance–0.14%
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	2,792,000	2,873,517
Construction Machinery & Heavy Transportation Equipment– 0.55%
Caterpillar Financial Services Corp.,
4.81% (SOFR + 0.46%), 08/11/2025(e)	1,681,000	1,683,199
5.15%, 08/11/2025	2,103,000	2,108,756
4.50%, 01/07/2027(c)	4,259,000	4,286,036
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)(c)	2,959,000	3,024,382
		11,102,373
Principal Amount		Value
Consumer Electronics–0.81%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	$14,770,000	$15,043,914
5.63%, 04/24/2029(b)	1,284,000	1,320,446
		16,364,360
Consumer Finance–0.83%
American Express Co., 5.65%, 04/23/2027(d)	3,611,000	3,655,609
Capital One Financial Corp., 7.15%, 10/29/2027(d)	1,840,000	1,909,442
General Motors Financial Co., Inc.,
5.65% (SOFR + 1.30%), 04/07/2025(e)	4,845,000	4,849,141
6.05%, 10/10/2025(c)	4,538,000	4,571,203
5.40%, 04/06/2026	432,000	434,683
SLM Corp., 6.50%, 01/31/2030(c)	1,302,000	1,340,565
		16,760,643
Distillers & Vintners–0.22%
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	4,429,000	4,494,903
Distributors–0.24%
Genuine Parts Co.,
6.50%, 11/01/2028(c)	2,095,000	2,215,722
4.95%, 08/15/2029(c)	2,629,000	2,635,011
		4,850,733
Diversified Banks–18.23%
Banco Santander S.A. (Spain), 6.53%, 11/07/2027(d)	400,000	412,018
Bank of America Corp.,
5.08%, 01/20/2027(d)	3,201,000	3,214,868
4.98%, 01/24/2029(c)(d)	10,116,000	10,207,286
5.37% (SOFR + 1.01%), 01/24/2031(e)	2,159,000	2,166,332
Bank of Montreal (Canada),
5.30%, 06/05/2026	1,341,000	1,355,424
5.68% (SOFR + 1.33%), 06/05/2026(e)	3,102,000	3,134,873
5.00%, 01/27/2029(c)(d)	4,145,000	4,186,202
5.22% (SOFR + 0.86%), 01/27/2029(e)	4,463,000	4,468,961
Barclays PLC (United Kingdom),
6.50%, 09/13/2027(d)	5,455,000	5,595,600
5.09%, 02/25/2029(d)	2,842,000	2,860,093
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026(c)	8,721,000	8,917,062
Citibank N.A.,
4.93%, 08/06/2026	3,531,000	3,557,336
5.49%, 12/04/2026	6,332,000	6,444,976
5.07% (SOFR + 0.71%), 11/19/2027(e)	8,461,000	8,486,434
Citigroup, Inc.,
5.82% (3 mo. Term SOFR + 1.51%), 07/01/2026(e)	8,363,000	8,396,707
5.61%, 09/29/2026(c)(d)	4,584,000	4,610,375
4.79%, 03/04/2029(d)	9,492,000	9,519,726
4.54%, 09/19/2030(d)	3,639,000	3,585,718
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Comerica, Inc., 5.98%, 01/30/2030(d)	$708,000	$721,501
Deutsche Bank AG (Germany),
5.37%, 01/10/2029(d)	3,649,000	3,683,543
5.56% (SOFR + 1.21%), 01/10/2029(e)	1,208,000	1,211,473
Fifth Third Bancorp, 6.34%, 07/27/2029(d)	427,000	447,247
Fifth Third Bank N.A.,
4.97%, 01/28/2028(c)(d)	2,980,000	2,998,974
5.19% (SOFR + 0.81%), 01/28/2028(e)	4,695,000	4,716,019
Goldman Sachs Bank USA, 5.28%, 03/18/2027(c)(d)	8,730,000	8,793,060
HSBC Holdings PLC (United Kingdom),
7.34%, 11/03/2026(d)	4,170,000	4,244,069
5.89%, 08/14/2027(d)	2,600,000	2,645,306
5.13%, 11/19/2028(d)	8,745,000	8,813,995
5.40% (SOFR + 1.04%), 11/19/2028(e)	5,509,000	5,538,933
4.90%, 03/03/2029(d)	5,374,000	5,386,076
5.39% (SOFR + 1.03%), 03/03/2029(e)	6,936,000	6,952,497
5.65% (SOFR + 1.29%), 11/19/2030(e)	6,231,000	6,308,222
HSBC USA, Inc., 5.29%, 03/04/2027(c)	6,375,000	6,483,503
ING Groep N.V. (Netherlands), 6.08%, 09/11/2027(c)(d)	4,517,000	4,613,931
JPMorgan Chase & Co.,
6.07%, 10/22/2027(d)	4,763,000	4,878,351
5.04%, 01/23/2028(d)	4,635,000	4,673,530
5.57%, 04/22/2028(c)(d)	2,648,000	2,698,178
4.98%, 07/22/2028(d)	8,560,000	8,629,312
4.51%, 10/22/2028(c)(d)	5,194,000	5,180,733
4.92%, 01/24/2029(c)(d)	1,014,000	1,022,133
5.16% (SOFR + 0.80%), 01/24/2029(e)	3,820,000	3,831,018
6.09%, 10/23/2029(d)	2,595,000	2,714,110
KeyBank N.A.,
4.70%, 01/26/2026	1,588,000	1,589,107
5.85%, 11/15/2027	1,773,000	1,823,819
Lloyds Banking Group PLC (United Kingdom),
5.99%, 08/07/2027(d)	2,793,000	2,842,535
5.46%, 01/05/2028(d)	5,610,000	5,684,563
5.42% (SOFR + 1.06%), 11/26/2028(e)	7,939,000	7,987,986
Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(b)(c)	6,073,000	6,186,508
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026(c)	3,519,000	3,517,689
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.54%, 04/17/2026(c)(d)	5,242,000	5,247,186
Morgan Stanley Bank N.A.,
5.48%, 07/16/2025(c)	2,352,000	2,358,686
5.88%, 10/30/2026	3,641,000	3,725,495
4.45%, 10/15/2027(d)	5,660,000	5,648,902
4.95%, 01/14/2028(d)	4,947,000	4,979,751
5.50%, 05/26/2028(d)	5,991,000	6,096,486
5.02%, 01/12/2029(d)	1,075,000	1,085,279
Principal Amount		Value
Diversified Banks–(continued)
Morgan Stanley Bank, N.A., 4.97%, 07/14/2028(d)	$5,270,000	$5,314,912
National Securities Clearing Corp.,
5.15%, 05/30/2025(b)	1,757,000	1,759,606
5.10%, 11/21/2027(b)	2,739,000	2,787,295
NatWest Group PLC (United Kingdom),
7.47%, 11/10/2026(d)	2,599,000	2,648,413
5.58%, 03/01/2028(d)	3,570,000	3,630,538
5.52%, 09/30/2028(d)	1,900,000	1,935,643
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	946,000	954,351
PNC Bank N.A., 4.86% (SOFR + 0.50%), 01/15/2027(e)	6,508,000	6,519,021
PNC Financial Services Group, Inc. (The),
5.81%, 06/12/2026(c)(d)	3,731,000	3,741,564
6.62%, 10/20/2027(d)	3,305,000	3,412,170
5.58%, 06/12/2029(d)	3,076,000	3,161,524
Royal Bank of Canada (Canada),
4.88%, 01/19/2027(c)	1,721,000	1,736,454
4.97%, 01/24/2029(d)	9,201,000	9,291,003
5.19% (SOFR + 0.83%), 01/24/2029(c)(e)	4,535,000	4,548,491
5.39% (SOFR + 1.03%), 02/04/2031(c)(e)	9,396,000	9,481,358
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	2,602,000	2,653,505
6.75%, 02/08/2028(b)(d)	2,771,000	2,872,334
5.55%, 01/21/2029(b)(d)	4,794,000	4,880,757
5.60% (SOFR + 1.24%), 01/21/2029(b)(e)	3,296,000	3,327,595
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	1,930,000	1,952,334
5.65%, 09/14/2026(b)	2,081,000	2,117,574
5.20%, 03/07/2027(b)(c)	2,988,000	3,028,966
Toronto-Dominion Bank (The) (Canada), 5.00% (SOFR + 0.62%), 12/17/2026(e)	8,036,000	8,057,576
U.S. Bancorp,
5.73%, 10/21/2026(d)	4,055,000	4,082,321
6.79%, 10/26/2027(d)	9,142,000	9,461,846
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	1,637,000	1,670,492
5.57%, 07/25/2029(d)	1,596,000	1,636,803
6.30%, 10/23/2029(d)	1,783,000	1,875,580
7.63%(c)(d)(f)	1,737,000	1,851,380
		367,471,103
Diversified Capital Markets–1.77%
Ares Strategic Income Fund, 5.70%, 03/15/2028(b)	3,144,000	3,167,704
UBS AG (Switzerland),
5.80%, 09/11/2025	5,725,000	5,765,034
4.86%, 01/10/2028(c)(d)	7,619,000	7,654,592
UBS Group AG (Switzerland),
6.37%, 07/15/2026(b)(d)	6,543,000	6,583,296
5.71%, 01/12/2027(b)(d)	6,985,000	7,049,080
6.25%, 09/22/2029(b)(d)	5,188,000	5,436,315
		35,656,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Financial Services–1.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.10%, 01/15/2027	$6,284,000	$6,432,992
Avolon Holdings Funding Ltd. (Ireland), 4.95%, 01/15/2028(b)	3,182,000	3,174,093
LPL Holdings, Inc.,
5.70%, 05/20/2027	1,079,000	1,098,570
6.75%, 11/17/2028(c)	1,139,000	1,205,208
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	11,240,000	11,246,476
		23,157,339
Diversified Metals & Mining–0.69%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2026	7,999,000	8,102,463
5.10%, 09/08/2028	4,211,000	4,289,827
Glencore Funding LLC (Australia), 5.42% (SOFR + 1.06%), 04/04/2027(b)(e)	1,596,000	1,604,822
		13,997,112
Diversified Support Services–0.15%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	2,654,000	2,799,997
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	217,000	222,822
		3,022,819
Electric Utilities–3.89%
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,678,000	1,787,745
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	1,244,000	1,271,821
4.80%, 03/15/2030(c)	1,928,000	1,937,668
Consolidated Edison Co. of New York, Inc., 4.88% (SOFR + 0.52%), 11/18/2027(c)(e)	4,005,000	4,025,795
Duke Energy Corp.,
5.00%, 12/08/2025	2,251,000	2,257,905
4.85%, 01/05/2027	4,234,000	4,265,941
5.00%, 12/08/2027	661,000	669,495
4.85%, 01/05/2029	975,000	982,083
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	2,526,000	2,554,652
Eversource Energy, 5.00%, 01/01/2027	2,178,000	2,193,671
Exelon Corp., 5.13%, 03/15/2031	3,312,000	3,353,077
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	603,000	597,846
Georgia Power Co., 5.13% (SOFR + 0.75%), 05/08/2025(e)	6,606,000	6,613,712
Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/2026	$3,579,000	$3,644,297
5.16% (SOFR + 0.80%), 02/05/2027(c)(e)	5,542,000	5,585,777
4.12%, 09/16/2027	4,945,000	4,906,878
4.85%, 02/07/2029(c)	1,774,000	1,788,571
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	1,427,000	1,427,000
5.75%, 09/01/2025	5,047,000	5,071,313
4.95%, 01/29/2026	6,661,000	6,686,571
4.85%, 02/04/2028(c)	4,765,000	4,808,598
6.38%, 08/15/2055(c)(d)	3,655,000	3,676,534
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	2,338,000	2,338,308
PacifiCorp, 5.10%, 02/15/2029(c)	1,131,000	1,148,550
Southern Co. (The),
5.15%, 10/06/2025	991,000	994,195
Series B, 4.00%, 01/15/2051(d)	2,039,000	2,017,094
Vistra Operations Co. LLC, 5.05%, 12/30/2026(b)	1,784,000	1,791,227
		78,396,324
Electrical Components & Equipment–0.59%
Regal Rexnord Corp.,
6.05%, 02/15/2026	4,684,000	4,724,558
6.05%, 04/15/2028	2,250,000	2,301,612
Vertiv Group Corp., 4.13%, 11/15/2028(b)	4,950,000	4,762,256
		11,788,426
Environmental & Facilities Services–0.41%
Veralto Corp.,
5.50%, 09/18/2026	5,719,000	5,797,882
5.35%, 09/18/2028	2,324,000	2,381,848
		8,179,730
Financial Exchanges & Data–0.06%
Nasdaq, Inc.,
5.65%, 06/28/2025	740,000	741,991
5.35%, 06/28/2028	408,000	418,063
		1,160,054
Gas Utilities–0.04%
Southwest Gas Corp., 5.45%, 03/23/2028	827,000	843,190
Health Care Equipment–0.74%
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	953,000	962,538
Stryker Corp.,
4.55%, 02/10/2027(c)	6,190,000	6,203,725
4.70%, 02/10/2028	7,792,000	7,838,990
		15,005,253
Health Care Facilities–0.06%
HCA, Inc., 5.00%, 03/01/2028(c)	1,168,000	1,177,614
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Short Term Bond Fund

Principal Amount		Value
Health Care Services–0.59%
CVS Health Corp.,
5.00%, 01/30/2029	$1,248,000	$1,254,043
7.00%, 03/10/2055(d)	6,860,000	6,939,123
Icon Investments Six DAC,
5.81%, 05/08/2027	2,055,000	2,098,651
5.85%, 05/08/2029	1,536,000	1,586,564
		11,878,381
Hotels, Resorts & Cruise Lines–0.36%
Carnival Corp., 5.75%, 03/15/2030(b)	4,662,000	4,678,561
Marriott International, Inc., 4.80%, 03/15/2030(c)	2,528,000	2,527,499
		7,206,060
Housewares & Specialties–0.05%
Newell Brands, Inc., 6.38%, 05/15/2030	950,000	949,344
Independent Power Producers & Energy Traders–0.07%
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	1,500,000	1,501,193
Industrial Machinery & Supplies & Components–0.12%
Ingersoll Rand, Inc., 5.20%, 06/15/2027	1,538,000	1,559,861
Nordson Corp., 5.60%, 09/15/2028	854,000	878,796
		2,438,657
Industrial REITs–0.04%
LXP Industrial Trust, 6.75%, 11/15/2028	734,000	778,490
Insurance Brokers–0.15%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	2,922,000	2,926,642
Integrated Oil & Gas–0.53%
Occidental Petroleum Corp.,
5.88%, 09/01/2025	5,436,000	5,448,345
5.00%, 08/01/2027	4,127,000	4,145,254
5.20%, 08/01/2029	999,000	1,004,722
		10,598,321
Integrated Telecommunication Services–0.74%
NBN Co. Ltd. (Australia), 4.00%, 10/01/2027(b)	9,091,000	8,996,549
T-Mobile USA, Inc., 4.95%, 03/15/2028	1,041,000	1,050,293
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	3,001,000	2,990,045
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,808,000	1,924,327
		14,961,214
Interactive Media & Services–0.10%
Meta Platforms, Inc., 4.30%, 08/15/2029	2,049,000	2,046,044
Internet Services & Infrastructure–0.04%
VeriSign, Inc., 5.25%, 04/01/2025	700,000	699,662
Principal Amount		Value
Investment Banking & Brokerage–1.95%
Charles Schwab Corp. (The), 5.88%, 08/24/2026(c)	$8,837,000	$9,005,488
Goldman Sachs Group, Inc. (The),
5.22% (SOFR + 0.81%), 03/09/2027(e)	5,346,000	5,359,411
5.23% (SOFR + 0.82%), 09/10/2027(e)	453,000	454,299
5.44% (SOFR + 1.08%), 01/28/2031(e)	9,017,000	9,096,617
Series W, 7.50%(c)(d)(f)	10,381,000	11,024,913
Morgan Stanley,
5.05%, 01/28/2027(d)	1,723,000	1,730,392
5.65%, 04/13/2028(d)	1,743,000	1,778,240
5.45%, 07/20/2029(d)	880,000	900,674
		39,350,034
IT Consulting & Other Services–1.17%
International Business Machines Corp.,
4.65%, 02/10/2028	9,411,000	9,438,865
4.80%, 02/10/2030	14,069,000	14,143,616
		23,582,481
Leisure Products–0.09%
Polaris, Inc., 6.95%, 03/15/2029(c)	1,725,000	1,824,543
Life & Health Insurance–4.28%
American National Global Funding, 5.55%, 01/28/2030(b)	1,281,000	1,308,416
Athene Global Funding,
5.62%, 05/08/2026(b)	6,317,000	6,394,250
4.86%, 08/27/2026(b)	7,173,000	7,193,612
5.52%, 03/25/2027(b)	2,519,000	2,559,797
Corebridge Global Funding,
5.67% (SOFR + 1.30%), 09/25/2026(b)(e)	4,008,000	4,048,715
4.65%, 08/20/2027(b)(c)	3,882,000	3,893,779
5.90%, 09/19/2028(b)	1,643,000	1,709,843
5.20%, 01/12/2029(b)(c)	1,274,000	1,297,559
5.20%, 06/24/2029(b)	2,360,000	2,403,282
Delaware Life Global Funding, Series 22-1, 3.31%, 03/10/2025(b)	6,041,000	6,038,100
GA Global Funding Trust,
4.40%, 09/23/2027(b)(c)	5,032,000	4,994,255
5.50%, 01/08/2029(b)	2,136,000	2,180,975
Jackson National Life Global Funding, 5.50%, 01/09/2026(b)	4,172,000	4,204,440
MassMutual Global Funding II, 5.10%, 04/09/2027(b)(c)	5,600,000	5,684,768
Northwestern Mutual Global Funding, 5.07%, 03/25/2027(b)	2,905,000	2,944,558
Pacific Life Global Funding II,
5.43% (SOFR + 1.05%), 07/28/2026(b)(e)	4,448,000	4,488,907
5.50%, 08/28/2026(b)(c)	6,283,000	6,386,592
4.50%, 08/28/2029(b)	7,039,000	7,035,279
Pricoa Global Funding I,
5.55%, 08/28/2026(b)(c)	2,658,000	2,704,801
4.40%, 08/27/2027(b)	3,583,000	3,587,048
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Short Term Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Principal Life Global Funding II, 5.00%, 01/16/2027(b)(c)	$1,225,000	$1,237,177
Protective Life Global Funding, 5.37%, 01/06/2026(b)(c)	4,028,000	4,056,240
		86,352,393
Managed Health Care–0.52%
Elevance Health, Inc., 5.35%, 10/15/2025(c)	3,618,000	3,631,079
Humana, Inc., 5.75%, 12/01/2028(c)	1,292,000	1,332,280
UnitedHealth Group, Inc.,
5.15%, 10/15/2025(c)	1,589,000	1,595,606
4.75%, 07/15/2026	3,981,000	4,005,510
		10,564,475
Metal, Glass & Plastic Containers–0.13%
Sealed Air Corp., 7.25%, 02/15/2031(b)	2,500,000	2,614,175
Multi-Family Residential REITs–0.46%
Camden Property Trust, 5.85%, 11/03/2026	9,142,000	9,346,843
Multi-Utilities–0.46%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	2,721,000	2,740,625
DTE Energy Co., 4.95%, 07/01/2027	1,065,000	1,073,711
NiSource, Inc., 5.25%, 03/30/2028	407,000	413,288
Sempra, 6.63%, 04/01/2055(c)(d)	1,882,000	1,860,771
WEC Energy Group, Inc.,
5.00%, 09/27/2025	2,405,000	2,407,926
5.15%, 10/01/2027(c)	829,000	841,006
		9,337,327
Office REITs–0.30%
Brandywine Operating Partnership L.P., 8.30%, 03/15/2028(c)	4,768,000	5,047,786
Office Properties Income Trust, 9.00%, 09/30/2029(b)	1,069,000	905,978
		5,953,764
Oil & Gas Exploration & Production–0.33%
Diamondback Energy, Inc.,
5.20%, 04/18/2027	1,483,000	1,501,861
5.15%, 01/30/2030(c)	1,411,000	1,433,079
Pioneer Natural Resources Co., 5.10%, 03/29/2026	434,000	437,361
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	3,162,143	3,233,033
		6,605,334
Oil & Gas Storage & Transportation–3.56%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	639,000	649,819
Energy Transfer L.P.,
6.05%, 12/01/2026	3,782,000	3,870,811
5.50%, 06/01/2027	10,111,000	10,269,134
6.10%, 12/01/2028	1,317,000	1,376,550
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	9,953,000	10,215,550
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Kinder Morgan, Inc., 5.10%, 08/01/2029	$2,975,000	$3,011,330
ONEOK, Inc.,
5.85%, 01/15/2026	1,951,000	1,967,955
5.55%, 11/01/2026	1,754,000	1,779,204
4.25%, 09/24/2027	6,896,000	6,830,999
5.65%, 11/01/2028	645,000	664,609
Plains All American Pipeline L.P., Series B, 8.69% (3 mo. Term SOFR + 4.37%)(e)(f)	4,776,000	4,791,586
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027(b)	5,145,000	5,150,347
5.03%, 10/01/2029(b)(c)	1,679,000	1,670,538
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	7,978,000	8,544,844
Transcanada Trust (Canada), 5.63%, 05/20/2075(d)	2,975,000	2,977,092
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)	2,000,000	2,028,812
Williams Cos., Inc. (The),
5.30%, 08/15/2028	3,662,000	3,736,006
4.80%, 11/15/2029	2,198,000	2,198,964
		71,734,150
Packaged Foods & Meats–0.13%
General Mills, Inc., 5.50%, 10/17/2028	1,692,000	1,744,844
The Campbell’s Company, 5.20%, 03/19/2027	940,000	952,807
		2,697,651
Paper & Plastic Packaging Products & Materials–0.05%
Berry Global, Inc., 4.88%, 07/15/2026(b)	1,098,000	1,097,286
Passenger Airlines–0.50%
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	1,443,825	1,370,770
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	625,000	624,739
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	269,030	256,557
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	3,159,327	3,153,441
United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	1,394,412	1,377,918
Series 2020-1, Class A, 5.88%, 10/15/2027	1,951,210	1,987,647
United AirLines, Inc., 4.38%, 04/15/2026(b)	1,404,000	1,387,171
		10,158,243
Personal Care Products–0.07%
Coty, Inc., 5.00%, 04/15/2026(b)	1,340,000	1,337,657
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Short Term Bond Fund

Principal Amount		Value
Pharmaceuticals–0.87%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(c)	$2,988,000	$3,019,139
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	2,086,000	2,098,358
4.90%, 02/22/2027	651,000	658,581
Johnson & Johnson,
4.50%, 03/01/2027	9,345,000	9,401,708
4.70%, 03/01/2030(c)	2,334,000	2,368,935
		17,546,721
Rail Transportation–0.45%
TTX Co., 5.50%, 09/25/2026(b)	8,828,000	8,964,678
Real Estate Development–0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	7,459,000	8,242,265
Regional Banks–0.56%
Huntington Bancshares, Inc., 6.21%, 08/21/2029(d)	1,254,000	1,308,341
Santander Holdings USA, Inc., 6.12%, 05/31/2027(c)(d)	2,892,000	2,938,112
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(d)	2,692,000	2,730,122
Truist Financial Corp.,
6.05%, 06/08/2027(c)(d)	1,607,000	1,635,461
7.16%, 10/30/2029(d)	859,000	925,351
5.44%, 01/24/2030(c)(d)	1,627,000	1,659,693
		11,197,080
Restaurants–0.52%
McDonald’s Corp., 4.60%, 05/15/2030	4,892,000	4,889,515
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	5,133,000	5,486,966
		10,376,481
Retail REITs–0.04%
Realty Income Corp., 5.05%, 01/13/2026(c)	747,000	746,967
Self-Storage REITs–0.53%
Extra Space Storage L.P., 5.70%, 04/01/2028	872,000	897,264
Public Storage Operating Co.,
5.07% (SOFR + 0.70%), 04/16/2027(e)	8,904,000	8,954,094
5.13%, 01/15/2029	791,000	809,223
		10,660,581
Semiconductors–0.68%
Broadcom, Inc.,
5.05%, 07/12/2027(c)	3,429,000	3,471,290
4.15%, 02/15/2028	5,024,000	4,973,693
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)(c)	1,050,000	1,090,222
5.50%, 01/25/2031(b)	4,184,000	4,263,384
		13,798,589
Soft Drinks & Non-alcoholic Beverages–0.11%
PepsiCo, Inc., 4.60%, 02/07/2030	2,101,000	2,115,727
Principal Amount		Value
Sovereign Debt–1.13%
Indonesia Government International Bond (Indonesia), 4.40%, 03/10/2029	$9,538,000	$9,428,121
Mexico Government International Bond (Mexico), 5.00%, 05/07/2029	9,715,000	9,586,096
Romanian Government International Bond (Romania), 5.88%, 01/30/2029(b)	3,794,000	3,786,489
		22,800,706
Specialized Consumer Services–0.05%
ERAC USA Finance LLC, 5.00%, 02/15/2029(b)	934,000	946,601
Specialized Finance–0.23%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.75%, 06/06/2028	1,738,000	1,787,627
Blackstone Private Credit Fund, 7.05%, 09/29/2025	1,451,000	1,468,101
State Street Bank and Trust Co., 4.82% (SOFR + 0.46%), 11/25/2026(e)	1,394,000	1,396,290
		4,652,018
Specialty Chemicals–0.29%
Sasol Financing USA LLC (South Africa), 8.75%, 05/03/2029(b)	3,266,000	3,331,170
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	2,500,000	2,545,287
		5,876,457
Steel–0.42%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	2,602,000	2,721,924
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(c)	1,500,000	1,498,797
6.88%, 11/01/2029(b)	1,950,000	1,961,542
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,197,000	2,216,283
		8,398,546
Systems Software–0.10%
Oracle Corp., 5.80%, 11/10/2025(c)	2,045,000	2,062,447
Tobacco–0.88%
Altria Group, Inc., 4.88%, 02/04/2028(c)	2,560,000	2,580,579
Philip Morris International, Inc.,
5.00%, 11/17/2025	2,416,000	2,424,630
4.75%, 02/12/2027	4,107,000	4,134,519
4.38%, 11/01/2027	5,211,000	5,197,206
5.13%, 11/17/2027	1,275,000	1,295,825
5.25%, 09/07/2028	1,961,000	2,008,022
		17,640,781
Trading Companies & Distributors–0.34%
Air Lease Corp., Series B, 4.65%(d)(f)	1,351,000	1,329,518
Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(b)	2,953,000	3,061,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Short Term Bond Fund

Principal Amount		Value
Trading Companies & Distributors–(continued)
Mitsubishi Corp. (Japan), 5.00%, 07/02/2029(b)	$2,393,000	$2,439,301
		6,830,010
Transaction & Payment Processing Services–0.33%
Fiserv, Inc., 5.15%, 03/15/2027	6,557,000	6,627,741
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,340,183,893)		1,353,983,013

Asset-Backed Securities–25.17%
AGL CLO 17 Ltd., Series 2022- 17A, Class AR, 5.25% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(e)	4,509,000	4,510,438
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(g)	446,025	430,921
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	1,619,125	1,521,339
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(g)	850,319	811,573
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(g)	2,350,638	2,022,021
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(g)	9,204,833	7,931,793
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	5,750,587	5,305,952
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	4,152,281	4,195,652
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	3,507,421	3,509,804
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	5,338,963	5,372,233
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-5A, Class A, 6.12%, 04/20/2027(b)	19,000,000	19,282,796
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	2,033,000	2,071,015
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,425,000	2,447,978
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	6,690,000	6,871,235
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2021-1A, Class AR, 5.27% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(e)	2,452,000	2,452,772
Series 2022-1A, Class A1, 5.61% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(e)	2,554,000	2,557,193
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 6.41%, 05/25/2034(g)	9,018	8,719
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(g)	4,557,579	4,026,229
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(g)	5,399,734	4,632,764
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	$79,293	$75,184
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	163,087	154,498
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(h)	16,725,804	207,659
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(e)	5,262,000	5,263,610
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(g)	755,913	727,455
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 5.36% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(e)	1,523,000	1,524,849
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.28% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	2,961,966	2,957,709
Series 2021-VOLT, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	6,565,000	6,526,930
Series 2021-VOLT, Class B, 5.38% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	11,325,000	11,246,528
Series 2021-VOLT, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(e)	2,795,000	2,775,782
Series 2021-VOLT, Class D, 6.08% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(e)	6,464,000	6,420,780
BX Trust,
Series 2021-LGCY, Class A, 4.93% (1 mo. Term SOFR + 0.62%), 10/15/2036(b)(e)	25,000,000	24,884,185
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	2,630,000	2,660,409
Series 2022-LBA6, Class A, 5.31% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	5,550,000	5,543,547
Series 2022-LBA6, Class B, 5.61% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	3,435,000	3,430,624
Series 2022-LBA6, Class C, 5.91% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	1,835,000	1,833,015
Series 2025-VLT6, Class A, 5.77% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(e)	4,055,000	4,051,499
Series 2025-VLT6, Class B, 6.21% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(e)	2,870,000	2,869,732
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	11,274,000	11,485,509
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Short Term Bond Fund

Principal Amount		Value

CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.89%, 11/13/2050(h)	$6,898,559	$120,120
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.37% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(e)	2,836,718	2,840,570
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	42,718	40,560
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	1,371,282	1,243,789
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.93%, 01/25/2036(g)	178,474	164,729
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(h)	18,231,310	379,095
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 7.72%, 08/25/2034(g)	25,724	24,273
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	314,484	297,390
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(g)	5,143,604	4,234,562
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(g)	6,070,578	5,401,044
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(g)	3,311,971	3,000,357
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	3,346,452	3,138,606
Series 2022-5, Class A1, 4.55%, 04/25/2067(b)(g)	11,445,698	11,399,611
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	132,753	129,204
Series 2005-J4, Class A7, 5.50%, 11/25/2035	241,419	199,850
Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 3.24%, 02/25/2050(b)(g)	2,531,808	2,414,609
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(b)(g)	10,988,303	9,922,005
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(g)	707,780	640,433
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(g)	3,461,593	3,127,897
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(g)	4,255,325	4,073,115
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(g)	4,906,321	4,881,548
Series 2022-NQM4, Class A1A, 4.82%, 06/25/2067(b)	7,669,156	7,626,908
Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(g)	$104,761	$103,574
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(g)	931,565	803,359
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(g)	3,282,352	2,885,335
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	4,725,243	4,706,458
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	1,403,698	1,413,855
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	730,000	745,515
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	1,490,000	1,495,335
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(g)	7,836,943	6,964,177
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(g)	1,634,073	1,456,995
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.27% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(e)	5,654,000	5,656,804
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	5,507,791	5,624,684
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(g)	1,138,284	1,104,635
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)	530,628	507,863
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(g)	2,827,630	2,884,034
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A1R3, 5.27% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(e)	1,680,000	1,680,973
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 5.36% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(e)	6,404,495	6,410,951
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.44% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(e)	2,228,000	2,236,801
Golub Capital Partners CLO 53 (B) Ltd., Series 2019-53A, Class AR, 0.00%	6,284,000	6,284,000
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(g)	4,188,197	3,709,546
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.51%, 07/25/2035(g)	17,067	15,997
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(b)	669,635	656,362
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	655,611	658,037
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Short Term Bond Fund

Principal Amount		Value

ICG US CLO Ltd., Series 2016-1A, Class A1RR, 5.81% (3 mo. Term SOFR + 1.51%), 04/29/2034(b)(e)	$2,998,492	$3,004,201
IP Lending IV Ltd., Series 2022- 4A, Class SNR, 6.05%, 04/28/2027(b)(i)	6,557,000	6,414,713
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(g)	80,846	81,904
JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 0.93%, 02/15/2048(h)	5,069,097	340
KKR Financial CLO Ltd., Series 2013-1A, Class A1R2, 5.40% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(e)	1,134,488	1,135,256
Life Mortgage Trust, Series 2021-BMR, Class B, 5.31% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(e)	663,457	662,004
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 5.47% (3 mo. Term SOFR + 1.18%), 10/18/2030(b)(e)	4,491,120	4,496,563
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(g)	3,225,965	2,867,732
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(g)	3,187,766	2,828,093
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(g)	207,866	196,393
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(g)	6,036,026	5,326,269
MMAF Equipment Finance LLC, Series 2020-A, Class A3, 0.97%, 04/09/2027(b)	2,287,070	2,235,083
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(h)	6,887,400	138,121
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(g)	5,979,725	6,032,854
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	486,861	461,536
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(g)	870,161	816,886
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(g)	3,231,356	3,031,023
Oaktree CLO Ltd., Series 2021-2A, Class AR, 5.27% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(e)	5,654,000	5,655,951
Principal Amount		Value

OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(g)	$43,006	$42,453
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	4,903,088	4,102,753
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(g)	3,975,318	3,548,753
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(b)	2,935,078	2,926,562
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)	6,609,676	6,620,735
Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	2,752,321	2,761,809
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(g)	3,654,982	3,259,820
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.26% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(e)	3,978,000	3,980,291
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 5.65% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(e)	3,874,000	3,875,096
PRKCM Trust,
Series 2021-AFC2, Class M1, 5.34%, 08/25/2057(b)(g)	4,818,319	4,806,264
Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	4,972,613	5,074,490
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	3,276,111	3,060,255
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	8,368,327	8,359,005
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,368,040	6,729,945
Rate Mortgage Trust, Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(g)	2,405,000	2,428,095
Regatta XIII Funding Ltd., Series 2018-2A, Class A1R, 5.40% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	2,485,439	2,489,907
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,643	2,105
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(g)	186,786	184,132
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	2,766,687	2,699,714
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(g)	425,268	358,676
Series 2013-6, Class A2, 3.00%, 05/25/2043(g)	532,300	475,849
Series 2013-7, Class A2, 3.00%, 06/25/2043(g)	337,399	301,020
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 5.42% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(e)	4,931,000	4,945,916
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Short Term Bond Fund

Principal Amount		Value

Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	$4,452,492	$4,025,316
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	72,762	69,665
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(g)	756,710	717,957
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(g)	4,136,605	3,672,608
Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(g)	175,997	9,952
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	3,133,147	3,209,841
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	2,982,525	2,977,443
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.50% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	2,069,725	2,073,778
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.41% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	3,430,228	3,437,644
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 5.22% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(e)	4,533,000	4,535,607
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	1,995,000	2,023,594
Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(b)	1,980,000	1,763,440
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,688,320	4,338,599
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	6,409,000	6,422,147
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.40% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(e)	4,040,000	4,049,994
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(h)	10,213,993	199,926
Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(j)	228,170	140
Principal Amount		Value

Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)	$641,513	$628,779
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(g)	1,741,024	1,545,933
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(g)	1,078,278	953,762
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	4,748,683	4,263,401
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(g)	972,566	921,103
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	3,258,703	3,017,495
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)	1,657,631	1,650,681
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)	2,207,315	2,220,262
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(g)	1,911,675	1,906,520
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	687,614	656,133
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.52%, 10/25/2033(g)	63,349	60,662
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(g)	28,402	26,330
Series 2005-AR16, Class 1A1, 4.74%, 12/25/2035(g)	131,697	120,169
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(h)	11,289,164	222,353
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(b)	6,229,432	6,137,620
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	10,000,000	10,137,750
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	9,645,175	8,937,487
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	3,907,000	4,036,996
Total Asset-Backed Securities (Cost $524,745,610)		507,297,150
U.S. Treasury Securities–4.07%
U.S. Treasury Bills–0.33%
4.23%, 05/29/2025(k)(l)	6,700,000	6,632,035
U.S. Treasury Notes–3.74%
4.13%, 01/31/2027	65,974,100	66,123,572
4.25%, 02/15/2028	563,600	568,069
4.25%, 01/31/2030	8,674,400	8,766,566
		75,458,207
Total U.S. Treasury Securities (Cost $81,675,246)		82,090,242
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Short Term Bond Fund

Principal Amount		Value

Agency Credit Risk Transfer Notes–0.52%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	$3,626,321	$3,678,518
Series 2022-R04, Class 1M1, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	1,843,741	1,866,807
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	1,333,663	1,365,612
Freddie Mac,
Series 2022-HQA3, Class M1, STACR®, 6.65% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(e)	1,865,114	1,905,094
Series 2022-DNA6, Class M1, STACR®, 6.50% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	679,345	685,635
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	1,046,418	1,065,626
Total Agency Credit Risk Transfer Notes (Cost $10,394,602)		10,567,292
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.49%
Collateralized Mortgage Obligations–0.27%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2029(j)	213,919	24,058
6.50%, 02/25/2032 to 07/25/2032(j)	154,017	18,942
6.00%, 12/25/2032 to 09/25/2035(j)	386,287	47,685
5.50%, 11/25/2033 to 06/25/2035(j)	322,497	45,491
PO, 0.00%, 09/25/2032(m)	12,720	11,494
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(j)	$237,019	$5,169
3.41% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(e)(j)	80,429	6,927
3.43% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(j)	17,357	1,698
3.48% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(e)(j)	74,428	5,811
3.51% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(e)(j)	35,130	3,427
3.63% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(e)(j)	50,144	5,087
2.53% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(j)	33,239	2,470
3.33% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(j)	15,460	1,650
3.53% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(e)(j)	100,564	10,722
3.61% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(j)	70,861	6,103
3.78% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(j)	90,940	12,715
7.00%, 04/25/2033(j)	443,300	60,028
2.23% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035(e)(j)	379,663	31,787
1.58% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(e)(j)	219,463	15,821
2.28% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(e)(j)	93,796	4,215
2.13% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(j)	83,625	5,049
3.50%, 08/25/2035(j)	2,050,157	218,234
2.07% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(e)(j)	80,840	6,466
2.08% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(j)	214,182	16,909
1.68% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(j)	461,980	52,098
4.50%, 02/25/2043(j)	127,134	15,691
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.43% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(j)	$3,897,140	$362,806
6.50%, 11/25/2029	22,834	23,194
5.47% (30 Day Average SOFR + 1.11%), 04/25/2032(e)	21,175	21,398
4.99% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	10,796	10,767
4.87% (30 Day Average SOFR + 0.51%), 11/25/2033 to 03/25/2042(e)	59,186	58,828
5.50%, 04/25/2035 to 07/25/2046(j)	1,690,648	1,236,308
8.19% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	46,791	54,037
7.82% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	143,113	163,763
7.82% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	20,802	22,705
4.00%, 03/25/2041 to 08/25/2047(j)	602,307	143,841
4.92% (30 Day Average SOFR + 0.56%), 02/25/2047(e)	36,637	36,599
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.63%, 02/25/2026(h)	25,760,769	96,054
Series K735, Class X1, IO, 0.96%, 05/25/2026(h)	25,866,044	230,981
Series K093, Class X1, IO, 0.94%, 05/25/2029(h)	21,306,781	706,829
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(j)	787,706	17,961
2.50%, 05/15/2028(j)	222,183	5,589
4.25% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(e)(j)	13	0
3.60% (8.05% - (30 Day Average SOFR + 0.11%)), 02/15/2029(e)(j)	64,444	3,991
3.30% (7.75% - (30 Day Average SOFR + 0.11%)), 06/15/2029(e)(j)	60,839	3,149
3.65% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(e)(j)	37,914	2,272
2.25% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(j)	232,480	13,719
2.30% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(j)	45,336	2,698
2.27% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(j)	122,998	7,006
1.70% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(j)	145,283	6,901
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
2.55% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(j)	$33,521	$3,363
1.55% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(j)	24,779	2,150
1.62% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(j)	476,633	44,243
1.80% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(j)	84,692	6,978
1.65% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(j)	537,491	51,632
6.50%, 04/15/2028 to 06/15/2032	338,992	349,685
6.00%, 01/15/2029 to 04/15/2029	123,487	125,287
7.50%, 09/15/2029	16,864	17,340
8.00%, 03/15/2030	11,892	12,344
5.40% (30 Day Average SOFR + 1.06%), 08/15/2031 to 01/15/2032(e)	32,008	32,340
5.45% (30 Day Average SOFR + 1.11%), 12/15/2031 to 03/15/2032(e)	66,710	67,158
4.95% (30 Day Average SOFR + 0.61%), 01/15/2033(e)	1,450	1,450
5.00%, 08/15/2035	716,084	730,326
4.00%, 06/15/2038 to 03/15/2045(j)	71,176	42,924
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(j)	325,315	9,827
3.15%, 12/15/2027(h)	100,611	2,904
6.50%, 02/01/2028(j)	4,566	290
7.00%, 09/01/2029(j)	48,166	4,858
7.50%, 12/15/2029(j)	24,954	2,778
6.00%, 12/15/2032(j)	23,486	2,415
		5,377,435
Commercial & Residential Mortgage Finance–0.13%
7.00%, 12/01/2025 to 08/01/2036	649,669	681,015
7.50%, 02/01/2027 to 08/01/2033	389,664	400,237
6.50%, 12/01/2029 to 10/01/2035	500,412	516,177
9.00%, 01/01/2030	3,492	3,497
8.50%, 05/01/2030 to 07/01/2030	46,490	47,955
6.00%, 06/01/2030 to 03/01/2037	810,606	843,917
8.00%, 07/01/2032	27,526	27,564
5.50%, 02/01/2035 to 05/01/2036	120,287	123,286
ARM, 6.99% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	12,693	13,016
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Short Term Bond Fund

	Principal Amount	Value
Commercial & Residential Mortgage Finance–(continued)
6.94% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(e)	$13,186	$13,664
6.67% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(e)	3,709	3,792
		2,674,120
Federal Home Loan Mortgage Corp. (FHLMC)–0.05%
9.00%, 05/01/2025	1	0
8.50%, 06/01/2026	1,506	1,512
6.50%, 07/01/2028 to 04/01/2034	31,568	32,759
7.00%, 08/01/2028 to 03/01/2035	355,419	373,070
7.50%, 01/01/2032 to 02/01/2032	169,237	175,543
5.00%, 07/01/2033 to 06/01/2034	113,244	114,621
5.50%, 09/01/2039	335,352	343,259
ARM, 6.51% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 07/01/2036(e)	5,567	5,617
7.05% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(e)	1,474	1,512
7.08% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(e)	5,386	5,524
		1,053,417
Government National Mortgage Association (GNMA)–0.04%
7.50%, 08/15/2025 to 11/15/2026	2,297	2,303
7.00%, 10/15/2026 to 01/20/2030	23,017	23,266
8.50%, 07/20/2027	3,331	3,345
6.50%, 07/15/2028 to 02/15/2034	286,095	295,934
IO, 2.12% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(j)	419,961	30,644
2.22% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(j)	576,356	37,631
4.50%, 09/16/2047(j)	1,364,347	193,889
1.77% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(j)	1,454,628	169,697
		756,709
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $13,192,157)		9,861,681
Principal Amount		Value
Variable Rate Senior Loan Interests–0.40%(n)(o)
Wireless Telecommunication Services–0.40%
X Corp.,
Term Loan B, 1.98% (3 mo. Term SOFR + 6.50%), 10/27/2029	$3,000,000	$2,995,440
9.50% (1 mo. Term SOFR + 6.50%), 10/27/2029	5,000,000	5,112,500
Total Variable Rate Senior Loan Interests (Cost $8,073,750)		8,107,940

Municipal Obligations–0.34%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025 (Cost $6,730,000)	6,730,000	6,741,637
Shares
Preferred Stocks–0.32%
Diversified Financial Services–0.32%
Apollo Global Management, Inc., 7.63%, Pfd. (Cost $5,994,375)(d)	239,775	6,370,822

Exchange-Traded Funds–0.05%
Invesco High Yield Bond Factor ETF(p)	15,000	341,423
Invesco High Yield Select ETF(p)	10,000	255,199
Invesco Short Duration Bond ETF(p)	12,000	299,952
Total Exchange-Traded Funds (Cost $888,874)		896,574
Money Market Funds–2.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(p)(q)	16,391,349	16,391,349
Invesco Treasury Portfolio, Institutional Class, 4.25%(p)(q)	30,436,638	30,436,638
Total Money Market Funds (Cost $46,827,987)		46,827,987
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.86% (Cost $2,038,706,494)		2,032,744,338
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.83%
Invesco Private Government Fund, 4.34%(p)(q)(r)	37,482,250	37,482,250
Invesco Private Prime Fund, 4.47%(p)(q)(r)	100,117,791	100,147,827
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $137,630,077)		137,630,077
TOTAL INVESTMENTS IN SECURITIES–107.69% (Cost $2,176,336,571)		2,170,374,415
OTHER ASSETS LESS LIABILITIES—(7.69)%		(154,902,097)
NET ASSETS–100.00%		$2,015,472,318
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Short Term Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $873,893,270, which represented 43.36% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(f)	Perpetual bond with no specified maturity date.
(g)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2025.

(h)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
February 28, 2025.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Zero coupon bond issued at a discount.
(n)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(o)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2025.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$340,291	$-	$1,132	$-	$341,423	$-
Invesco High Yield Select ETF	253,291	-	-	1,908	-	255,199	17,187
Invesco Short Duration Bond ETF	231,403	299,430	(231,337)	1,347	(891)	299,952	10,127
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,075,734	243,199,627	(227,884,012)	-	-	16,391,349	724,370
Invesco Liquid Assets Portfolio, Institutional Class	768,382	68,087,340	(68,855,690)	-	(32)	-	186,772
Invesco Treasury Portfolio, Institutional Class	1,229,410	394,074,465	(364,867,237)	-	-	30,436,638	1,151,708
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Short Term Bond Fund

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$53,492,903	$278,438,385	$(294,449,038)	$-	$-	$37,482,250	$2,077,272*
Invesco Private Prime Fund	137,553,169	655,255,366	(692,638,670)	21,973	(44,011)	100,147,827	5,579,929*
Total	$194,604,292	$1,639,694,904	$(1,648,925,984)	$26,360	$(44,934)	$185,354,638	$9,747,365

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,287	June-2025	$887,275,031	$3,843,505	$3,843,505
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	1,884	June-2025	(203,354,250)	(1,726,256)	(1,726,256)
U.S. Treasury 10 Year Notes	71	June-2025	(7,887,656)	(92,787)	(92,787)
U.S. Treasury 10 Year Ultra Notes	472	June-2025	(53,926,000)	(716,399)	(716,399)
U.S. Treasury Long Bonds	216	June-2025	(25,508,250)	(445,984)	(445,984)
U.S. Treasury Ultra Bonds	27	June-2025	(3,351,375)	(73,469)	(73,469)
Subtotal—Short Futures Contracts				(3,054,895)	(3,054,895)
Total Futures Contracts				$788,610	$788,610
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Short Term Bond Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,990,989,633)*	$1,985,019,777
Investments in affiliates, at value (Cost $185,346,938)	185,354,638
Other investments:
Variation margin receivable — futures contracts	170,993
Cash	344,124
Foreign currencies, at value and cost	59
Receivable for:
Investments sold	19,798,927
Fund shares sold	1,890,623
Dividends	287,228
Interest	19,026,972
Investments matured, at value (Cost $472,938)	35,744
Principal paydowns	60
Investment for trustee deferred compensation and retirement plans	193,236
Other assets	86,126
Total assets	2,212,208,507
Liabilities:
Payable for:
Investments purchased	52,105,447
Dividends	1,199,121
Fund shares reacquired	4,761,102
Due to broker	101,369
Collateral upon return of securities loaned	137,630,077
Accrued fees to affiliates	581,558
Accrued trustees’ and officers’ fees and benefits	39,220
Accrued other operating expenses	112,456
Trustee deferred compensation and retirement plans	205,839
Total liabilities	196,736,189
Net assets applicable to shares outstanding	$2,015,472,318
Net assets consist of:
Shares of beneficial interest	$2,215,942,113
Distributable earnings (loss)	(200,469,795)
$2,015,472,318
Net Assets:
Class A	$1,146,034,530
Class C	$75,999,950
Class R	$42,093,471
Class Y	$328,040,021
Class R5	$1,022,081
Class R6	$422,282,265
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	141,410,310
Class C	9,377,364
Class R	5,183,440
Class Y	40,459,087
Class R5	126,337
Class R6	52,057,960
Class A:
Net asset value per share	$8.10
Maximum offering price per share (Net asset value of $8.10 ÷ 97.50%)	$8.31
Class C:
Net asset value and offering price per share	$8.10
Class R:
Net asset value and offering price per share	$8.12
Class Y:
Net asset value and offering price per share	$8.11
Class R5:
Net asset value and offering price per share	$8.09
Class R6:
Net asset value and offering price per share	$8.11

*	At February 28, 2025, securities with an aggregate value of $132,980,496 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Short Term Bond Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$101,442,874
Dividends	457,072
Dividends from affiliates (includes net securities lending income of $216,066)	2,306,230
Total investment income	104,206,176
Expenses:
Advisory fees	6,391,786
Administrative services fees	286,782
Custodian fees	269,388
Distribution fees:
Class A	1,639,264
Class C	545,289
Class R	211,906
Transfer agent fees — A, C, R and Y	2,019,172
Transfer agent fees — R5	836
Transfer agent fees — R6	140,186
Trustees’ and officers’ fees and benefits	39,173
Registration and filing fees	153,573
Reports to shareholders	130,490
Professional services fees	76,970
Other	25,715
Total expenses	11,930,530
Less: Fees waived and/or expense offset arrangement(s)	(214,865)
Net expenses	11,715,665
Net investment income	92,490,511
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(938,831)
Affiliated investment securities	(44,934)
Futures contracts	(1,359,141)
(2,342,906)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	28,693,693
Affiliated investment securities	26,360
Foreign currencies	(3)
Futures contracts	1,074,305
29,794,355
Net realized and unrealized gain	27,451,449
Net increase in net assets resulting from operations	$119,941,960
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Short Term Bond Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$92,490,511	$97,135,265
Net realized gain (loss)	(2,342,906)	(49,803,846)
Change in net unrealized appreciation	29,794,355	64,902,904
Net increase in net assets resulting from operations	119,941,960	112,234,323
Distributions to shareholders from distributable earnings:
Class A	(54,826,268)	(52,536,722)
Class C	(3,862,338)	(4,474,522)
Class R	(1,947,753)	(1,792,455)
Class Y	(16,250,677)	(15,859,640)
Class R5	(42,779)	(42,680)
Class R6	(23,329,592)	(25,929,515)
Total distributions from distributable earnings	(100,259,407)	(100,635,534)
Share transactions–net:
Class A	28,743,048	(117,058,150)
Class C	(18,948,691)	(27,113,443)
Class R	(1,266,485)	345,245
Class Y	5,505,943	(21,856,606)
Class R5	8,667	59,291
Class R6	(106,667,041)	(34,792,104)
Net increase (decrease) in net assets resulting from share transactions	(92,624,559)	(200,415,767)
Net increase (decrease) in net assets	(72,942,006)	(188,816,978)
Net assets:
Beginning of year	2,088,414,324	2,277,231,302
End of year	$2,015,472,318	$2,088,414,324
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Short Term Bond Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$8.03	$0.37	$0.10	$0.47	$(0.40)	$8.10	5.97%	$1,146,035	0.65%	0.65%	4.55%	125%
Year ended 02/29/24	7.98	0.35	0.07	0.42	(0.37)	8.03	5.33	1,106,368	0.65	0.65	4.40	169
Year ended 02/28/23	8.37	0.23	(0.41)	(0.18)	(0.21)	7.98	(2.13)	1,217,102	0.64	0.64	2.85	155
Year ended 02/28/22	8.68	0.13	(0.32)	(0.19)	(0.12)	8.37	(2.20)	1,407,707	0.62	0.62	1.49	141
Year ended 02/28/21	8.66	0.16	0.04	0.20	(0.18)	8.68	2.33	1,527,875	0.63	0.63	1.85	245
Class C
Year ended 02/28/25	8.03	0.34	0.10	0.44	(0.37)	8.10	5.60	76,000	1.00	1.15	4.20	125
Year ended 02/29/24	7.98	0.32	0.07	0.39	(0.34)	8.03	4.96	94,151	1.00	1.15	4.05	169
Year ended 02/28/23	8.38	0.20	(0.42)	(0.22)	(0.18)	7.98	(2.59)	120,755	0.99	1.14	2.50	155
Year ended 02/28/22	8.68	0.10	(0.31)	(0.21)	(0.09)	8.38	(2.41)	183,817	0.97	1.12	1.14	141
Year ended 02/28/21	8.66	0.13	0.03	0.16	(0.14)	8.68	1.93	237,167	0.98	0.98	1.50	245
Class R
Year ended 02/28/25	8.04	0.34	0.11	0.45	(0.37)	8.12	5.73	42,093	1.00	1.00	4.20	125
Year ended 02/29/24	8.00	0.32	0.06	0.38	(0.34)	8.04	4.83	42,921	1.00	1.00	4.05	169
Year ended 02/28/23	8.39	0.20	(0.41)	(0.21)	(0.18)	8.00	(2.46)	42,348	0.99	0.99	2.50	155
Year ended 02/28/22	8.70	0.10	(0.32)	(0.22)	(0.09)	8.39	(2.54)	45,537	0.97	0.97	1.14	141
Year ended 02/28/21	8.68	0.13	0.04	0.17	(0.15)	8.70	1.98	50,473	0.98	0.98	1.50	245
Class Y
Year ended 02/28/25	8.03	0.38	0.11	0.49	(0.41)	8.11	6.26	328,040	0.50	0.50	4.70	125
Year ended 02/29/24	7.98	0.36	0.07	0.43	(0.38)	8.03	5.49	319,439	0.50	0.50	4.55	169
Year ended 02/28/23	8.38	0.24	(0.42)	(0.18)	(0.22)	7.98	(2.10)	339,677	0.49	0.49	3.00	155
Year ended 02/28/22	8.68	0.14	(0.31)	(0.17)	(0.13)	8.38	(1.94)	583,784	0.47	0.47	1.64	141
Year ended 02/28/21	8.66	0.17	0.04	0.21	(0.19)	8.68	2.50	629,462	0.45	0.48	2.03	245
Class R5
Year ended 02/28/25	8.01	0.38	0.11	0.49	(0.41)	8.09	6.29	1,022	0.47	0.47	4.73	125
Year ended 02/29/24	7.96	0.36	0.07	0.43	(0.38)	8.01	5.52	1,004	0.47	0.47	4.58	169
Year ended 02/28/23	8.36	0.24	(0.42)	(0.18)	(0.22)	7.96	(2.08)	940	0.46	0.46	3.03	155
Year ended 02/28/22	8.66	0.15	(0.31)	(0.16)	(0.14)	8.36	(1.89)	705	0.41	0.41	1.70	141
Year ended 02/28/21	8.65	0.18	0.03	0.21	(0.20)	8.66	2.48	524	0.38	0.38	2.10	245
Class R6
Year ended 02/28/25	8.03	0.39	0.11	0.50	(0.42)	8.11	6.36	422,282	0.40	0.40	4.80	125
Year ended 02/29/24	7.99	0.37	0.06	0.43	(0.39)	8.03	5.46	524,531	0.40	0.40	4.65	169
Year ended 02/28/23	8.38	0.25	(0.41)	(0.16)	(0.23)	7.99	(1.88)	556,410	0.39	0.39	3.10	155
Year ended 02/28/22	8.69	0.15	(0.32)	(0.17)	(0.14)	8.38	(1.95)	598,369	0.37	0.37	1.74	141
Year ended 02/28/21	8.67	0.18	0.04	0.22	(0.20)	8.69	2.62	645,331	0.35	0.35	2.13	245

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $1,288,591,313 in connection with the acquisition of Invesco Oppenheimer Limited-Term Bond Fund into the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Short Term Bond Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Short Term Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
22
Invesco Short Term Bond Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
23
Invesco Short Term Bond Fund

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended February 28, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
N.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.350%
Next $500 million	0.325%
Next $1.5 billion	0.300%
Next $2.5 billion	0.290%
Over $5 billion	0.280%
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.32%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 1.75%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
24
Invesco Short Term Bond Fund

Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended February 28, 2025, the Adviser waived advisory fees of $40,512.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Class A shares. The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 0.65% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. IDI has contractually agreed, through at least June 30, 2026, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. 12b-1 fees before fee waivers under this agreement are shown as Distribution fees in the Statement of Operations. For the year ended February 28, 2025, 12b-1 fees incurred for Class C shares were $419,453 after fee waivers of $125,835.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $108,177 in front-end sales commissions from the sale of Class A shares and $65,388 and $2,126 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,353,983,013	$—	$1,353,983,013
Asset-Backed Securities	—	500,882,437	6,414,713	507,297,150
U.S. Treasury Securities	—	82,090,242	—	82,090,242
Agency Credit Risk Transfer Notes	—	10,567,292	—	10,567,292
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	9,861,681	—	9,861,681
Variable Rate Senior Loan Interests	—	8,107,940	—	8,107,940
Municipal Obligations	—	6,741,637	—	6,741,637
Preferred Stocks	6,370,822	—	—	6,370,822
Exchange-Traded Funds	896,574	—	—	896,574
Money Market Funds	46,827,987	137,630,077	—	184,458,064
Total Investments in Securities	54,095,383	2,109,864,319	6,414,713	2,170,374,415
Other Investments - Assets*
Investments Matured	—	35,744	—	35,744
Futures Contracts	3,843,505	—	—	3,843,505
	3,843,505	35,744	—	3,879,249
25
Invesco Short Term Bond Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Futures Contracts	$(3,054,895)	$—	$—	$(3,054,895)
Total Other Investments	788,610	35,744	—	824,354
Total Investments	$54,883,993	$2,109,900,063	$6,414,713	$2,171,198,769

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$3,843,505
Derivatives not subject to master netting agreements	(3,843,505)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(3,054,895)
Derivatives not subject to master netting agreements	3,054,895
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(1,359,141)
Change in Net Unrealized Appreciation:
Futures contracts	1,074,305
Total	$(284,836)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$1,287,391,018

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $48,518.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under
26
Invesco Short Term Bond Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$100,259,407	$100,635,534

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$354,497
Net unrealized appreciation (depreciation) — investments	(6,407,972)
Net unrealized appreciation (depreciation) — foreign currencies	(1)
Temporary book/tax differences	(192,462)
Capital loss carryforward	(194,223,857)
Shares of beneficial interest	2,215,942,113
Total net assets	$2,015,472,318
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to amortization and accretion on debt securities, derivative instruments and straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$77,637,153	$116,586,704	$194,223,857
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $936,974,030 and $1,088,119,562, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$24,751,642
Aggregate unrealized (depreciation) of investments	(31,159,614)
Net unrealized appreciation (depreciation) of investments	$(6,407,972)
Cost of investments for tax purposes is $2,177,606,741.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of amortization and accretion on debt securities and paydowns, on February 28, 2025, undistributed net investment income was increased by $490,103 and undistributed net realized gain (loss) was decreased by $490,103. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
27
Invesco Short Term Bond Fund

NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	38,119,033	$307,518,796	32,912,333	$262,352,969
Class C	1,672,539	13,499,639	1,694,937	13,507,333
Class R	1,407,682	11,350,343	1,176,798	9,410,591
Class Y	14,623,721	118,061,069	23,974,539	191,216,055
Class R5	56,298	452,199	37,429	298,193
Class R6	15,593,205	125,811,270	12,098,565	96,519,692
Issued as reinvestment of dividends:
Class A	5,752,280	46,368,719	5,631,325	44,928,773
Class C	418,933	3,375,967	490,132	3,910,404
Class R	236,556	1,910,799	220,159	1,759,444
Class Y	1,406,918	11,346,050	1,350,523	10,778,321
Class R5	5,245	42,210	5,083	40,465
Class R6	2,749,642	22,179,368	3,144,565	25,096,380
Automatic conversion of Class C shares to Class A shares:
Class A	1,654,610	13,340,142	1,125,246	8,962,934
Class C	(1,654,610)	(13,340,142)	(1,125,188)	(8,962,934)
Reacquired:
Class A	(41,980,335)	(338,484,609)	(54,362,754)	(433,302,826)
Class C	(2,790,793)	(22,484,155)	(4,462,703)	(35,568,246)
Class R	(1,797,356)	(14,527,627)	(1,356,290)	(10,824,790)
Class Y	(15,358,883)	(123,901,176)	(28,096,116)	(223,850,982)
Class R5	(60,512)	(485,742)	(35,216)	(279,367)
Class R6	(31,583,191)	(254,657,679)	(19,617,286)	(156,408,176)
Net increase (decrease) in share activity	(11,529,018)	$(92,624,559)	(25,193,919)	$(200,415,767)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Invesco Short Term Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Short Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Short Term Bond Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent, agent bank, and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
29
Invesco Short Term Bond Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	1.03%
Corporate Dividends Received Deduction*	1.01%
U.S. Treasury Obligations*	3.62%
Qualified Business Income*	0.00%
Business Interest Income*	96.47%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
30
Invesco Short Term Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
31
Invesco Short Term Bond Fund

SEC file number(s):
Invesco Distributors, Inc.
STB-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco SMA High Yield Bond Fund
Nasdaq:
SMHYX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Report of Independent Registered Public Accounting Firm
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–95.02%
Advertising–0.53%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$57,000	$55,779
Aerospace & Defense–0.99%
TransDigm, Inc.,
6.38%, 03/01/2029(b)	50,000	50,721
6.88%, 12/15/2030(b)	24,000	24,650
7.13%, 12/01/2031(b)	28,000	28,907
		104,278
Apparel Retail–0.50%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	58,000	52,839
Application Software–1.00%
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	37,000	36,423
8.25%, 06/30/2032(b)	15,000	15,569
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	25,000	24,910
6.50%, 06/01/2032(b)	28,000	28,669
		105,571
Automobile Manufacturers–1.51%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	178,000	160,127
Automotive Parts & Equipment–4.75%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	78,000	79,875
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	51,000	54,032
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	117,000	110,291
PHINIA, Inc.,
6.75%, 04/15/2029(b)	78,000	80,003
6.63%, 10/15/2032(b)	27,000	27,175
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	150,000	151,633
		503,009
Automotive Retail–3.25%
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	52,000	53,061
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	75,000	79,221
Lithia Motors, Inc.,
3.88%, 06/01/2029(b)	113,000	104,784
4.38%, 01/15/2031(b)	58,000	53,566
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	51,000	53,290
		343,922
Broadcasting–0.60%
Gray Media, Inc., 10.50%, 07/15/2029(b)	10,000	10,321
Principal Amount		Value
Broadcasting–(continued)
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	$21,000	$21,058
7.38%, 06/30/2030(b)	16,000	15,645
8.50%, 07/31/2031(b)	16,000	15,964
		62,988
Broadline Retail–2.32%
Kohl’s Corp., 4.63%, 05/01/2031	33,000	25,765
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	200,000	220,074
		245,839
Building Products–0.24%
Specialty Building Products Holdings LLC/ SBP Finance Corp., 7.75%, 10/15/2029(b)	25,000	25,572
Cable & Satellite–2.74%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	53,000	52,308
4.75%, 02/01/2032(b)	59,000	53,064
4.50%, 05/01/2032	61,000	53,787
4.25%, 01/15/2034(b)	63,000	52,854
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	27,000	26,519
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(c)	55,000	51,556
		290,088
Casinos & Gaming–4.49%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	186,149
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	183,216
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	98,000	106,418
		475,783
Commodity Chemicals–0.62%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	54,000	50,081
Olin Corp., 6.63%, 04/01/2033(b)	15,000	15,007
		65,088
Construction Machinery & Heavy Transportation Equipment– 0.49%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	51,000	52,092
Construction Materials–0.74%
Quikrete Holdings, Inc.,
6.38%, 03/01/2032(b)	50,000	50,757
6.75%, 03/01/2033(b)	27,000	27,428
		78,185
Consumer Finance–1.78%
FirstCash, Inc., 6.88%, 03/01/2032(b)	77,000	78,787
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Consumer Finance–(continued)
Navient Corp.,
5.00%, 03/15/2027	$38,000	$37,432
9.38%, 07/25/2030	17,000	18,560
OneMain Finance Corp., 4.00%, 09/15/2030	60,000	54,036
		188,815
Diversified Banks–0.58%
Citigroup, Inc., Series CC, 7.13%(d)(e)	55,000	56,296
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	5,000	5,434
		61,730
Diversified Capital Markets–1.00%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(b)	54,000	54,949
9.00%, 06/15/2030	52,000	51,129
		106,078
Diversified Financial Services–5.39%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	150,000	154,657
Freedom Mortgage Holdings LLC,
9.25%, 02/01/2029(b)	10,000	10,446
9.13%, 05/15/2031(b)	10,000	10,403
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	102,000	104,408
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	63,000	65,404
6.13%, 11/01/2032(b)	39,000	39,179
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	50,000	51,549
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	74,000	76,895
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	59,000	58,063
		571,004
Diversified REITs–0.71%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	28,000	26,289
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	46,000	49,146
		75,435
Diversified Support Services–0.98%
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	49,000	51,626
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	56,000	51,755
		103,381
Electric Utilities–2.93%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(d)	54,000	54,093
Duke Energy Corp., 6.45%, 09/01/2054(d)	53,000	53,612
Entergy Corp., 7.13%, 12/01/2054(d)	51,000	52,231
Principal Amount		Value
Electric Utilities–(continued)
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	$22,000	$22,017
7.75%, 10/15/2031(b)	121,000	127,851
		309,804
Electrical Components & Equipment–1.00%
EnerSys,
4.38%, 12/15/2027(b)	30,000	29,148
6.63%, 01/15/2032(b)	23,000	23,703
Vertiv Group Corp., 4.13%, 11/15/2028(b)	55,000	52,914
		105,765
Electronic Components–0.44%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	53,000	46,974
Electronic Manufacturing Services–0.76%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	79,000	80,021
Environmental & Facilities Services–0.74%
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	28,000	26,588
3.50%, 09/01/2028(b)	55,000	51,784
		78,372
Gold–0.75%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	79,000	79,756
Health Care Facilities–1.45%
Select Medical Corp., 6.25%, 12/01/2032(b)	50,000	49,787
Tenet Healthcare Corp., 6.75%, 05/15/2031	102,000	104,141
		153,928
Health Care REITs–0.71%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	79,000	75,478
Health Care Services–2.44%
Community Health Systems, Inc.,
5.63%, 03/15/2027(b)	27,000	26,056
8.00%, 12/15/2027(b)	24,000	23,863
5.25%, 05/15/2030(b)	30,000	25,455
4.75%, 02/15/2031(b)	35,000	28,459
CVS Health Corp.,
6.75%, 12/10/2054(d)	25,000	25,061
7.00%, 03/10/2055(d)	25,000	25,288
DaVita, Inc., 6.88%, 09/01/2032(b)	51,000	51,845
Star Parent, Inc., 9.00%, 10/01/2030(b)	50,000	52,398
		258,425
Homebuilding–0.99%
KB Home, 4.80%, 11/15/2029	54,000	52,496
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	54,000	52,510
		105,006
Hotel & Resort REITs–2.76%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	52,000	52,709
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Hotel & Resort REITs–(continued)
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	$58,000	$53,303
Service Properties Trust,
5.50%, 12/15/2027	82,000	79,936
4.95%, 10/01/2029	17,000	14,264
4.38%, 02/15/2030	82,000	66,356
8.63%, 11/15/2031(b)	24,000	25,726
		292,294
Hotels, Resorts & Cruise Lines–2.74%
Carnival Corp.,
5.75%, 03/15/2030(b)	28,000	28,099
6.13%, 02/15/2033(b)	79,000	79,609
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(b)	130,000	132,069
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(b)	50,000	50,595
		290,372
Household Products–0.25%
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	28,000	26,308
Housewares & Specialties–0.50%
Newell Brands, Inc., 6.63%, 05/15/2032	53,000	52,847
Independent Power Producers & Energy Traders–1.07%
Vistra Corp.,
8.00%(b)(d)(e)	26,000	26,764
Series C, 8.88%(b)(d)(e)	81,000	86,962
		113,726
Industrial Machinery & Supplies & Components–1.00%
ESAB Corp., 6.25%, 04/15/2029(b)	52,000	52,898
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	56,000	53,300
		106,198
Insurance Brokers–1.49%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	78,000	79,571
HUB International Ltd.,
7.25%, 06/15/2030(b)	50,000	51,670
7.38%, 01/31/2032(b)	26,000	26,700
		157,941
Integrated Telecommunication Services–1.76%
Level 3 Financing, Inc.,
10.50%, 04/15/2029(b)	10,000	11,250
11.00%, 11/15/2029(b)	18,000	20,448
10.50%, 05/15/2030(b)	19,000	20,781
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	53,000	52,674
7.72%, 06/04/2038	51,000	52,860
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	27,000	27,935
		185,948
Investment Banking & Brokerage–0.50%
Goldman Sachs Group, Inc. (The), Series X, 7.50%(d)(e)	50,000	52,519
Principal Amount		Value
Leisure Facilities–1.47%
NCL Corp. Ltd.,
5.88%, 02/15/2027(b)	$52,000	$52,163
8.13%, 01/15/2029(b)	25,000	26,535
6.75%, 02/01/2032(b)	24,000	24,548
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.63%, 05/01/2032(b)	51,000	52,281
		155,527
Leisure Products–0.98%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	101,000	103,796
Life & Health Insurance–0.49%
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	51,000	52,093
Marine Transportation–1.23%
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	100,000	101,722
7.63%, 02/15/2031(b)	28,000	29,002
		130,724
Metal, Glass & Plastic Containers–0.74%
OI European Group B.V., 4.75%, 02/15/2030(b)	57,000	52,489
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	26,000	25,594
		78,083
Movies & Entertainment–0.50%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	58,000	53,265
Multi-line Insurance–0.51%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	52,000	53,715
Multi-Utilities–0.47%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	50,000	49,706
Office REITs–0.51%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	56,000	54,385
Oil & Gas Drilling–2.42%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	53,000	53,783
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	73,000	76,750
Transocean, Inc.,
8.75%, 02/15/2030(b)	24,800	25,902
8.50%, 05/15/2031(b)	50,000	49,407
Valaris Ltd., 8.38%, 04/30/2030(b)	50,000	50,688
		256,530
Oil & Gas Exploration & Production–1.98%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	75,000	77,366
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	53,000	52,146
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 02/01/2031(b)	$11,000	$10,491
8.38%, 11/01/2033(b)	27,000	28,234
7.25%, 02/15/2035(b)	39,000	38,372
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	2,715	2,775
		209,384
Oil & Gas Storage & Transportation–5.95%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	50,000	51,115
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 01/15/2029	9,000	9,288
8.88%, 04/15/2030	32,000	33,254
7.88%, 05/15/2032	50,000	50,341
8.00%, 05/15/2033	39,000	39,419
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	101,000	105,308
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	25,000	25,477
8.38%, 02/15/2032(b)	27,000	27,450
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	76,000	78,826
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	52,000	53,180
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)	71,000	77,696
9.00%(b)(d)(e)	77,500	78,880
		630,234
Other Specialized REITs–0.49%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	56,000	51,982
Other Specialty Retail–1.00%
Bath & Body Works, Inc., 6.75%, 07/01/2036	52,000	53,155
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	61,000	52,894
		106,049
Passenger Airlines–2.45%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	261,000	259,735
Pharmaceuticals–1.03%
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	27,000	26,950
11.00%, 09/30/2028(b)	29,000	29,389
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	49,000	52,578
		108,917
Real Estate Development–1.00%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	51,000	54,882
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	48,000	50,536
		105,418
Principal Amount		Value
Reinsurance–0.51%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	$56,000	$54,454
Renewable Electricity–0.47%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	50,000	49,611
Research & Consulting Services–0.51%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	55,000	53,802
Security & Alarm Services–0.49%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	51,000	52,293
Semiconductor Materials & Equipment–0.49%
Entegris, Inc., 4.75%, 04/15/2029(b)	54,000	52,242
Single-Family Residential REITs–1.00%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	105,000	105,315
Specialized Consumer Services–1.00%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	114,000	105,512
Specialized Finance–1.33%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	8,000	7,870
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	50,000	53,468
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	78,000	79,852
		141,190
Specialty Chemicals–0.54%
Celanese US Holdings LLC, 6.95%, 11/15/2033	53,000	56,700
Steel–0.50%
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(b)	40,000	40,220
6.25%, 10/01/2040	14,000	12,186
		52,406
Systems Software–0.49%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	53,000	52,157
Technology Hardware, Storage & Peripherals–0.49%
Seagate HDD Cayman, 9.63%, 12/01/2032	46,000	52,219
Trading Companies & Distributors–3.00%
Air Lease Corp.,
Series B, 4.65%(d)(e)	99,000	97,426
Series C, 4.13%(d)(e)	30,000	28,845
Series D, 6.00%(d)(e)	5,000	4,915
Aircastle Ltd., 5.25%(b)(d)(e)	135,000	133,144
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	55,000	53,317
		317,647
Transaction & Payment Processing Services–0.50%
WEX, Inc., 6.50%, 03/15/2033(b)	53,000	53,127
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SMA High Yield Bond Fund

	Principal Amount		Value
Wireless Telecommunication Services–0.99%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)		$117,000	$105,305
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,871,694)			10,062,808
Non-U.S. Dollar Denominated Bonds & Notes–1.15%(g)
Wireless Telecommunication Services–1.15%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b) (Cost $115,707)	EUR	125,000	121,731
Shares		Value
Money Market Funds–3.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(h)(i)	111,921	$111,921
Invesco Treasury Portfolio, Institutional Class, 4.25%(h)(i)	207,692	207,692
Total Money Market Funds (Cost $319,613)		319,613
TOTAL INVESTMENTS IN SECURITIES–99.19% (Cost $10,307,014)		10,504,152
OTHER ASSETS LESS LIABILITIES—0.81%		85,599
NET ASSETS–100.00%		$10,589,751
Investment Abbreviations:
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $8,350,184, which represented 78.85% of the Fund’s Net Assets.

(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2025.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$182,963	$2,137,820	$(2,208,862)	$-	$-	$111,921	$4,566
Invesco Liquid Assets Portfolio, Institutional Class	130,715	525,148	(655,848)	1	(16)	-	1,767
Invesco Treasury Portfolio, Institutional Class	209,101	3,490,736	(3,492,145)	-	-	207,692	6,716
Total	$522,779	$6,153,704	$(6,356,855)	$1	$(16)	$319,613	$13,049

(i)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2025	Citibank N.A.	EUR	90,000	USD	94,218	$577
Currency Risk
04/30/2025	HSBC Bank USA	USD	15,655	EUR	15,000	(48)
Total Forward Foreign Currency Contracts						$529

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SMA High Yield Bond Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $9,987,401)	$10,184,539
Investments in affiliated money market funds, at value (Cost $319,613)	319,613
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	577
Foreign currencies, at value (Cost $6,473)	6,449
Receivable for:
Investments sold	252,238
Fund expenses absorbed	63,744
Dividends	683
Interest	174,372
Investment for trustee deferred compensation and retirement plans	7,200
Other assets	16,674
Total assets	11,026,089
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	48
Payable for:
Investments purchased	284,044
Dividends	62,119
Fund shares reacquired	2,123
Accrued fees to affiliates	347
Accrued trustees’ and officers’ fees and benefits	1,775
Accrued other operating expenses	78,682
Trustee deferred compensation and retirement plans	7,200
Total liabilities	436,338
Net assets applicable to shares outstanding	$10,589,751
Net assets consist of:
Shares of beneficial interest	$10,360,912
Distributable earnings	228,839
$10,589,751
Shares outstanding, no par value, with an unlimited number of shares authorized:
Shares outstanding	1,035,172
Net asset value and offering price per share	$10.23
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SMA High Yield Bond Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$726,055
Dividends from affiliated money market funds	13,049
Total investment income	739,104
Expenses:
Administrative services fees	1,513
Custodian fees	5,116
Transfer agent fees	3,146
Trustees’ and officers’ fees and benefits	18,990
Registration and filing fees	20,316
Reports to shareholders	7,900
Professional services fees	99,521
Other	1,668
Total expenses	158,170
Less: Expenses reimbursed	(158,165)
Net expenses	5
Net investment income	739,099
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	196,479
Affiliated investment securities	(16)
Foreign currencies	(1,050)
Forward foreign currency contracts	7,866
203,279
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(51,885)
Affiliated investment securities	1
Foreign currencies	(113)
Forward foreign currency contracts	1,692
(50,305)
Net realized and unrealized gain	152,974
Net increase in net assets resulting from operations	$892,073
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SMA High Yield Bond Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$739,099	$765,672
Net realized gain (loss)	203,279	(9,830)
Change in net unrealized appreciation (depreciation)	(50,305)	247,947
Net increase in net assets resulting from operations	892,073	1,003,789
Distributions to shareholders from distributable earnings	(883,023)	(784,000)
Net increase in net assets resulting from share transactions	360,902	10,000,010
Net increase in net assets	369,952	10,219,799
Net assets:
Beginning of period	10,219,799	—
End of period	$10,589,751	$10,219,799
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SMA High Yield Bond Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
Net asset value, beginning of period	$10.22	$10.00
Net investment income(b)	0.73	0.77
Net gains on securities (both realized and unrealized)	0.14	0.24
Total from investment operations	0.87	1.01
Less:
Dividends from net investment income	(0.74)	(0.78)
Distributions from net realized gains	(0.12)	(0.01)
Total distributions	(0.86)	(0.79)
Net asset value, end of period	$10.23	$10.22
Total return(c)	8.85%	10.35%
Net assets, end of period (000’s omitted)	$10,590	$10,220
Portfolio turnover rate(d)	126%	123%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.00%	0.01%(e)
Without fee waivers and/or expense reimbursements	1.51%	2.65%(e)
Ratio of net investment income to average net assets	7.05%	7.55%(e)

(a)	Commencement date of March 1, 2023.
(b)	Calculated using average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SMA High Yield Bond Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco SMA High Yield Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund will be voted on exclusively by the shareholders of the Fund.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund commenced operations on March 1, 2023. Shares of the Fund may be purchased and held by or on behalf of wrap fee, separately managed and other discretionary accounts ("SMAs") for which Invesco Advisers, Inc (the "Adviser" or "Invesco") or its affiliates have an agreement with a program sponsor or directly with the client, to provide management or advisory services to the account.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
11
Invesco SMA High Yield Bond Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
I.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
12
Invesco SMA High Yield Bond Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
J.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee.  However, Invesco will be compensated directly or indirectly by clients or account program sponsors for managed account advisory services, including with respect to assets that may be invested in the Fund.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Invesco has contractually agreed to reimburse expenses necessary to limit total fund operating expenses after expense reimbursement (excluding (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement
13
Invesco SMA High Yield Bond Fund

agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
For the year ended February 28, 2025, the Adviser reimbursed expenses of $158,165.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$10,062,808	$—	$10,062,808
Non-U.S. Dollar Denominated Bonds & Notes	—	121,731	—	121,731
Money Market Funds	319,613	—	—	319,613
Total Investments in Securities	319,613	10,184,539	—	10,504,152
Other Investments - Assets*
Forward Foreign Currency Contracts	—	577	—	577
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(48)	—	(48)
Total Other Investments	—	529	—	529
Total Investments	$319,613	$10,185,068	$—	$10,504,681

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$577
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$577
14
Invesco SMA High Yield Bond Fund

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(48)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(48)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank N.A.	$577	$−	$577	$—	$—	$577
HSBC Bank USA	−	(48)	(48)	—	—	(48)
Total	$577	$(48)	$529	$—	$—	$529
Effect of Derivative Investments for the year ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$7,866
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,692
Total	$9,558
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$224,210

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$797,960	$784,000
Long-term capital gain	85,063	—
Total distributions	$883,023	$784,000

*	Includes short-term capital gain distributions, if any.

15
Invesco SMA High Yield Bond Fund

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$9,712
Undistributed long-term capital gain	37,760
Net unrealized appreciation — investments	186,493
Net unrealized appreciation (depreciation) — foreign currencies	(25)
Temporary book/tax differences	(5,101)
Shares of beneficial interest	10,360,912
Total net assets	$10,589,751
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and amortization and accretion on debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of February 28, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $13,108,986 and $12,835,486, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$208,624
Aggregate unrealized (depreciation) of investments	(22,131)
Net unrealized appreciation of investments	$186,493
Cost of investments for tax purposes is $10,318,188.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $12,281 and undistributed net realized gain was decreased by $12,281. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		February 29, 2024(b)
	Shares	Amount	Shares	Amount
Sold	41,782	$429,628	1,000,001	$10,000,010
Reacquired	(6,611)	(68,726)	—	—
Net increase in share activity	35,171	$360,902	1,000,001	$10,000,010

(a)	97% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of March 1, 2023.
16
Invesco SMA High Yield Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco SMA High Yield Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco SMA High Yield Bond Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for the year ended February 28, 2025 and for the period March 1, 2023 (commencement date) through February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year ended February 28, 2025, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for the year ended February 28, 2025 and for the period March 1, 2023 (commencement date) through February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
17
Invesco SMA High Yield Bond Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$85,063
Qualified Dividend Income*	1.26%
Corporate Dividends Received Deduction*	1.26%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	90.27%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$44,026
18
Invesco SMA High Yield Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco SMA High Yield Bond Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
SMAHYB-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco U.S. Government Money Portfolio
Nasdaq:
Invesco Cash Reserve: GMQXX ■ C: GMCXX ■ R: GMLXX ■ Y: OMBXX ■ R6: GMRXX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-18.62%
Federal Farm Credit Bank (FFCB)-14.92%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$9,000	$9,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/28/2025	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	4.41%	07/18/2025	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	4,500	4,500,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	2,500	2,500,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	5,500	5,500,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.51%	12/15/2025	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/12/2026	4,500	4,500,000
Federal Farm Credit Bank (1 mo. EFFR + 0.06%)(a)	4.39%	01/16/2026	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	02/02/2026	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	02/12/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	03/12/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	3,500	3,500,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/18/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/23/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	01/27/2027	3,500	3,500,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	7,000	7,000,000
				175,000,000
Federal Home Loan Bank (FHLB)-3.70%
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.49%	03/24/2025	500	499,997
Federal Home Loan Bank(b)	4.26%	06/16/2025	6,000	5,926,170
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	07/24/2025	4,000	4,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	08/21/2025	2,000	1,999,886
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	4,500	4,500,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	08/22/2025	1,000	999,944
Federal Home Loan Bank (SOFR + 0.08%)(a)	4.44%	09/19/2025	3,000	3,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/08/2025	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	4,500	4,500,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.49%	02/09/2026	3,000	3,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	05/13/2026	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	5,000	5,000,000
				43,425,997
Total U.S. Government Sponsored Agency Securities (Cost $218,425,997)				218,425,997
U.S. Treasury Securities-13.34%
U.S. Treasury Bills-10.93%(b)
U.S. Treasury Bills	4.26%-4.27%	03/04/2025	40,000	39,985,846
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills(b)-(continued)
U.S. Treasury Bills	4.76%	03/06/2025	$10,000	$9,993,549
U.S. Treasury Bills	4.64%	03/13/2025	6,000	5,990,940
U.S. Treasury Bills	4.99%	03/20/2025	2,000	1,994,970
U.S. Treasury Bills	4.36%	03/27/2025	6,000	5,981,497
U.S. Treasury Bills	4.25%-4.31%	04/03/2025	13,000	12,949,837
U.S. Treasury Bills	4.30%	04/08/2025	10,000	9,955,213
U.S. Treasury Bills	4.40%	04/10/2025	7,000	6,966,517
U.S. Treasury Bills	5.04%	04/17/2025	5,000	4,968,353
U.S. Treasury Bills	5.02%	07/10/2025	5,000	4,913,122
U.S. Treasury Bills	4.22%	10/02/2025	5,000	4,878,973
U.S. Treasury Bills	4.28%-4.29%	10/30/2025	12,000	11,667,427
U.S. Treasury Bills	4.38%	11/28/2025	8,250	7,988,823
				128,235,067
U.S. Treasury Floating Rate Notes-1.75%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	12,500	12,499,818
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	4.36%	07/31/2025	7,000	6,998,321
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	10/31/2025	1,000	1,000,000
				20,498,139
U.S. Treasury Notes-0.66%
U.S. Treasury Note	0.25%	09/30/2025	8,000	7,816,424
Total U.S. Treasury Securities (Cost $156,549,630)				156,549,630
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.83%
Federal Home Loan Mortgage Corp. (FHLMC)-1.45%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	4.46%	02/09/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	6,000	6,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	4,000	4,000,000
				17,000,000
Federal National Mortgage Association (FNMA)-2.38%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	4,000	4,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	8,500	8,500,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	3,500	3,500,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	10/23/2026	5,000	5,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	11/20/2026	4,000	4,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	3,000	3,000,000
				28,000,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $45,000,000)				45,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-35.79% (Cost $419,975,627)				419,975,627
			Repurchase Amount
Repurchase Agreements-64.12%(c)
Banco Santander, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,364,167 (collateralized by agency mortgage-backed securities valued at $1,020,371,451; 1.50% - 7.00%; 02/20/2031 - 01/01/2057)	4.37%	03/03/2025	55,020,029	55,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2025, aggregate maturing value of $1,200,437,000 (collateralized by agency mortgage-backed securities valued at $1,224,000,001; 2.50% - 6.50%; 05/01/2028 - 02/01/2055)	4.37%	03/03/2025	75,027,313	75,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070)(d)	4.38%	04/04/2025	25,106,458	25,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $500,182,083 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 10/25/2035 - 08/20/2070)	4.37%	03/03/2025	$40,014,567	$40,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(d)	4.36%	03/06/2025	50,042,389	50,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(d)	4.35%	03/06/2025	50,042,292	50,000,000
Mizuho Securities (USA) LLC, joint agreement dated 02/28/2025, aggregate maturing value of $500,182,083 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 8.50%; 07/01/2025 - 03/01/2055)	4.37%	03/03/2025	75,027,313	75,000,000
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	50,018,208	50,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	25,009,104	25,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(d)	5.16%	05/30/2025	6,301,860	6,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	100,036,417	100,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage-backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	101,336,890	101,300,000
TD Securities (USA) LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $490,415,411 (collateralized by agency mortgage-backed securities valued at $499,800,001; 3.00% - 6.00%; 05/20/2051 - 11/20/2054)(d)	4.36%	03/06/2025	100,084,778	100,000,000
Total Repurchase Agreements (Cost $752,300,000)				752,300,000
TOTAL INVESTMENTS IN SECURITIES(e)-99.91% (Cost $1,172,275,627)				1,172,275,627
OTHER ASSETS LESS LIABILITIES-0.09%				1,001,127
NET ASSETS-100.00%				$1,173,276,754
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco U.S. Government Money Portfolio

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$419,975,627
Repurchase agreements, at value and cost	752,300,000
Cash	285,205
Receivable for:
Fund shares sold	902,485
Interest	1,855,752
Investment for trustee deferred compensation and retirement plans	122,006
Other assets	2,178
Total assets	1,175,443,253
Liabilities:
Payable for:
Fund shares reacquired	1,146,066
Dividends	65,281
Accrued fees to affiliates	646,825
Accrued trustees’ and officers’ fees and benefits	5,248
Accrued operating expenses	104,689
Trustee deferred compensation and retirement plans	198,390
Total liabilities	2,166,499
Net assets applicable to shares outstanding	$1,173,276,754
Net assets consist of:
Shares of beneficial interest	$1,173,548,658
Distributable earnings (loss)	(271,904)
$1,173,276,754
Net Assets:
Invesco Cash Reserve	$49,782,414
Class C	$5,938,524
Class R	$14,079,814
Class Y	$1,103,213,782
Class R6	$262,220
Shares outstanding, no par value, unlimited number of shares authorized:
Invesco Cash Reserve	49,785,928
Class C	5,938,930
Class R	14,080,667
Class Y	1,103,281,346
Class R6	262,236
Net asset value, offering and redemption price per share for each class	$1.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco U.S. Government Money Portfolio

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$61,104,668
Expenses:
Advisory fees	5,023,155
Administrative services fees	533,961
Custodian fees	14,172
Distribution fees:
Invesco Cash Reserve	79,059
Class C	65,554
Class R	68,761
Transfer agent fees - Invesco Cash Reserve, C, R and Y	2,913,960
Transfer agent fees - R6	82
Trustees’ and officers’ fees and benefits	38,127
Registration and filing fees	120,922
Reports to shareholders	164,236
Professional services fees	85,236
Other	63,712
Total expenses	9,170,937
Less: Fees waived and expense offset arrangement(s)	(1,966,521)
Net expenses	7,204,416
Net investment income	53,900,252
Net realized gain from unaffiliated investment securities	10,710
Net increase in net assets resulting from operations	$53,910,962
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco U.S. Government Money Portfolio

Statement of Changes in Net Assets
For the year ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$53,900,252	$58,666,992
Net realized gain (loss)	10,710	(17,730)
Net increase in net assets resulting from operations	53,910,962	58,649,262
Distributions to shareholders from distributable earnings:
Invesco Cash Reserve	(2,290,386)	(2,405,503)
Class C	(229,409)	(270,820)
Class R	(548,072)	(411,860)
Class Y	(50,820,762)	(55,576,309)
Class R6	(11,623)	(2,500)
Total distributions from distributable earnings	(53,900,252)	(58,666,992)
Share transactions-net:
Invesco Cash Reserve	(3,483,018)	209,474
Class C	(1,041,482)	(842,622)
Class R	1,199,202	6,090,495
Class Y	(51,719,495)	(69,688,142)
Class R6	250,022	2,214
Net increase (decrease) in net assets resulting from share transactions	(54,794,771)	(64,228,581)
Net increase (decrease) in net assets	(54,784,061)	(64,246,311)
Net assets:
Beginning of year	1,228,060,815	1,292,307,126
End of year	$1,173,276,754	$1,228,060,815
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco U.S. Government Money Portfolio

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Invesco Cash Reserve
Year ended 02/28/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$(0.04)	$1.00	4.42%	$49,782	0.73%	0.87%	4.34%
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	4.62	53,265	0.73	0.83	4.52
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.79	53,056	0.66	0.83	1.76
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	53,481	0.07	0.83	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.03	60,704	0.18	0.89	0.04
Class C
Year ended 02/28/25	1.00	0.03	0.00	0.03	(0.03)	(0.03)	1.00	3.54	5,939	1.58	1.72	3.49
Year ended 02/29/24	1.00	0.04	(0.00)	0.04	(0.04)	(0.04)	1.00	3.73	6,980	1.58	1.68	3.67
Year ended 02/28/23	1.00	0.01	(0.00)	0.01	(0.01)	(0.01)	1.00	1.18	7,822	1.27	1.68	1.14
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	8,105	0.07	1.68	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.01	11,019	0.19	1.74	0.03
Class R
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.06	14,080	1.08	1.22	3.99
Year ended 02/29/24	1.00	0.04	(0.00)	0.04	(0.04)	(0.04)	1.00	4.25	12,881	1.08	1.18	4.17
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.53	6,791	0.93	1.18	1.48
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	5,042	0.07	1.18	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.02	5,857	0.19	1.24	0.03
Class Y
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.58	1,103,214	0.58	0.72	4.49
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	4.77	1,154,923	0.58	0.68	4.67
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.91	1,224,628	0.53	0.68	1.88
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	1,283,313	0.07	0.68	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.04	1,470,499	0.18	0.74	0.04
Class R6
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	(0.05)	1.00	4.70	262	0.48	0.53	4.59
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	4.91	12	0.48	0.52	4.77
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.99	10	0.45	0.51	1.97
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	10	0.07	0.53	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.05	10	0.16	0.57	0.06

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco U.S. Government Money Portfolio

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco U.S. Government Money Portfolio (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.
The Fund’s investment objective is to seek income consistent with stability of principal.
The Fund currently consists of five different classes of shares: Invesco Cash Reserve, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class C shares are sold with a contingent deferred sales charges ("CDSC"). Invesco Cash Reserve, Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Invesco Cash Reserve shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial
9
Invesco U.S. Government Money Portfolio

statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $1.5 billion	0.375%
Over $3 billion	0.350%
*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2025, the effective advisory fees incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.
The Adviser has contractually agreed, through June 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Invesco Cash Reserve, Class C, Class R, Class Y, and Class R6 shares to 0.73%, 1.58%, 1.08%, 0.58%, and 0.48%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended February 28, 2025, the Adviser contractually waived fund level expenses of $47 and class level expenses of $76,074, $9,477, $19,732, $1,628,919 and $82, of Invesco Cash Reserve, Class C, Class R, Class Y and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Invesco Cash Reserve, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve, Class C and Class R shares (collectively the “Plans”). The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the average daily
10
Invesco U.S. Government Money Portfolio

net assets of Invesco Cash Reserve shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. Expenses under this agreement are shown as Distribution fees in the Statement of Operations.
CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI imposed CDSC on redemptions by shareholders for Class C shares of $680.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $232,190.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$53,900,252	$58,666,992

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Net unrealized appreciation (depreciation) — investments	$(1,078)
Temporary book/tax differences	(184,895)
Capital loss carryforward	(85,931)
Shares of beneficial interest	1,173,548,658
Total net assets	$1,173,276,754
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
11
Invesco U.S. Government Money Portfolio

The Fund has a capital loss carryforward as of February 28, 2025 as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$85,931	$-	$85,931

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions
As of February 28, 2025, the aggregate cost of investments on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$0
Aggregate unrealized (depreciation) of investments	(1,078)
Net unrealized appreciation (depreciation) of investments	$(1,078)
Cost of investments for tax purposes is $1,172,276,705.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on February 28, 2025, undistributed net investment income was increased by $2,084 and shares of beneficial interest was decreased by $2,084. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Years ended February 28,
	2025		2024
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve	31,023,752	$31,023,752	29,997,541	$29,997,541
Class C	1,899,704	1,899,704	5,249,925	5,249,925
Class R	6,844,859	6,844,859	16,731,203	16,731,203
Class Y	194,136,716	194,136,716	310,930,974	310,930,974
Class R6	3,439,456	3,439,456	833,148	833,148
Issued as reinvestment of dividends:
Invesco Cash Reserve	2,173,382	2,173,382	2,300,189	2,300,189
Class C	224,767	224,767	254,517	254,517
Class R	542,800	542,800	407,150	407,150
Class Y	49,765,807	49,765,807	54,717,720	54,717,720
Class R6	11,167	11,167	2,023	2,023
Automatic Conversion of Class C shares to Invesco Cash Reserve shares:
Invesco Cash Reserve	590,294	590,294	518,719	518,719
Class C	(590,294)	(590,294)	(518,719)	(518,719)
Reacquired:
Invesco Cash Reserve	(37,270,446)	(37,270,446)	(32,606,975)	(32,606,975)
Class C	(2,575,659)	(2,575,659)	(5,828,345)	(5,828,345)
Class R	(6,188,457)	(6,188,457)	(11,047,858)	(11,047,858)
Class Y	(295,622,018)	(295,622,018)	(435,336,836)	(435,336,836)
Class R6	(3,200,601)	(3,200,601)	(832,957)	(832,957)
Net increase (decrease) in share activity	(54,794,771)	$(54,794,771)	(64,228,581)	$(64,228,581)
12
Invesco U.S. Government Money Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco U.S. Government Money Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco U.S. Government Money Portfolio (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco U.S. Government Money Portfolio

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Business Income*	0.00%
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
Business Interest Income*	100.00%
U.S. Treasury Obligations*	23.42%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco U.S. Government Money Portfolio

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco U.S. Government Money Portfolio

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
O-GMKT-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: May 02, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: May 02, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:May 02, 2025